UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03290

Name of Fund: BlackRock Variable Series Funds, Inc.

BlackRock Basic Value V.I. Fund

BlackRock Capital Appreciation V.I. Fund

BlackRock Equity Dividend V.I. Fund

BlackRock Global Allocation V.I. Fund

BlackRock Global Opportunities V.I. Fund

BlackRock High Yield V.I. Fund

BlackRock International V.I. Fund

BlackRock Large Cap Core V.I. Fund

BlackRock Large Cap Growth V.I. Fund

BlackRock Large Cap Value V.I. Fund

BlackRock Managed Volatility V.I. Fund

BlackRock Money Market V.I. Fund

BlackRock S&P 500 Index V.I. Fund

BlackRock Total Return V.I. Fund

BlackRock U.S. Government Bond V.I. Fund

BlackRock Value Opportunities V.I. Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Variable

Series Funds, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2014

Date of reporting period: 03/31/2014

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2014 (Unaudited)	BlackRock Basic Value V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.6%
Honeywell International, Inc.	24,600	$2,281,896
Northrop Grumman Corp.	37,900	4,676,102
Raytheon Co.	64,400	6,362,076

		13,320,074
Airlines — 0.5%
Delta Air Lines, Inc.	74,600	2,584,890
Auto Components — 1.7%
Lear Corp.	73,300	6,136,676
TRW Automotive Holdings Corp. (a)	28,800	2,350,656

		8,487,332
Automobiles — 1.7%
General Motors Co.	243,100	8,367,502
Banks — 11.6%
Citigroup, Inc.	388,430	18,489,268
JPMorgan Chase & Co.	368,676	22,382,320
Regions Financial Corp.	406,900	4,520,659
Wells Fargo & Co.	256,800	12,773,232

		58,165,479
Capital Markets — 1.1%
Morgan Stanley	130,000	4,052,100
State Street Corp.	19,700	1,370,135

		5,422,235
Chemicals — 2.8%
AKZO Nobel NV — ADR	177,000	4,826,790
Ashland, Inc.	33,300	3,312,684
Cabot Corp.	10,900	643,754
Celanese Corp., Series A	19,500	1,082,445
Huntsman Corp.	8,500	207,570
LyondellBasell Industries NV, Class A	45,100	4,011,194

		14,084,437
Communications Equipment — 3.8%
Cisco Systems, Inc.	639,700	14,335,677
Telefonaktiebolaget LM Ericsson — ADR	375,500	5,005,415

		19,341,092
Consumer Finance — 4.6%
Capital One Financial Corp.	154,800	11,944,368
Discover Financial Services	193,600	11,265,584

		23,209,952
Containers & Packaging — 0.2%
Crown Holdings, Inc. (a)	17,100	765,054
Diversified Financial Services — 1.4%
The NASDAQ OMX Group, Inc.	186,800	6,900,392
Diversified Telecommunication Services — 0.1%
Verizon Communications, Inc.	6,400	304,448

Common Stocks	Shares	Value
Electric Utilities — 0.6%
Edison International	55,360	$3,133,930
Electronic Equipment, Instruments & Components — 0.7%
Avnet, Inc.	28,500	1,326,105
Corning, Inc.	113,600	2,365,152

		3,691,257
Energy Equipment & Services — 0.2%
Halliburton Co.	19,448	1,145,293
Food & Staples Retailing — 2.8%
CVS Caremark Corp.	37,300	2,792,278
The Kroger Co.	263,800	11,514,870

		14,307,148
Food Products — 0.5%
ConAgra Foods, Inc.	75,200	2,333,456
Gas Utilities — 0.7%
UGI Corp.	78,000	3,557,580
Health Care Equipment & Supplies — 6.7%
Baxter International, Inc.	35,800	2,634,164
Hologic, Inc. (a)	92,800	1,995,200
Medtronic, Inc.	277,538	17,079,688
St. Jude Medical, Inc.	59,900	3,916,861
Zimmer Holdings, Inc.	83,800	7,925,804

		33,551,717
Health Care Providers & Services — 1.1%
Express Scripts Holding Co. (a)	1,300	97,617
Quest Diagnostics, Inc.	91,200	5,282,304

		5,379,921
Household Durables — 1.2%
Newell Rubbermaid, Inc.	182,300	5,450,770
Tupperware Brands Corp.	8,500	711,960

		6,162,730
Household Products — 1.3%
Energizer Holdings, Inc.	67,440	6,793,906
Independent Power and Renewable Electricity Producers — 1.7%
AES Corp.	616,100	8,797,908
Industrial Conglomerates — 0.1%
General Electric Co.	19,700	510,033
Insurance — 9.3%
ACE Ltd.	31,000	3,070,860
Aflac, Inc.	57,800	3,643,712
Genworth Financial, Inc., Class A (a)	464,800	8,240,904
The Hartford Financial Services Group, Inc.	174,191	6,143,716
Lincoln National Corp.	133,357	6,757,199
MetLife, Inc.	51,821	2,736,149
Prudential Financial, Inc.	76,900	6,509,585

Portfolio Abbreviations

ADR	American Depositary Receipts

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	1

Schedule of Investments (continued)	BlackRock Basic Value V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Insurance (concluded)
The Travelers Cos., Inc.	65,708	$5,591,751
XL Group PLC	132,700	4,146,875

		46,840,751
IT Services — 1.9%
Total System Services, Inc.	28,200	857,562
The Western Union Co.	264,500	4,327,220
Xerox Corp.	389,200	4,397,960

		9,582,742
Machinery — 0.4%
Stanley Black & Decker, Inc.	22,600	1,836,024
Media — 4.1%
CBS Outdoor Americas, Inc. (a)	18,800	549,900
Comcast Corp., Special Class A	8,300	404,708
The Interpublic Group of Cos., Inc.	95,900	1,643,726
Time Warner, Inc.	102,533	6,698,481
Viacom, Inc., Class B	132,700	11,278,173

		20,574,988
Metals & Mining — 0.4%
Reliance Steel & Aluminum Co.	29,600	2,091,536
Steel Dynamics, Inc.	2,800	49,812

		2,141,348
Multiline Retail — 0.8%
Kohl’s Corp.	51,600	2,930,880
Macy’s, Inc.	14,500	859,705

		3,790,585
Multi-Utilities — 0.1%
PG&E Corp.	10,700	462,240
Oil, Gas & Consumable Fuels — 14.8%
Apache Corp.	130,400	10,816,680
Cobalt International Energy, Inc. (a)(b)	141,600	2,594,112
Exxon Mobil Corp.	65,400	6,388,272
Gulfport Energy Corp. (a)	84,800	6,036,064
Marathon Oil Corp.	500,772	17,787,421
Marathon Petroleum Corp.	92,300	8,033,792
Suncor Energy, Inc.	207,600	7,257,696
Total SA — ADR	112,600	7,386,560
Valero Energy Corp.	155,300	8,246,430

		74,547,027
Pharmaceuticals — 10.7%
AstraZeneca PLC — ADR	150,100	9,738,488
Eli Lilly & Co.	192,700	11,342,322
Hospira, Inc. (a)(b)	115,600	4,999,700
Johnson & Johnson	31,900	3,133,537
Pfizer, Inc.	564,320	18,125,958
Teva Pharmaceutical Industries Ltd. — ADR	119,000	6,287,960

		53,627,965
Real Estate Management & Development — 0.8%
CBRE Group, Inc., Class A (a)	40,400	1,108,172

Common Stocks	Shares	Value
Real Estate Management & Development (concluded)
Jones Lang LaSalle, Inc.	23,800	$2,820,300

		3,928,472
Semiconductors & Semiconductor Equipment — 1.2%
KLA-Tencor Corp.	28,100	1,942,834
Teradyne, Inc. (a)	193,900	3,856,671

		5,799,505
Software — 4.3%
Microsoft Corp.	339,300	13,907,907
Oracle Corp.	114,600	4,688,286
Symantec Corp.	160,000	3,195,200

		21,791,393
Specialty Retail — 0.5%
GNC Holdings, Inc., Class A	59,800	2,632,396
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.	900	483,066
Wireless Telecommunication Services — 0.5%
Telephone & Data Systems, Inc.	63,500	1,664,335
United States Cellular Corp.	20,800	853,008

		2,517,343
Total Common Stocks — 99.6%		500,873,611

Preferred Securities
Preferred Stock
Machinery — 0.1%
Stanley Black & Decker, Inc., 0.00% (c)	4,000	431,760
Total Long-Term Investments (Cost — $382,593,227) — 99.7%		501,305,371

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)(e)	3,103,970	3,103,970

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.16% (d)(e)(f)	$7,271	7,270,800
Total Short-Term Securities (Cost — $10,374,770) — 2.1%		10,374,770
Total Investments (Cost — $392,967,997*) — 101.8%		511,680,141
Liabilities in Excess of Other Assets — (1.8)%		(8,892,661)

Net Assets — 100.0%		$502,787,480

Notes to Schedule of Investments

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$395,007,086

Gross unrealized appreciation	$117,877,653
Gross unrealized depreciation	(1,204,598)

Net unrealized appreciation	$116,673,055

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Schedule of Investments (concluded)	BlackRock Basic Value V.I. Fund

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Convertible security.

(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2013	Net Activity	Shares/Beneficial Interest Held at March 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,451,333	1,652,637	3,103,970	$680
BlackRock Liquidity Series, LLC, Money Market Series	$1,571,911	$5,698,889	$7,270,800	$1,152

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$501,305,371	—	—	$501,305,371
Short-Term Securities	3,103,970	$7,270,800	—	10,374,770
Total	$504,409,341	$7,270,800	—	$511,680,141

[1]	See above Schedule of Investments for values in each industry.

The carrying amount for certain of the Fund’s liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, collateral on securities loaned at value of $7,270,800 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2014.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	3

Schedule of Investments March 31, 2014 (Unaudited)	BlackRock Capital Appreciation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 4.8%
Precision Castparts Corp.	40,774	$10,306,036
United Technologies Corp.	64,252	7,507,204

		17,813,240
Airlines — 0.8%
American Airlines Group, Inc. (a)	82,215	3,009,069
Auto Components — 1.5%
Delphi Automotive PLC	82,718	5,613,243
Biotechnology — 6.3%
Gilead Sciences, Inc. (a)	151,553	10,739,045
Regeneron Pharmaceuticals, Inc. (a)	19,047	5,719,433
United Therapeutics Corp. (a)	76,355	7,179,661

		23,638,139
Chemicals — 2.6%
Eastman Chemical Co.	50,179	4,325,932
Monsanto Co.	48,050	5,466,649

		9,792,581
Consumer Finance — 0.9%
Discover Financial Services	58,599	3,409,876
Diversified Financial Services — 2.4%
IntercontinentalExchange Group, Inc.	22,784	4,507,359
Moody’s Corp.	57,782	4,583,268

		9,090,627
Diversified Telecommunication Services — 1.0%
Vivendi SA	137,891	3,837,920
Electrical Equipment — 5.4%
Eaton Corp. PLC	132,908	9,984,049
Emerson Electric Co.	75,748	5,059,966
Roper Industries, Inc.	25,905	3,458,577
SolarCity Corp. (a)(b)	29,275	1,833,201

		20,335,793
Energy Equipment & Services — 1.6%
FMC Technologies, Inc. (a)(b)	115,745	6,052,306
Food Products — 1.3%
Mondelez International, Inc., Class A	139,257	4,811,329
Health Care Equipment & Supplies — 1.0%
Intuitive Surgical, Inc. (a)	8,905	3,900,301
Hotels, Restaurants & Leisure — 4.6%
Starbucks Corp.	118,454	8,692,154
Wynn Resorts Ltd.	38,030	8,448,365

		17,140,519
Internet & Catalog Retail — 7.4%
Amazon.com, Inc. (a)	34,300	11,542,636
Expedia, Inc.	41,007	2,973,007
priceline.com, Inc. (a)	8,831	10,525,581
TripAdvisor, Inc. (a)(b)	28,771	2,606,365

		27,647,589
Internet Software & Services — 14.2%
AOL, Inc. (a)	71,180	3,115,549
eBay, Inc. (a)	62,573	3,456,532
Facebook, Inc., Class A (a)	73,290	4,414,990

Common Stocks	Shares	Value
Internet Software & Services (concluded)
Google, Inc., Class A (a)	16,218	$18,075,123
LinkedIn Corp., Class A (a)(b)	34,568	6,393,006
Twitter, Inc. (a)(b)	47,814	2,231,479
Yahoo!, Inc. (a)	277,778	9,972,230
Yelp, Inc. (a)(b)	69,255	5,327,787

		52,986,696
IT Services — 6.8%
Alliance Data Systems Corp. (a)	22,157	6,036,675
MasterCard, Inc., Class A	66,699	4,982,415
Visa, Inc., Class A	65,857	14,215,892

		25,234,982
Media — 12.5%
Comcast Corp., Class A	253,849	12,697,527
Liberty Global PLC, Series A (a)	214,462	8,921,619
Time Warner, Inc.	142,460	9,306,912
Twenty-First Century Fox, Inc., Class A	210,003	6,713,796
The Walt Disney Co.	112,210	8,984,655

		46,624,509
Oil, Gas & Consumable Fuels — 1.9%
Concho Resources, Inc. (a)	27,584	3,379,040
Laredo Petroleum, Inc. (a)	137,432	3,553,991

		6,933,031
Personal Products — 1.1%
The Estee Lauder Cos., Inc., Class A	62,143	4,156,124
Pharmaceuticals — 5.9%
AbbVie, Inc.	176,713	9,083,048
Allergan, Inc.	31,813	3,947,993
Valeant Pharmaceuticals International, Inc. (a)	67,907	8,952,180

		21,983,221
Professional Services — 0.7%
Verisk Analytics, Inc., Class A (a)	44,989	2,697,540
Road & Rail — 2.6%
Union Pacific Corp.	51,055	9,580,981
Software — 3.4%
Autodesk, Inc. (a)	129,259	6,356,958
VMware, Inc., Class A (a)	58,527	6,322,086

		12,679,044
Specialty Retail — 0.5%
Lumber Liquidators Holdings, Inc. (a)	20,496	1,922,525
Textiles, Apparel & Luxury Goods — 2.0%
NIKE, Inc., Class B	100,258	7,405,056
Wireless Telecommunication Services — 2.5%
SoftBank Corp.	121,200	9,158,873
Total Common Stocks — 95.7%		357,455,114

Portfolio Abbreviations

JPY	Japanese Yen
USD	U.S. Dollar

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock Capital Appreciation V.I. Fund
(Percentages shown are based on Net Assets)

Preferred Stocks	Shares	Value
Software — 0.8%
Palantir Technologies, Inc. (Acquired 2/07/14,cost $2,858,021) (c)	466,235	$2,858,021
Total Preferred Stocks — 0.8%		2,858,021
Total Long-Term Investments (Cost — $301,111,920) — 96.5%		360,313,135

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)(e)	13,441,716	13,441,716

Short-Term Securities	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC, Money Market Series, 0.16% (d)(e)(f)	$12,091	$12,091,189
Total Short-Term Securities (Cost — $25,532,905) — 6.8%		25,532,905
Total Investments (Cost — $326,644,825*) — 103.3%		385,846,040
Liabilities in Excess of Other Assets — (3.3)%		(12,465,237)

Net Assets — 100.0%		$373,380,803

Notes to Schedule of Investments

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$327,203,060

Gross unrealized appreciation	$60,904,940
Gross unrealized depreciation	(2,261,960)

Net unrealized appreciation	$58,642,980

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $2,858,021 and an original cost of $2,858,021 which was 0.8% of its net assets

(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2013	Net Activity	Shares/Beneficial Interest Held at March 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,786,098	11,655,618	13,441,716	$227
BlackRock Liquidity Series, LLC, Money Market Series	$14,128,372	$(2,037,183)	$12,091,189	$10,835

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Forward foreign currency exchange contracts outstanding as of March 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	6,958,627	JPY	711,518,239	Royal Bank of Scotland PLC	5/28/14	$62,911

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	5

Schedule of Investments (concluded)	BlackRock Capital Appreciation V.I. Fund

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$17,813,240	—	—	$17,813,240
Airlines	3,009,069	—	—	3,009,069
Auto Components	5,613,243	—	—	5,613,243
Biotechnology	23,638,139	—	—	23,638,139
Chemicals	9,792,581	—	—	9,792,581
Consumer Finance	3,409,876	—	—	3,409,876
Diversified Financial Services	9,090,627	—	—	9,090,627
Diversified Telecommunication Services	—	$3,837,920	—	3,837,920
Electrical Equipment	20,335,793	—	—	20,335,793
Energy Equipment & Services	6,052,306	—	—	6,052,306
Food Products	4,811,329	—	—	4,811,329
Health Care Equipment & Supplies	3,900,301	—	—	3,900,301
Hotels, Restaurants & Leisure	17,140,519	—	—	17,140,519
Internet & Catalog Retail	27,647,589	—	—	27,647,589
Internet Software & Services	52,986,696	—	—	52,986,696
IT Services	25,234,982	—	—	25,234,982
Media	46,624,509	—	—	46,624,509
Oil, Gas & Consumable Fuels	6,933,031	—	—	6,933,031
Personal Products	4,156,124	—	—	4,156,124
Pharmaceuticals	21,983,221	—	—	21,983,221
Professional Services	2,697,540	—	—	2,697,540
Road & Rail	9,580,981	—	—	9,580,981
Software	12,679,044	—	—	12,679,044
Specialty Retail	1,922,525	—	—	1,922,525
Textiles, Apparel & Luxury Goods	7,405,056	—	—	7,405,056
Wireless Telecommunication Services	—	9,158,873	—	9,158,873
Preferred Stocks	—	—	$2,858,021	2,858,021
Short-Term Securities	13,441,716	12,091,189	—	25,532,905
Total	$357,900,037	$25,087,982	$2,858,021	$385,846,040

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$62,911	—	$62,911

[1]	Derivative financial instruments are forward foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, collateral on securities loaned at value of $12,091,189 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2014.

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Schedule of Investments March 31, 2014 (Unaudited)	BlackRock Equity Dividend V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 7.4%
Honeywell International, Inc.	7,500	$695,700
Lockheed Martin Corp.	2,720	444,013
Northrop Grumman Corp.	6,330	780,995
Raytheon Co.	11,510	1,137,073
United Technologies Corp.	8,550	998,982

		4,056,763
Air Freight & Logistics — 1.1%
United Parcel Service, Inc., Class B	6,180	601,808
Auto Components — 0.6%
Johnson Controls, Inc.	6,555	310,183
Banks — 14.5%
Bank of America Corp.	11,200	192,640
Citigroup, Inc.	13,220	629,272
Fifth Third Bancorp	30,390	697,451
JPMorgan Chase & Co.	32,070	1,946,970
M&T Bank Corp.	1,215	147,379
SunTrust Banks, Inc.	23,240	924,720
The Toronto-Dominion Bank	11,960	560,730
U.S. Bancorp	21,670	928,776
Wells Fargo & Co.	39,915	1,985,372

		8,013,310
Beverages — 1.9%
The Coca-Cola Co.	10,735	415,015
Diageo PLC	20,820	645,950

		1,060,965
Capital Markets — 0.8%
Morgan Stanley	13,310	414,873
Chemicals — 3.5%
The Dow Chemical Co.	8,375	406,941
E.I. du Pont de Nemours & Co.	13,945	935,709
Olin Corp.	5,920	163,451
Praxair, Inc.	3,095	405,352

		1,911,453
Communications Equipment — 1.6%
Motorola Solutions, Inc.	6,720	432,029
QUALCOMM, Inc.	5,400	425,844

		857,873
Consumer Finance — 1.5%
American Express Co.	9,295	836,829
Containers & Packaging — 0.7%
MeadWestvaco Corp.	9,775	367,931
Diversified Financial Services — 0.7%
CME Group, Inc.	5,550	410,755
Diversified Telecommunication Services — 2.1%
BCE, Inc.	3,845	165,873

Common Stocks	Shares	Value
Diversified Telecommunication Services (concluded)
Verizon Communications, Inc.	20,440	$972,331

		1,138,204
Electric Utilities — 2.3%
Duke Energy Corp.	3,274	233,174
ITC Holdings Corp.	4,560	170,316
NextEra Energy, Inc.	6,485	620,096
Northeast Utilities	5,135	233,643

		1,257,229
Electrical Equipment — 0.4%
Rockwell Automation, Inc.	1,905	237,268
Energy Equipment & Services — 0.6%
Schlumberger Ltd.	3,455	336,863
Food & Staples Retailing — 0.6%
Wal-Mart Stores, Inc.	4,085	312,216
Food Products — 2.7%
General Mills, Inc.	7,755	401,864
Kraft Foods Group, Inc.	4,973	278,985
Mondelez International, Inc., Class A	15,130	522,741
Unilever NV — NY Shares	6,405	263,374

		1,466,964
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories	5,040	194,090
Health Care Providers & Services — 0.4%
Quest Diagnostics, Inc.	4,175	241,816
Hotels, Restaurants & Leisure — 1.4%
McDonald’s Corp.	8,055	789,632
Household Products — 2.0%
Kimberly-Clark Corp.	3,805	419,501
The Procter & Gamble Co.	8,385	675,831

		1,095,332
Industrial Conglomerates — 4.1%
3M Co.	4,425	600,295
General Electric Co.	63,165	1,635,342

		2,235,637
Insurance — 5.4%
ACE Ltd.	5,975	591,883
The Chubb Corp.	5,305	473,737
MetLife, Inc.	4,970	262,416
Prudential Financial, Inc.	12,130	1,026,805
The Travelers Cos., Inc.	7,425	631,867

		2,986,708
IT Services — 1.9%
Automatic Data Processing, Inc.	2,160	166,882

Portfolio Abbrevation

ADR	American Depositary Receipts

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	7

Schedule of Investments (continued)	BlackRock Equity Dividend V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
IT Services (concluded)
International Business Machines Corp.	4,725	$909,515

		1,076,397
Leisure Products — 0.6%
Mattel, Inc.	7,680	308,045
Media — 3.2%
Comcast Corp., Special Class A	28,825	1,405,507
The Walt Disney Co.	4,315	345,502

		1,751,009
Metals & Mining — 1.5%
BHP Billiton Ltd.	19,410	656,492
Southern Copper Corp.	5,094	148,286

		804,778
Multi-Utilities — 2.1%
Dominion Resources, Inc.	8,730	619,743
Sempra Energy	3,085	298,505
Wisconsin Energy Corp.	5,310	247,181

		1,165,429
Oil, Gas & Consumable Fuels — 13.1%
Chevron Corp.	13,635	1,621,338
ConocoPhillips	4,310	303,209
Enbridge, Inc.	16,360	743,044
Exxon Mobil Corp.	12,025	1,174,602
Kinder Morgan, Inc.	10,200	331,398
Marathon Oil Corp.	12,680	450,394
Marathon Petroleum Corp.	5,900	513,536
Occidental Petroleum Corp.	5,940	566,023
Phillips 66	2,750	211,915
Royal Dutch Shell PLC, Class A	4,080	149,030
Spectra Energy Corp.	7,136	263,604
Total SA — ADR	13,485	884,616

		7,212,709
Paper & Forest Products — 0.7%
International Paper Co.	8,710	399,615
Pharmaceuticals — 8.7%
AbbVie, Inc.	5,040	259,056
Bristol-Myers Squibb Co.	18,755	974,322
Johnson & Johnson	10,165	998,508
Merck & Co., Inc.	21,460	1,218,284
Pfizer, Inc.	42,490	1,364,779

		4,814,949

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp.	2,560	$209,587
Weyerhaeuser Co.	7,850	230,397

		439,984
Road & Rail — 1.4%
CSX Corp.	6,700	194,099
Union Pacific Corp.	3,005	563,918

		758,017
Semiconductors & Semiconductor Equipment — 1.3%
Intel Corp.	27,470	709,001
Software — 1.9%
Microsoft Corp.	25,835	1,058,977
Specialty Retail — 2.3%
The Home Depot, Inc.	16,385	1,296,545
Textiles, Apparel & Luxury Goods — 1.2%
VF Corp.	10,900	674,492
Tobacco — 1.4%
Altria Group, Inc.	6,795	254,337
Philip Morris International, Inc.	6,565	537,476

		791,813
Water Utilities — 0.7%
American Water Works Co., Inc.	8,505	386,127
Total Long-Term Investments (Cost — $39,672,070) — 99.4%		54,782,589

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (a)(b)	303,491	303,491
Total Short-Term Securities (Cost — $303,491) — 0.5%		303,491
Total Investments (Cost — $39,975,561*) — 99.9%		55,086,080
Other Assets Less Liabilities — 0.1%		42,961

Net Assets — 100.0%		$55,129,041

Notes to Schedule of Investments

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$39,980,516

Gross unrealized appreciation	$15,297,922
Gross unrealized depreciation	(192,358)

Net unrealized appreciation	$15,105,564

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2013	Net Activity	Shares Held at March 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	240,135	63,356	303,491	$61

(b)	Represents the current yield as of report date.

8	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock Equity Dividend V.I. Fund

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$4,056,763	—	—	$4,056,763
Air Freight & Logistics	601,808	—	—	601,808
Auto Components	310,183	—	—	310,183
Banks	8,013,310	—	—	8,013,310
Beverages	415,015	$645,950	—	1,060,965
Capital Markets	414,873	—	—	414,873
Chemicals	1,911,453	—	—	1,911,453
Communications Equipment	857,873	—	—	857,873
Consumer Finance	836,829	—	—	836,829
Containers & Packaging	367,931	—	—	367,931
Diversified Financial Services	410,755	—	—	410,755
Diversified Telecommunication Services	1,138,204	—	—	1,138,204
Electric Utilities	1,257,229	—	—	1,257,229
Electrical Equipment	237,268	—	—	237,268
Energy Equipment & Services	336,863	—	—	336,863
Food & Staples Retailing	312,216	—	—	312,216
Food Products	1,466,964	—	—	1,466,964
Health Care Equipment & Supplies	194,090	—	—	194,090
Health Care Providers & Services	241,816	—	—	241,816
Hotels, Restaurants & Leisure	789,632	—	—	789,632
Household Products	1,095,332	—	—	1,095,332
Industrial Conglomerates	2,235,637	—	—	2,235,637
Insurance	2,986,708	—	—	2,986,708
IT Services	1,076,397	—	—	1,076,397
Leisure Products	308,045	—	—	308,045
Media	1,751,009	—	—	1,751,009
Metals & Mining	148,286	656,492	—	804,778
Multi-Utilities	1,165,429	—	—	1,165,429
Oil, Gas & Consumable Fuels	7,063,679	149,030	—	7,212,709
Paper & Forest Products	399,615	—	—	399,615
Pharmaceuticals	4,814,949	—	—	4,814,949
Real Estate Investment Trusts (REITs)	439,984	—	—	439,984
Road & Rail	758,017	—	—	758,017
Semiconductors & Semiconductor Equipment	709,001	—	—	709,001

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	9

Schedule of Investments (concluded)	BlackRock Equity Dividend V.I. Fund

	Level 1	Level 2	Level 3	Total
Software	$1,058,977	—	—	$1,058,977
Specialty Retail	1,296,545	—	—	1,296,545
Textiles, Apparel & Luxury Goods	674,492	—	—	674,492
Tobacco	791,813	—	—	791,813
Water Utilities	386,127	—	—	386,127
Short-Term Securities	303,491	—	—	303,491
Total	$53,634,608	$1,451,472	—	$55,086,080

The carrying amount for certain of the Fund’s assets approximates fair value for financial reporting purposes. As of March 31, 2014, foreign currency of $6,995 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2014.

10	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Consolidated Schedule of Investments March 31, 2014 (Unaudited)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.4%
Asciano Ltd.	1,901,432	$9,199,112
BHP Billiton Ltd.	68,164	2,310,443
Fortescue Metals Group Ltd.	4,622,442	22,630,995
Mesoblast Ltd. (a)(b)	1,050,816	5,343,827
National Australia Bank Ltd.	412,689	13,606,450

		53,090,827
Austria — 0.0%
Andritz AG	71,895	4,445,392
Belgium — 0.1%
Anheuser-Busch InBev NV	123,727	13,030,417
RHJ International (a)	769,800	3,870,900
RHJ International — ADR (a)	40,600	204,242

		17,105,559
Brazil — 0.8%
Banco Santander Brasil SA — ADR	220,351	1,227,355
BR Malls Participacoes SA	1,574,277	13,522,547
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	240,174	10,503,511
Cielo SA	456,370	14,469,483
Cosan Ltd., Class A (b)	991,441	11,302,427
Cyrela Brazil Realty SA	923,554	5,596,680
Hypermarcas SA	1,389,558	10,068,018
MRV Engenharia e Participacoes SA	1,581,505	5,589,982
Oi SA — ADR (b)	2,563,231	3,409,097
Petroleo Brasileiro SA — ADR	1,117,033	14,688,984
Qualicorp SA (a)	717,560	7,216,712
SLC Agricola SA	469,664	3,603,724

		101,198,520
Canada — 1.9%
Agrium, Inc.	183,293	17,874,733
Athabasca Oil Corp. (a)	1,499,250	10,795,142
Bank of Nova Scotia	169,939	9,842,781
Cameco Corp.	866,541	19,843,789
Canadian National Railway Co.	465,712	26,182,329
Canadian Natural Resources Ltd. (c)	530,536	20,356,666
Eldorado Gold Corp.	1,855,285	10,321,124
First Quantum Minerals Ltd.	2,606,763	48,173,829
Goldcorp, Inc.	1,415,401	34,649,016
Platinum Group Metals Ltd. (a)	5,968,974	5,993,271
Silver Wheaton Corp.	453,489	10,294,200
Suncor Energy, Inc.	48,702	1,702,622
Teck Resources Ltd., Class B	1,459,061	31,632,442

		247,661,944
Chile — 0.1%
Banco Santander Chile — ADR	330,438	7,745,467
China — 1.0%
Beijing Enterprises Holdings Ltd.	2,907,042	26,077,198
CNOOC Ltd.	11,723,000	17,748,889

Common Stocks	Shares	Value
China (concluded)
Dongfeng Motor Group Co. Ltd., Class H	1,814,800	$2,574,160
FU JI Food and Catering Services Holdings Ltd. (a)	156,663	26,951
Haitian International Holdings Ltd.	2,500,800	5,018,880
Jiangxi Copper Co. Ltd., Class H	6,618,000	11,151,787
Kunlun Energy Co. Ltd.	6,172,000	10,342,066
Mindray Medical International Ltd. (b)	229,745	7,434,548
SINA Corp. (a)	483,741	29,222,794
Sinopharm Group Co. Ltd., Class H	2,480,800	6,818,910
Yuanda China Holdings Ltd.	18,392,228	1,616,154
Zhongsheng Group Holdings Ltd.	3,772,206	5,206,707

		123,239,044
Denmark — 0.1%
TDC A/S	777,092	7,183,944
Finland — 0.0%
Metso OYJ	88,380	2,894,016
France — 4.6%
Arkema SA	212,707	24,062,742
AtoS	359,089	32,450,589
AXA SA	934,344	24,273,219
BNP Paribas SA	662,550	51,082,317
Casino Guichard Perrachon SA	88,674	10,543,101
Compagnie de Saint-Gobain	475,270	28,694,202
Danone	102,248	7,223,590
European Aeronautic Defence & Space Co. NV	840,202	60,176,421
GDF Suez	288,294	7,886,324
LVMH Moet Hennessy Louis Vuitton SA	89,557	16,228,921
Remy Cointreau SA	66,083	5,300,837
Rexel SA	80,852	2,121,353
Safran SA	1,421,506	98,481,850
Sanofi	568,625	59,421,145
Sanofi — ADR	158,083	8,264,579
Schneider Electric SA	352,888	31,275,336
Schneider Electric SA (a)	33,970	3,018,315
Société Générale SA	406,175	25,002,469
Technip SA	323,922	33,391,597
Total SA	260,571	17,152,070
Total SA — ADR	519,480	34,077,888
UbiSOFT Entertainment (a)	651,460	11,649,666

		591,778,531
Germany — 2.2%
Allianz SE, Registered Shares	131,368	22,203,780
Bayerische Motoren Werke AG	121,577	15,363,291
Deutsche Bank AG, Registered Shares	556,226	24,929,383
Deutsche Boerse AG	162,555	12,941,640
Deutsche Telekom AG, Registered Shares	1,369,769	22,225,408
Fresenius SE & Co. KGaA	124,724	19,577,867
HeidelbergCement AG	85,283	7,309,767
Linde AG	81,804	16,379,416

Portfolio Abbreviations

ADR American Depositary Receipts	GBP British Pound	NYSE New York Stock Exchange
AUD Australian Dollar	GDR Global Depositary Receipts	PCL Public Company Limited
BRL Brazilian Real	HKD Hong Kong Dollar	PLN Polish Zloty
CAD Canadian Dollar	JPY Japanese Yen	REIT Real Estate Investment Trust
CHF Swiss Franc	JSC Joint Stock Company	SEK Swedish Krona
CNY Chinese Yuan Renminbi	KRW Korean Won	SGD Singapore Dollar
ETF Exchange-Traded Fund	LIBOR London Interbank Offered Rate	S&P Standard & Poor’s
EUR Euro	MSCI Morgan Stanley Capital International	SPDR Standard & Poor’s Depositary Receipts
FKA Formerly Known As	MXN Mexican Peso	USD US Dollar
FTSE Financial Times Stock Exchange	MYR Malaysian Ringgit

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	11

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Germany (concluded)
RTL Group SA	63,552	$7,237,974
RWE AG	33,728	1,368,678
Siemens AG, Registered Shares	720,382	97,153,140
Volkswagen AG, Preference Shares	157,828	40,924,350

		287,614,694
Hong Kong — 0.5%
Chaoda Modern Agriculture Holdings Ltd. (a)	19,748,798	1,579,980
The Link REIT	2,563,546	12,641,120
Sino Biopharmaceutical Ltd.	4,812,000	4,107,564
Sun Hung Kai Properties Ltd.	2,607,000	32,012,354
Wharf Holdings Ltd.	2,014,000	12,917,161

		63,258,179
India — 0.1%
Cummins India Ltd.	1,284,918	12,843,900
Maruti Suzuki India Ltd.	125,658	4,152,012

		16,995,912
Indonesia — 0.0%
Siloam International Hospitals Tbk PT (a)	6,374,142	5,779,372
Ireland — 0.6%
Eaton Corp. PLC	367,244	27,587,369
Shire PLC	498,681	24,687,187
XL Group PLC (c)	738,648	23,082,750

		75,357,306
Israel — 0.0%
Check Point Software Technologies Ltd. (a)(b)	34,907	2,360,760
Italy — 0.5%
EI Towers SpA (a)	44,822	2,653,442
Enel SpA	555,494	3,141,991
Eni SpA	94,891	2,379,537
Intesa Sanpaolo SpA	6,376,871	21,638,086
Telecom Italia SpA	5,650,594	6,678,727
Telecom Italia SpA	997,422	935,990
UniCredit SpA	2,377,375	21,731,789

		59,159,562
Japan — 7.8%
Aisin Seiki Co. Ltd.	369,139	13,324,642
Ajinomoto Co., Inc.	502,000	7,184,673
Asahi Kasei Corp.	1,320,100	8,951,071
Astellas Pharma, Inc.	704,465	8,363,811
Benesse Holdings, Inc.	168,400	6,441,024
Bridgestone Corp.	758,232	26,872,252
Chubu Electric Power Co., Inc. (a)	332,200	3,908,503
Daihatsu Motor Co. Ltd.	103,207	1,822,374
Daikin Industries Ltd.	198,400	11,126,162
Daito Trust Construction Co. Ltd.	136,500	12,643,724
Denso Corp.	484,320	23,226,209
East Japan Railway Co.	407,851	30,041,304
FANUC Corp.	43,218	7,640,599
Fuji Heavy Industries Ltd.	2,254,564	61,053,302
Futaba Industrial Co. Ltd.	381,221	1,660,659
Hino Motors Ltd.	294,900	4,367,529
Hitachi Chemical Co. Ltd.	616,500	8,386,121
Hitachi Ltd.	3,443,700	25,490,471
Honda Motor Co. Ltd.	842,583	29,647,680
Hoya Corp.	695,674	21,761,388
IHI Corp.	1,451,000	6,105,125
Inpex Corp.	2,035,739	26,434,628
Japan Airlines Co. Ltd.	319,000	15,699,455
JGC Corp.	648,302	22,521,624
JSR Corp.	745,400	13,790,524
KDDI Corp.	507,100	29,444,763

Common Stocks	Shares	Value
Japan (concluded)
Keyence Corp.	6,600	$2,718,980
Kubota Corp.	666,296	8,855,437
Kuraray Co. Ltd.	1,169,670	13,382,401
Kyocera Corp.	175,100	7,891,343
Mitsubishi Corp.	1,335,947	24,781,574
Mitsubishi Electric Corp.	1,124,000	12,652,640
Mitsubishi Heavy Industries Ltd.	1,156,000	6,689,048
Mitsubishi UFJ Financial Group, Inc.	1,985,200	10,932,070
Mitsui & Co. Ltd.	3,773,978	53,339,773
MS&AD Insurance Group Holdings	280,914	6,430,463
Murata Manufacturing Co. Ltd.	168,928	15,967,240
NEC Corp.	3,127,000	9,605,035
Nintendo Co. Ltd.	90,200	10,782,479
Nippon Telegraph & Telephone Corp.	164,430	8,935,394
Nitori Holdings Co. Ltd.	241,600	10,484,498
Nitto Denko Corp.	315,300	15,119,871
NKSJ Holdings, Inc.	237,800	6,105,377
Okumura Corp.	1,304,751	5,809,051
Omron Corp.	64,100	2,652,248
Otsuka Holdings Co. Ltd.	229,000	6,850,593
Rinnai Corp.	93,023	8,182,493
Rohm Co. Ltd.	268,653	11,995,995
Ryohin Keikaku Co. Ltd.	91,300	8,803,021
Shin-Etsu Chemical Co. Ltd.	440,234	25,095,967
Ship Healthcare Holdings, Inc.	152,900	5,860,623
SMC Corp.	15,300	4,035,115
Sony Financial Holdings, Inc.	632,800	10,347,482
Sumitomo Corp.	1,090,900	13,871,418
Sumitomo Electric Industries Ltd.	723,248	10,797,219
Sumitomo Mitsui Financial Group, Inc.	735,047	31,507,003
Sumitomo Mitsui Trust Holdings, Inc.	1,397,000	6,320,796
Suntory Beverage & Food Ltd.	313,800	10,811,395
Suzuki Motor Corp.	1,397,389	36,433,576
Toda Corp.	1,661,896	5,455,056
Tokio Marine Holdings, Inc.	1,404,923	42,134,188
Tokyo Gas Co. Ltd.	4,366,070	22,138,809
Toyota Industries Corp.	571,977	27,489,863
Toyota Motor Corp.	336,500	18,976,529
Ube Industries Ltd.	2,928,346	5,393,807
West Japan Railway Co.	225,100	9,187,758
Yamada Denki Co. Ltd.	4,378,300	14,592,761

		997,326,006
Kazakhstan — 0.1%
KazMunaiGas Exploration Production JSC — GDR	668,137	9,353,918
Malaysia — 0.3%
Axiata Group Bhd	6,685,986	13,667,363
IHH Healthcare Bhd (a)	12,464,400	14,696,297
Telekom Malaysia Bhd	3,830,646	6,910,210

		35,273,870
Mexico — 0.3%
America Movil SAB de CV, Series L — ADR	289,996	5,765,120
Fibra Uno Administracion SA de CV	2,076,788	6,719,277
Fomento Economico Mexicano SAB de CV — ADR	58,134	5,420,414
Grupo Televisa S.A.B.	1,074,568	7,168,999
TF Administradora Industrial S de RL de CV	3,633,557	7,319,716

		32,393,526
Netherlands — 1.6%
Akzo Nobel NV	260,988	21,286,398
CNH Industrial NV (a)	3,222,324	37,045,606
CNH Industrial NV (a)	54,130	622,979
CNH Industrial NV — NYSE (a)	149,563	1,719,975
CNH Industrial NV — NYSE (a)	4,436	51,014

12	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Netherlands (concluded)
ING Groep NV CVA (a)	1,433,598	$20,388,291
Koninklijke DSM NV	237,620	16,297,879
Koninklijke KPN NV (a)	2,571,379	9,077,226
Royal Dutch Shell PLC	63,646	2,325,556
Royal Dutch Shell PLC — ADR	615,269	44,951,553
Unilever NV — NY Shares	79,093	3,252,304
Unilever NV CVA	1,188,362	48,883,061

		205,901,842
Norway — 0.2%
Statoil ASA	1,017,204	28,700,128
Portugal — 0.1%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	956,779	7,507,650
Russia — 0.1%
Novorossiysk Commercial Sea Port PJSC — GDR (b)	370,043	1,739,202
Polyus Gold International Ltd.	745,054	2,540,112
Sberbank	3,980,146	9,523,654

		13,802,968
Singapore — 0.4%
CapitaLand Ltd.	12,810,350	29,504,836
Keppel Corp. Ltd.	771,000	6,688,922
Raffles Medical Group Ltd.	1,726,800	4,407,483
Singapore Telecommunications Ltd.	5,620,630	16,337,579

		56,938,820
South Africa — 0.1%
Life Healthcare Group Holdings Ltd.	1,783,469	6,516,440
South Korea — 1.0%
Cheil Industries, Inc.	58,853	3,973,260
Hana Financial Group, Inc.	251,344	9,213,715
Hyundai Motor Co.	68,173	16,119,594
Hyundai Wia Corp.	26,870	4,331,076
KB Financial Group, Inc.	95,827	3,362,288
Samsung Electronics Co. Ltd.	59,058	74,659,543
Samsung Electronics Co. Ltd., Preference Shares	4,880	4,861,344
Samsung Heavy Industries Co. Ltd.	224,088	6,736,522

		123,257,342
Spain — 0.1%
Banco Bilbao Vizcaya Argentaria SA	1,408,180	16,932,345
Sweden — 0.5%
Boliden AB	788,312	12,004,846
Electrolux AB	76,023	1,664,566
Getinge AB	277,330	7,829,954
Lundin Petroleum AB (a)	1,319,701	27,166,755
Svenska Handelsbanken AB, Class A	390,880	19,642,339

		68,308,460
Switzerland — 2.2%
Nestle SA, Registered Shares	990,585	74,560,993
Novartis AG, Registered Shares	377,748	32,073,798
Roche Holding AG	305,924	92,010,857
Swiss Life Holding AG (a)	5,241	1,288,851
Swisscom AG, Registered Shares	11,510	7,071,459
Syngenta AG, Registered Shares	129,924	49,322,438
TE Connectivity Ltd.	46,655	2,809,098
UBS AG, Registered Shares (a)	1,418,179	29,346,884

		288,484,378
Taiwan — 0.2%
Cheng Shin Rubber Industry Co. Ltd.	2,386,323	6,822,726
Far EasTone Telecommunications Co. Ltd.	2,336,988	4,946,927

Common Stocks	Shares	Value
Taiwan (concluded)
Taiwan Mobile Co. Ltd.	1,844,000	$5,790,741
Yulon Motor Co. Ltd.	2,812,000	4,654,080

		22,214,474
Thailand — 0.1%
Bangkok Dusit Medical Services PCL, Class F	2,823,800	11,577,232
Bumrungrad Hospital PCL	1,489,500	4,419,370

		15,996,602
United Arab Emirates — 0.2%
Al Noor Hospitals Group PLC	601,869	10,776,508
NMC Health PLC	1,010,600	8,499,870

		19,276,378
United Kingdom — 3.9%
Antofagasta PLC	2,950,289	41,161,295
AstraZeneca PLC	336,543	21,816,936
Aviva PLC	682,984	5,449,281
Barratt Developments PLC	1,569,468	10,817,795
BG Group PLC	1,855,032	34,631,941
BHP Billiton PLC	1,497,343	46,235,666
BT Group PLC	3,081,989	19,600,495
Delphi Automotive PLC	129,426	8,782,848
Delta Topco Ltd.	14,972,250	9,004,311
Diageo PLC	110,654	3,436,791
Diageo PLC — ADR	141,784	17,664,869
Guinness Peat Group PLC (a)	2,077,735	1,226,276
HSBC Holdings PLC (a)	4,305,630	43,596,020
Lloyds Banking Group PLC (a)	17,596,748	22,013,727
Manchester United PLC, Class A (a)(b)	364,748	6,288,256
National Grid PLC	1,499,721	20,608,426
Ophir Energy Plc (a)	2,662,379	10,668,633
Prudential Plc	675,369	14,300,478
Rio Tinto PLC	1,675,905	93,460,851
SABMiller PLC	194,510	9,725,874
Taylor Wimpey PLC	4,841,421	9,516,774
Tesco PLC	1,376,505	6,789,043
Unilever PLC	293,579	12,556,174
Unilever PLC — ADR	87,429	3,740,213
Vodafone Group PLC	2,361,903	8,685,422
Vodafone Group PLC — ADR	336,086	12,371,326

		494,149,721
United States — 32.1%
3M Co.	178,862	24,264,419
AbbVie, Inc.	1,019,794	52,417,412
Accenture PLC, Class A	24,291	1,936,478
ACE Ltd. (c)	346,786	34,352,621
Adobe Systems, Inc. (a)	38,741	2,546,833
AES Corp.	1,268,868	18,119,435
Aetna, Inc.	391,897	29,380,518
Aflac, Inc.	138,528	8,732,805
Agilent Technologies, Inc.	415,512	23,235,431
Alexion Pharmaceuticals, Inc. (a)	60,150	9,150,620
Allergan, Inc.	196,084	24,334,024
Alliance Data Systems Corp. (a)	14,976	4,080,211
The Allstate Corp.	207,593	11,745,612
Amdocs Ltd.	50,673	2,354,268
American Capital Agency Corp.	168,309	3,616,960
American Eagle Outfitters, Inc.	152,853	1,870,921
American Electric Power Co, Inc.	313,619	15,887,939
American Express Co.	383,206	34,500,036
American International Group, Inc.	383,559	19,181,786
American Tower Corp.	213,841	17,507,163

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	13

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
American Water Works Co., Inc.	241,959	$10,984,939
Ameriprise Financial, Inc.	21,183	2,331,613
AmerisourceBergen Corp.	31,464	2,063,724
Amgen, Inc.	145,639	17,963,114
Anadarko Petroleum Corp.	87,179	7,389,292
Apple, Inc.	3,056	1,640,277
Archer-Daniels-Midland Co.	54,904	2,382,285
Avery Dennison Corp.	140,116	7,099,678
Avnet, Inc.	52,249	2,431,146
AXIS Capital Holdings Ltd.	41,979	1,924,737
Bank of America Corp.	3,275,182	56,333,130
Baxter International, Inc.	270,644	19,913,986
BB&T Corp.	421,885	16,947,120
Becton Dickinson & Co.	17,799	2,083,907
Berkshire Hathaway, Inc., Class B (a)	206,496	25,805,805
Biogen Idec, Inc. (a)(c)	104,361	31,920,899
BorgWarner, Inc. (a)	203,157	12,488,061
Bristol-Myers Squibb Co.	480,076	24,939,948
CA, Inc.	56,334	1,744,664
Calpine Corp. (a)	659,204	13,783,956
Capital One Financial Corp.	283,821	21,899,628
Cardinal Health, Inc.	252,395	17,662,602
Castlight Health, Inc., Class B (a)	140,999	2,991,999
Catamaran Corp. (a)	255,036	11,415,411
CBS Corp., Class B	57,056	3,526,061
Celgene Corp. (a)	115,254	16,089,458
CenterPoint Energy, Inc.	395,025	9,358,142
CF Industries Holdings, Inc.	8,984	2,341,590
Charter Communications, Inc., Class A (a)	257,820	31,763,424
Chevron Corp.	151,593	18,025,924
The Chubb Corp.	20,644	1,843,509
Church & Dwight Co., Inc.	92,822	6,411,216
Cisco Systems, Inc.	1,957,886	43,876,225
Citigroup, Inc.	1,181,216	56,225,882
Citrix Systems, Inc. (a)	380,952	21,878,073
CNA Financial Corp.	53,918	2,303,377
Coach, Inc. (c)	687,697	34,151,033
Cobalt International Energy, Inc. (a)	616,598	11,296,075
The Coca-Cola Co.	1,683,276	65,075,450
Colfax Corp. (a)	241,215	17,205,866
Colgate-Palmolive Co.	252,954	16,409,126
Comcast Corp., Class A	1,380,738	69,064,515
Computer Sciences Corp.	48,040	2,921,793
ConocoPhillips	94,877	6,674,597
Constellation Brands, Inc., Class A (a)	31,595	2,684,627
Crown Castle International Corp. (a)	185,147	13,660,146
Crown Holdings, Inc. (a)	276,561	12,373,339
Cubist Pharmaceuticals, Inc. (a)(b)	128,424	9,394,216
Cummins, Inc.	103,262	15,385,005
CVS Caremark Corp.	124,504	9,320,369
Danaher Corp.	154,792	11,609,400
Diamondback Energy, Inc. (a)(b)	194,714	13,106,199
Discover Financial Services	422,215	24,568,691
DISH Network Corp., Class A (a)	52,664	3,276,227
Dominion Resources, Inc.	371,680	26,385,563
Dover Corp.	23,433	1,915,648
Dresser-Rand Group, Inc. (a)(c)	348,532	20,357,754
DTE Energy Co.	35,404	2,630,163
Eastman Chemical Co.	29,330	2,528,539
eBay, Inc. (a)(c)	459,859	25,402,611
Electronic Arts, Inc. (a)	945,711	27,435,076
EMC Corp.	998,559	27,370,502
Energizer Holdings, Inc.	17,787	1,791,862
Envision Healthcare Holdings, Inc. (a)(b)	365,478	12,364,121
EOG Resources, Inc. (c)	35,463	6,956,777

Common Stocks	Shares	Value
United States (continued)
EP Energy Corp., Class A (a)(b)	900,100	$17,614,957
EQT Corp. (c)	6,646	644,463
Equity Residential (b)	543,884	31,539,833
Express Scripts Holding Co. (a)	499,341	37,495,516
Fannie Mae (a)	991,569	3,867,119
Fastenal Co.	482,526	23,798,182
FedEx Corp.	120,918	16,028,890
Fidelity National Information Services, Inc.	50,186	2,682,442
FMC Corp.	301,375	23,073,270
Ford Motor Co.	2,063,373	32,188,619
Forestar Group (a)	258,550	6,742,751
Freeport-McMoRan Copper & Gold, Inc.	2,600,293	85,991,689
The Fresh Market, Inc. (a)(b)	269,540	9,056,544
General Dynamics Corp.	24,008	2,614,951
General Electric Co.	3,490,544	90,370,184
General Motors Co.	704,514	24,249,372
Gilead Sciences, Inc. (a)(c)	320,693	22,724,306
The Goldman Sachs Group, Inc.	153,029	25,073,802
The Goodyear Tire & Rubber Co.	311,157	8,130,532
Google, Inc., Class A (a)	100,333	111,822,132
Harris Corp.	31,954	2,337,755
HCA Holdings, Inc. (a)	547,214	28,728,735
HealthSouth Corp.	242,181	8,701,563
Helmerich & Payne, Inc.	28,768	3,094,286
Hilton Worldwide Holdings, Inc. (a)	680,384	15,131,740
Humana, Inc. (c)	264,810	29,849,383
International Paper Co.	52,026	2,386,953
Intuit, Inc.	29,558	2,297,543
JB Hunt Transport Services, Inc.	165,909	11,932,175
Johnson Controls, Inc.	359,069	16,991,145
JPMorgan Chase & Co.	1,288,648	78,233,820
Kimberly-Clark Corp.	45,772	5,046,363
KLA-Tencor Corp.	26,029	1,799,645
Knowles Corp. (a)	11,716	369,874
The Kroger Co.	54,650	2,385,473
L-3 Communications Holdings, Inc.	22,474	2,655,303
Lear Corp.	34,888	2,920,823
Liberty Media Corp., Class A (a)	260,853	34,101,313
Lincoln National Corp.	68,755	3,483,816
Lululemon Athletica, Inc. (a)(b)(c)	144,935	7,622,132
Macy’s, Inc.	34,126	2,023,331
Marathon Oil Corp. (c)	1,954,935	69,439,291
Marathon Petroleum Corp. (c)	360,127	31,345,454
Marsh & McLennan Cos., Inc.	254,314	12,537,680
MasterCard, Inc., Class A	963,659	71,985,327
Mattel, Inc.	301,578	12,096,294
McDonald’s Corp.	317,056	31,081,000
McKesson Corp.	253,724	44,800,047
Mead Johnson Nutrition Co.	156,309	12,995,530
Medtronic, Inc.	288,929	17,780,691
MetLife, Inc. (c)	489,383	25,839,422
Mettler-Toledo International, Inc. (a)(b)	35,682	8,409,534
Microsoft Corp.	116,048	4,756,807
Motorola Solutions, Inc.	33,052	2,124,913
Murphy Oil Corp.	26,967	1,695,146
National Oilwell Varco, Inc. (c)	279,086	21,732,427
NextEra Energy, Inc.	294,260	28,137,141
Noble Energy, Inc.	94,083	6,683,656
Northrop Grumman Corp.	24,994	3,083,760
Ocwen Financial Corp. (a)	147,633	5,784,261
Omnicare, Inc.	38,799	2,315,136
Oracle Corp.	1,840,121	75,279,350
PACCAR, Inc.	194,006	13,083,765
Parker Hannifin Corp.	18,382	2,200,509

14	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (concluded)
PerkinElmer, Inc.	235,506	$10,611,900
Perrigo Co. PLC	78,649	12,163,854
Pfizer, Inc.	3,188,336	102,409,352
Phillips 66 (c)	492,080	37,919,685
PPG Industries, Inc.	17,065	3,301,395
PPL Corp.	286,836	9,505,745
Precision Castparts Corp.	128,182	32,399,282
The Procter & Gamble Co.	1,396,841	112,585,385
Prudential Financial, Inc. (c)	229,572	19,433,270
QUALCOMM, Inc.	423,098	33,365,508
Raytheon Co.	31,111	3,073,456
Red Hat, Inc. (a)(b)	120,616	6,390,236
Reinsurance Group of America, Inc.	29,440	2,344,307
Rockwell Automation, Inc.	294,323	36,657,930
RSP Permian, Inc. (a)	225,715	6,520,906
Santander Consumer USA Holdings, Inc. (a)	205,825	4,956,266
Schlumberger Ltd.	357,012	34,808,670
Sealed Air Corp.	343,291	11,283,975
Sempra Energy	167,563	16,213,396
Sigma-Aldrich Corp.	24,992	2,333,753
Simon Property Group, Inc. (b)	90,739	14,881,196
Southern Copper Corp.	1,148,984	33,446,924
The St. Joe Co. (a)	1,900,969	36,593,653
Stanley Black & Decker, Inc.	244,878	19,893,889
Stryker Corp.	25,967	2,115,531
Symantec Corp.	79,452	1,586,656
Tenet Healthcare Corp. (a)(b)	214,517	9,183,473
Thermo Fisher Scientific, Inc.	257,702	30,986,088
TIBCO Software, Inc. (a)	821,505	16,692,982
Time Warner Cable, Inc. (c)	19,132	2,624,528
Torchmark Corp.	28,513	2,243,973
The Travelers Cos., Inc.	218,277	18,575,373
TRW Automotive Holdings Corp. (a)	114,455	9,341,817
Twitter, Inc. (a)(b)(c)	425,696	19,867,232
Twitter, Inc. (Acquired 11/14/13, cost $21,992,900) (d)	1,294,910	57,411,777
U.S. Bancorp	478,719	20,517,896
Union Pacific Corp.	258,619	48,532,442
United Continental Holdings, Inc. (a)	1,204,525	53,757,951
United Parcel Service, Inc., Class B	454,848	44,293,098
United Technologies Corp.	533,861	62,376,319
UnitedHealth Group, Inc.	610,699	50,071,211
Universal Health Services, Inc., Class B	330,252	27,103,782
Unum Group	65,333	2,306,908
Valero Energy Corp.	58,472	3,104,863
Valmont Industries, Inc.	12,885	1,917,803
Veeva Systems, Inc. (a)(b)	933,324	24,919,751
Verizon Communications, Inc.	1,047,599	49,834,284
Verizon Communications, Inc.	141,763	6,759,260
Vertex Pharmaceuticals, Inc. (a)	119,670	8,463,062
Viacom, Inc., Class B	25,416	2,160,106
Visa, Inc., Class A	458,210	98,909,211
VMware, Inc., Class A (a)(b)	194,463	21,005,893
Waters Corp. (a)	128,869	13,970,688
WellCare Health Plans, Inc. (a)	116,875	7,423,900
WellPoint, Inc.	24,067	2,395,870
Wells Fargo & Co.	1,843,982	91,719,665
Western Digital Corp.	40,009	3,673,626
Wyndham Worldwide Corp.	32,207	2,358,519

		4,126,604,921
Total Common Stocks — 64.2%		8,235,808,818

Corporate Bonds	Par (000)		Value
Argentina — 0.1%
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (e)	USD	1,027	$644,443
YPF SA, 8.88%, 12/19/18 (e)		10,361	10,814,294

			11,458,737
Australia — 0.2%
FMG Resources August 2006 Property Ltd.:
6.00%, 4/01/17 (e)		4,019	4,229,997
8.25%, 11/01/19 (e)		1,953	2,148,300
6.88%, 4/01/22 (e)		3,273	3,526,657
TFS Corp. Ltd., 11.00%, 7/15/18 (e)		11,340	12,700,800

			22,605,754
Belgium — 0.0%
Anheuser-Busch InBev Worldwide, Inc., 1.38%, 7/15/17		4,607	4,613,781
Brazil — 0.3%
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 6/30/21 (e)		4,275	4,435,313
Odebrecht Finance Ltd., 5.13%, 6/26/22 (e)		3,097	3,089,257
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (e)		8,887	9,220,721
Petrobras Global Finance BV:
2.00%, 5/20/16		3,943	3,908,499
2.38%, 1/15/19 (f)		18,724	18,279,305

			38,933,095
Canada — 0.0%
Viterra, Inc., 5.95%, 8/01/20 (e)		2,866	3,150,187
Chile — 0.2%
Banco Del Estado De Chile/New York, 2.03%, 4/25/15		7,750	7,856,942
Banco Santander Chile, 2.12%, 6/07/18 (e)(f)		8,563	8,573,704
Inversiones Alsacia SA, 8.00%, 8/18/18 (e)		7,113	5,441,379

			21,872,025
China — 0.0%
Celestial Nutrifoods Ltd., 0.00%, 6/12/11 (a)(g)(h)	SGD	11,400	90,627
China Milk Products Group Ltd., 0.00%, 1/05/12 (a)(h)	USD	4,800	48,000
FU JI Food and Catering Services Holdings Ltd., 0.00%, 10/18/10 (a)(g)(h)	CNY	13,100	—
SINA Corp., 1.00%, 12/01/18 (e)(g)	USD	3,931	3,736,907

			3,875,534
Colombia — 0.0%
Colombia Telecomunicaciones SA ESP, 5.38%, 9/27/22 (e)		3,261	3,195,780
France — 0.2%
BNP Paribas SA, 2.40%, 12/12/18		19,664	19,662,348
Germany — 0.2%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (e)		2,964	3,023,280
Volkswagen International Finance NV, 5.50%, 11/09/15 (e)(g)	EUR	14,100	22,770,916

			25,794,196

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	15

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Hong Kong — 0.1%
Hutchison Whampoa International 11 Ltd., 3.50%, 1/13/17 (e)	USD	6,439	$6,764,594
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 2/14/22		4,661	4,818,500
Wharf Finance 2014 Ltd., 2.30%, 6/07/14 (g)	HKD	50,000	6,446,206

			18,029,300
India — 0.2%
REI Agro Ltd.:
5.50%, 11/13/14 (g)	USD	2,550	1,440,750
5.50%, 11/13/14 (e)(g)		6,845	3,867,425
Reliance Holdings USA, Inc.:
4.50%, 10/19/20 (e)		4,846	4,905,785
5.40%, 2/14/22 (e)		1,995	2,089,226
Suzlon Energy Ltd.:
0.00%, 10/11/12 (a)(h)		5,772	3,578,640
0.00%, 7/25/14 (g)(i)		7,667	4,446,860

			20,328,686
Indonesia — 0.0%
Bumi Investment Property Ltd.:
10.75%, 10/06/17		550	335,500
10.75%, 10/06/17 (e)		4,406	2,687,660

			3,023,160
Italy — 0.2%
Intesa Sanpaolo SpA:
3.13%, 1/15/16		4,795	4,909,164
3.88%, 1/16/18		3,592	3,717,709
3.88%, 1/15/19		5,262	5,352,296
Telecom Italia Finance SA, 6.13%, 11/15/16 (g)	EUR	9,000	14,581,123

			28,560,292
Japan — 0.1%
Sumitomo Mitsui Banking Corp., 2.45%, 1/10/19	USD	8,500	8,578,030
Luxembourg — 0.1%
Intelsat Jackson Holdings SA, 7.50%, 4/01/21		8,048	8,832,680
Matterhorn Mobile SA, 6.75%, 5/15/19 (e)	CHF	1,000	1,218,845
Numericable Finance & Co. SCA, 12.38%, 2/15/19 (e)	EUR	673	1,138,829

			11,190,354
Mexico — 0.1%
Trust F, 5.25%, 12/15/24 (e)	USD	10,239	10,213,403
Netherlands — 0.2%
Bio City Development Co. BV, 0.00%, 7/06/18 (a)(g)(h)		23,800	17,200,260
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.95%, 11/09/22		3,468	3,444,310

			20,644,570
Singapore — 0.4%
CapitaLand Ltd.:
2.10%, 11/15/16 (g)	SGD	13,500	10,732,173
2.95%, 6/20/22 (g)		25,750	20,265,919
1.45%, 10/17/23 (e)(g)		11,000	8,624,493
Olam International Ltd., 6.00%, 10/15/16 (g)	USD	10,100	10,857,500

			50,480,085
South Korea — 0.1%
Export-Import Bank of Korea, 2.88%, 9/17/18		4,109	4,215,246
Hyundai Capital America, 2.13%, 10/02/17 (e)		3,893	3,921,333
Zeus Cayman II, 0.00%, 8/18/16 (g)(i)	JPY	222,000	3,385,976

			11,522,555

Corporate Bonds	Par (000)		Value
Spain — 0.1%
Nara Cable Funding Ltd.:
8.88%, 12/01/18 (e)	EUR	6,140	$9,220,108
8.88%, 12/01/18 (e)	USD	2,565	2,773,406
8.88%, 12/01/18 (e)		1,338	1,456,747
Ono Finance II PLC, 10.88%, 7/15/19 (e)		1,039	1,158,485

			14,608,746
Sweden — 0.1%
Nordea Bank AB, 3.13%, 3/20/17 (e)		6,312	6,628,926
Switzerland — 0.0%
UBS AG, 5.88%, 12/20/17		3,104	3,556,476
United Arab Emirates — 0.3%
Dana Gas Sukuk Ltd.:
7.00%, 10/31/17 (e)		21,665	23,289,553
9.00%, 10/31/17 (e)		20,628	20,834,199

			44,123,752
United Kingdom — 0.2%
BAT International Finance PLC, 2.13%, 6/07/17 (e)		6,350	6,464,745
Delta Topco Ltd., 10.00%, 11/24/60		12,556	12,443,175
Essar Energy PLC, 4.25%, 2/01/16 (e)		7,700	6,545,000
Lloyds Bank PLC, 2.30%, 11/27/18		2,495	2,492,530

			27,945,450
United States — 3.0%
Ally Financial, Inc.:
3.50%, 7/18/16		4,449	4,582,470
2.75%, 1/30/17		9,841	9,939,410
3.50%, 1/27/19		2,176	2,176,000
American Tower Corp., 3.40%, 2/15/19		2,725	2,792,406
Apple Inc., 1.00%, 5/03/18		15,420	14,947,377
AT&T Inc., 2.35%, 11/27/18		16,609	16,691,530
Bank of America Corp.:
2.00%, 1/11/18		9,021	9,004,104
1.30%, 3/22/18 (f)		4,827	4,880,005
6.88%, 4/25/18		6,052	7,137,184
2.60%, 1/15/19		6,264	6,288,711
BioMarin Pharmaceutical, Inc.:
0.75%, 10/15/18 (g)		2,364	2,590,058
1.50%, 10/15/20 (g)		2,364	2,624,040
Brookdale Senior Living, Inc., 2.75%, 6/15/18 (g)		1,330	1,809,631
Building Materials Corp. of America, 6.88%, 8/15/18 (e)		2,035	2,136,750
Cablevision Systems Corp., 5.88%, 9/15/22		4,090	4,171,800
Capital One Bank USA NA, 2.15%, 11/21/18		7,125	7,068,427
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (e)		1,678	2,542,880
CIT Group, Inc., 4.75%, 2/15/15 (e)		7,383	7,586,033
Cobalt International Energy, Inc., 2.63%, 12/01/19 (g)		15,377	14,483,212
CONSOL Energy, Inc., 8.00%, 4/01/17		9,989	10,426,019
Cricket Communications, Inc., 7.75%, 10/15/20		5,002	5,717,286
Crown Cork & Seal Co., Inc., 7.50%, 12/15/96		375	349,688
Cubist Pharmaceuticals, Inc., 2.50%, 11/01/17 (g)		4,222	10,787,210
DaVita HealthCare Partners, Inc., 6.38%, 11/01/18		1,781	1,872,276
Ford Motor Credit Co. LLC:
1.49%, 5/09/16 (f)		548	557,158
3.00%, 6/12/17		2,762	2,868,776
2.38%, 1/16/18		6,810	6,867,422
5.00%, 5/15/18		5,669	6,257,040

16	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
United States (concluded)
Forest City Enterprises, Inc., 4.25%, 8/15/18 (g)	USD	6,874	$7,681,695
General Electric Capital Corp.:
Series B, 6.25% (f)(j)		9,900	10,593,000
5.55%, 5/04/20		4,608	5,309,255
Gilead Sciences, Inc., Series D, 1.63%, 5/01/16 (g)		11,778	36,636,941
HSBC USA, Inc., 1.63%, 1/16/18		6,920	6,862,875
Hughes Satellite Systems Corp., 7.63%, 6/15/21		1,892	2,133,230
International Paper Co., 7.95%, 6/15/18		4,908	6,002,720
JPMorgan Chase & Co., 6.13%, 6/27/17		5,051	5,725,697
Morgan Stanley, 7.30%, 5/13/19		3,953	4,794,171
Mylan, Inc.:
3.75%, 9/15/15 (g)		8,068	29,654,943
2.55%, 3/28/19		7,547	7,466,157
Phibro Animal Health Corp., 9.25%, 7/01/18 (e)		694	739,110
Sabine Pass Liquefaction LLC, 5.63%, 4/15/23 (e)		5,017	4,991,915
Salesforce.com, Inc., 0.25%, 4/01/18 (e)(g)		13,394	15,177,076
SunGard Data Systems, Inc., 7.38%, 11/15/18		2,737	2,901,220
Take-Two Interactive Software, Inc., 1.75%, 12/01/16 (g)		6,908	9,071,067
Texas Industries, Inc., 9.25%, 8/15/20		4,017	4,639,635
Verizon Communications, Inc., 1.99%, 9/14/18 (f)		53,398	56,078,313
Xerox Corp., 6.35%, 5/15/18		3,932	4,543,654

			390,157,577
Total Corporate Bonds — 6.4%			824,752,799

Floating Rate Loan Interests (f)
Canada — 0.0%
Essar Steel Algoma, Inc. (FKA Algoma Steel, Inc.), Term Loan, 9.25%, 9/19/14		3,662	3,661,797
Chile — 0.1%
GNL Quintero, Tranche B Facility, 1.24%, 7/20/23		7,252	6,896,898
Germany — 0.1%
Deutsche Raststatten Gruppe IV GmbH:
Facility A Loan, 3.50%, 12/10/18	EUR	5,982	8,247,242
Facility B Loan, 3.75%, 12/10/19		2,412	3,351,984

			11,599,226
Netherlands — 0.1%
Constellium Holdco BV (Constellium France SAS):
Initial Dollar Term Loan, 6.00%, 3/25/20	USD	3,154	3,216,819
Initial Euro Term Loan, 6.50%, 3/25/20	EUR	3,154	4,432,230

			7,649,049
United Kingdom — 0.2%
Delta Debtco Ltd., Term Loan, 9.25%, 10/17/19	USD	19,179	19,970,134
United States — 0.7%
Drillships Financing Holding, Inc. (Ocean Rig), Tranche B-1 Term Loan, 6.00%, 3/31/21		6,332	6,444,593
Fieldwood Energy LLC, Closing Date Loan (Second Lien), 8.13%, 9/30/20		8,842	9,197,329
Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loam, 3.00%, 2/27/21		12,071	12,058,696

Floating Rate Loan Interests (f)	Par (000)		Value
United States (concluded)
Hilton Worldwide Finance LLC, Initial Term Loan, 3.75%, 10/26/20	USD	30,642	$30,677,861
Mallinckrodt International Finance S.A., Initial Term B Loan, 2.75%, 3/19/21		3,222	3,221,313
Obsidian Natural Gas Trust, Loan, 7.00%, 11/02/15		5,567	5,637,044
Sheridan Investment Partners II LP, Senior Secured Term Loan, 4.25%, 12/16/20		13,484	13,559,586
Sheridan Production Partners II-A LP, Senior Secured Term Loan, 4.25%, 12/16/20		1,876	1,886,259
Sheridan Production Partners II-M LP, Senior Secured Term Loan, 4.25%, 12/16/20		700	703,452
Univision Communications, Inc., Replacement First-Lien Term Loan, 4.00%, 3/01/20		12,544	12,557,461

			95,943,594
Total Floating Rate Loan Interests — 1.2%			145,720,698

Foreign Government Obligations
Australia — 1.1%
Commonwealth of Australia, 5.50%, 4/21/23	AUD	67,091	69,289,876
Queensland Treasury Corp.:
6.00%, 9/14/17		47,460	47,885,714
6.00%, 6/14/21		20,234	21,030,223

			138,205,813
Brazil — 1.5%
Brazil Notas do Tesouro Nacional:
Series B, 6.00%, 8/15/24	BRL	2,706	2,795,297
Series F, 10.00%, 1/01/21		306,464	122,829,258
Series F, 10.00%, 1/01/23		144,352	56,594,064
Brazilian Government International Bond, 4.88%, 1/22/21	USD	13,722	14,586,486

			196,805,105
Canada — 0.3%
Canadian Government Bond:
4.00%, 6/01/16	CAD	11,756	11,297,776
1.50%, 3/01/17		19,169	17,473,527
3.50%, 6/01/20		14,061	13,913,331

			42,684,634
Germany — 0.9%
Bundesrepublik Deutschland, 4.25%, 7/04/17	EUR	76,301	118,669,732
Malaysia — 0.2%
Federation of Malaysia, 5.09%, 4/30/14	MYR	63,726	19,547,050
Mexico — 0.6%
Mexican Bonos, 10.00%, 12/05/24	MXN	710,244	70,404,179
Poland — 0.2%
Poland Government Bond, 5.25%, 10/25/20	PLN	80,593	28,670,511
Turkey — 0.0%
Republic of Turkey, 6.75%, 4/03/18	USD	2,827	3,115,354
United Kingdom — 1.1%
United Kingdom Gilt, 1.25%, 7/22/18	GBP	87,481	143,150,940
Total Foreign Government Obligations — 5.9%			761,253,318

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	17

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Investment Companies		Shares	Value
ETFS Gold Trust (a)		256,340	$32,316,784
ETFS Palladium Trust (a)		91,845	6,938,890
ETFS Platinum Trust (a)		78,791	10,882,613
iShares Gold Trust (a)(k)		2,336,128	29,061,432
Market Vectors Gold Miners ETF		788,209	18,601,732
SPDR Gold Trust		432,709	53,487,160
Total Investment Companies — 1.2%			151,288,611

Preferred Securities
Capital Trusts	Par (000)
Germany — 0.0%
Deutsche Bank Capital Funding Trust VII, 5.63% (e)(f)(j)	USD	1,464	1,518,900
Switzerland — 0.1%
Credit Suisse Group Guernsey I Ltd., 7.88%, 2/24/41 (f)		6,607	7,168,595
United Kingdom — 0.2%
Lloyds Bank PLC, 13.00% (f)(j)	GBP	11,674	32,258,564
United States — 0.3%
Citigroup, Inc., 5.95% (f)(j)	USD	4,848	4,738,920
General Electric Capital Corp., 6.38%, 11/15/67 (f)		1,959	2,154,900
JPMorgan Chase & Co., Series Q, 5.15% (f)(j)		12,470	11,690,625
NBCUniversal Enterprise, Inc., 5.25% (e)(j)		6,000	6,060,000
USB Capital IX, 3.50% (f)(j)		9,383	7,834,805

			32,479,250
Total Capital Trusts — 0.6%			73,425,309

Preferred Stocks		Shares
Israel — 0.1%
Mobileye, Inc.		298,073	15,151,051
United Kingdom — 0.2%
HSBC Holdings PLC, Series 2, 8.00%		269,500	7,268,415
Royal Bank of Scotland Group PLC:
Series M, 6.40%		168,525	3,835,629
Series Q, 6.75%		91,325	2,155,270
Series T, 7.25%		250,583	6,244,529

			19,503,843
United States — 1.1%
Cliffs Natural Resources, Inc., 7.00% (b)(g)		254,990	5,285,943
Crown Castle International Corp., Series A, 4.50% (g)		106,224	10,770,051
Dropbox, Inc. (Acquired 1/28/14, cost $32,120,998) (a)(d)		1,681,622	32,120,998
Fannie Mae, Series S, 8.25% (b)(f)		815,114	8,542,395
Health Care REIT, Inc., Series I, 6.50% (g)		185,824	10,318,807
NextEra Energy, Inc., 5.60% (g)		168,146	10,593,198
Palantir Technologies, Inc. (Acquired 3/27/14, cost $12,751,479) (d)		2,080,176	12,751,479
PPL Corp., 8.75% (g)		133,034	7,276,960
Stanley Black & Decker, Inc., 6.25% (b)		34,267	3,698,780
Uber Technologies, Inc. (Acquired 3/20/14, cost $19,576,729) (d)(g)		19,576,729	19,576,729
United Technologies Corp., 7.50% (g)		89,362	5,948,828
US Bancorp:
Series F, 6.50% (f)		241,374	6,855,022
Series G, 6.00% (f)		125,469	3,444,124

Preferred Stocks	Shares	Value
United States (concluded)
Wells Fargo & Co., Series L, 7.50% (g)	4,440	$5,208,120

		142,391,434
Total Preferred Stocks — 1.4%		177,046,328

Trust Preferreds
Netherlands — 0.0%
RBS Capital Funding Trust VII, Series G, 6.08% (j)	242,721	5,400,542
United States — 0.2%
Citigroup Capital XIII, 7.88%, 10/30/40 (f)	441,422	12,245,046
Continental Airlines Finance Trust II, 6.00%, 11/15/30 (g)	21,250	1,062,500
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (f)	580,751	15,854,502

		29,162,048
Total Trust Preferreds — 0.2%		34,562,590
Total Preferred Securities — 2.2%		285,034,227

Rights
Spain — 0.0%
Banco Bilbao Vizcaya Argentaria SA — Rights (a)	1,408,180	329,798
Total Rights — 0.0%		329,798

U.S. Treasury Obligations	Par (000)
U.S. Treasury Notes:
0.25%, 1/15/15-3/31/15	USD 105,502	105,616,919
2.25%, 3/31/16 (l)	87,729	90,888,855
0.63%, 9/30/17	53,044	52,057,798
1.38%, 7/31/18-9/30/18	64,538	64,063,182
1.25%, 10/31/18-11/30/18	225,533	221,834,683
2.00%, 11/15/21	16,298	15,814,339
1.75%, 5/15/22	19,258	18,171,639
2.75%, 2/15/24	96,786	96,997,367
Total U.S. Treasury Obligations — 5.2%		665,444,782

Warrants (m)	Shares
Australia — 0.0%
TFS Corp. Ltd. (Issued/exercisable 8/01/11, 1 Share for 1 warrant, Expires 7/15/18, Strike Price AUD 1.28)	4,195,000	3,867,898
Total Warrants — 0.0%		3,867,898
Total Long-Term Investments (Cost — $9,548,519,132) — 86.3%		11,073,500,949

18	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Short-Term Securities
Foreign Agency Obligations (n)		Par (000)	Value
Japan Treasury Discount Bill:
0.05%, 5/12/14	JPY	3,890,000	$37,684,552
0.06%, 4/07/14		5,220,000	50,573,488
Mexico Cetes:
2.71%, 6/26/14	MXN	38,414	29,188,738
3.38%, 7/24/14		12,902	9,777,178
3.40%, 5/29/14		37,888	28,864,519
3.41%, 5/08/14		6,493	4,957,078
3.43%, 4/03/14		19,641	15,039,871
3.49%, 5/15/14		10,473	7,989,095
3.50%, 9/04/14		18,989	14,328,732
3.52%, 8/07/14		19,438	14,709,068
3.55%, 7/10/14		19,500	14,797,405
9.17%, 4/30/14		26,184	20,001,135
Total Foreign Agency Obligations — 1.9%			247,910,859

Money Market Funds		Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (k)(o)		4,908	4,907,936

		Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.16% (k)(o)(p)	USD	133,793	133,792,723
Total Money Market Funds — 1.1%			138,700,659

Time Deposits		Par (000)
Europe — 0.0%
Wells Fargo Securities, LLC, 0.08%, 4/01/14	EUR	269	371,092
Japan — 0.0%
Brown Brothers Harriman & Co., 0.01%, 4/01/14	JPY	21,377	207,113
Sweden — 0.0%
Brown Brothers Harriman & Co., 0.10%, 4/01/14	SEK	314	48,544
United States — 0.0%
Wells Fargo Securities, LLC, 0.12%, 4/01/14	USD	969	968,621
Total Time Deposits — 0.0%			1,595,370

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bills (n):
0.05%, 4/10/14	USD	10,000	$9,999,888
0.04%, 4/17/14-5/08/14		152,540	152,535,141
0.03%, 4/24/14		19,000	18,999,499
0.05%, 5/01/14-7/17/14		461,700	461,660,435
0.10%, 5/15/14		64,800	64,796,167
0.06%, 5/29/14-8/14/14		306,060	306,020,362
0.08%, 7/10/14		319,610	319,574,523
0.07%, 8/21/14-9/11/14		125,000	124,970,305
Total U.S. Treasury Obligations — 11.4%			1,458,556,320
Total Short-Term Securities (Cost — $1,846,149,248) — 14.4%			1,846,763,208

Options Purchased
(Cost — $117,195,086) — 0.8%			106,595,812
Total Investments Before Investments Sold Short and Options Written (Cost — $11,511,863,466*) — 101.5%			13,026,859,969

Investments Sold Short		Shares
United States — (0.2)%
Occidental Petroleum Corp.		162,572	(15,491,486)
United States Steel Corp.		65,752	(1,815,413)
Total Investments Sold Short (Proceeds — $ 17,205,910) — (0.2)%			(17,306,899)

Options Written
(Premiums Received — $51,761,703) — (0.3)%			(39,261,796)
Total Investments Net of Investments Sold Short and Options Written — 101.0%			12,970,291,274
Liabilities in Excess of Other Assets — (1.0)%			(133,453,133)

Net Assets — 100.0%			$12,836,838,141

Notes to Consolidated Schedule of Investments

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$11,568,346,264

Gross unrealized appreciation	$1,730,136,187
Gross unrealized depreciation	(271,622,482)

Net unrealized appreciation	$1,458,513,705

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security has been segregated as collateral in connection with outstanding options written.

(d)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $121,860,983 and an original cost of $82,442,106 which was 0.9% of its net assets.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	19

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Variable rate security. Rate shown is as of report date.

(g)	Convertible security.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Zero-coupon bond.

(j)	Security is perpetual in nature and has no stated maturity date.

(k)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2013	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at March 31, 2014	Value at March 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	539,525	4,368,411	[1]	—	4,907,936	$4,907,936	$233
BlackRock Liquidity Series, LLC, Money Market Series	$65,844,802	$67,947,921	[1]	—	$133,792,723	$133,792,723	$429,654
iShares Gold Trust	2,310,427	25,701		—	2,336,128	$29,061,432	—

[1]	Represents net shares purchased.

(l)	All or a portion of security has been pledged in connection with outstanding financial futures contracts.

(m)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(n)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(o)	Represents the current yield as of report date.

(p)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	Financial futures contracts outstanding as of March 31, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
43	CAC 40 Index	NYSE Liffe	April 2014	USD	2,601,196	$48,182
19	Hang Seng China Enterprises Index	Hong Kong	April 2014	USD	1,234,700	25,514
(4,747)	E-Mini S&P 500 Futures	Chicago Mercantile	June 2014	USD	442,539,075	(3,712,556)
(3,354)	EURO STOXX 50 Index	Eurex	June 2014	USD	143,240,525	(5,847,975)
(136)	FTSE 100 Index	London	June 2014	USD	14,836,137	(34,314)
(3,599)	MSCI Emerging Markets E-Mini Index	New York	June 2014	USD	177,448,695	(9,111,827)
741	Nikkei 225 Index	Chicago Mercantile	June 2014	USD	53,179,843	1,785,513
Total						$(16,847,463)

•	Forward foreign currency exchange contracts outstanding as of March 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	40,463,221	EUR	29,592,438	BNP Paribas S.A.	4/03/14	$(304,744)
USD	12,306,137	EUR	9,047,000	JPMorgan Chase Bank N.A.	4/03/14	(157,445)
USD	25,275,542	JPY	2,590,743,069	Bank of America N.A.	4/03/14	174,679
USD	26,511,608	JPY	2,719,984,940	Goldman Sachs International	4/03/14	158,562
USD	15,132,207	MXN	196,410,000	Credit Suisse International	4/03/14	91,458
USD	31,901,166	EUR	23,474,000	Credit Suisse International	4/04/14	(437,673)
USD	31,889,429	EUR	23,474,000	Deutsche Bank AG	4/04/14	(449,410)
USD	50,371,077	JPY	5,220,000,000	BNP Paribas S.A.	4/07/14	(204,906)
JPY	3,265,976,045	USD	31,704,473	BNP Paribas S.A.	4/10/14	(60,285)
USD	32,285,482	EUR	23,474,000	BNP Paribas S.A.	4/10/14	(52,916)
USD	32,285,248	EUR	23,474,000	UBS AG	4/10/14	(53,150)
USD	31,917,550	JPY	3,265,976,045	BNP Paribas S.A.	4/10/14	273,362
USD	23,304,207	EUR	17,048,000	Barclays Bank PLC	4/11/14	(181,510)
USD	32,235,939	EUR	23,182,000	Barclays Bank PLC	4/11/14	299,883
USD	32,211,387	EUR	23,157,000	Credit Suisse International	4/11/14	309,771

20	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

•	Forward foreign currency exchange contracts outstanding as of March 31, 2014 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	29,602,421	EUR	21,342,000	Morgan Stanley Capital Services LLC	4/11/14	$201,191
USD	24,358,166	JPY	2,498,173,500	Credit Suisse International	4/11/14	153,119
USD	25,903,928	JPY	2,656,188,795	Goldman Sachs International	4/11/14	167,855
USD	26,480,200	JPY	2,705,376,071	BNP Paribas S.A.	4/17/14	266,686
USD	13,853,135	JPY	1,414,405,038	Credit Suisse International	4/17/14	148,376
USD	40,458,861	JPY	4,134,086,398	UBS AG	4/17/14	401,978
USD	43,871,788	EUR	31,941,600	Deutsche Bank AG	4/24/14	(130,355)
USD	32,083,934	EUR	23,175,000	Goldman Sachs International	4/24/14	158,493
CHF	27,807,241	USD	31,898,000	HSBC Bank USA, N.A.	4/25/14	(437,243)
EUR	21,515,700	JPY	3,073,618,868	Barclays Bank PLC	4/25/14	(143,325)
JPY	3,048,581,048	EUR	21,515,700	Barclays Bank PLC	4/25/14	(99,288)
JPY	25,037,820	USD	246,527	Goldman Sachs International	4/25/14	(3,915)
USD	31,796,844	EUR	22,883,000	JPMorgan Chase Bank N.A.	4/25/14	273,730
USD	7,046,441	MXN	91,660,100	Credit Suisse International	4/30/14	41,867
USD	12,980,600	MXN	170,182,160	Morgan Stanley Capital Services LLC	4/30/14	(24,551)
CHF	27,719,178	USD	31,754,000	HSBC Bank USA N.A.	5/02/14	(391,092)
USD	31,757,102	EUR	22,873,000	Credit Suisse International	5/02/14	248,207
USD	32,197,959	EUR	23,162,000	JPMorgan Chase Bank N.A.	5/02/14	290,950
USD	18,409,820	EUR	13,357,000	Credit Suisse International	5/08/14	9,923
USD	12,270,430	EUR	8,900,000	Deutsche Bank AG	5/08/14	10,261
USD	31,307,044	EUR	22,722,900	UBS AG	5/08/14	5,179
USD	26,455,396	JPY	2,706,651,612	Bank of America N.A.	5/08/14	226,538
USD	4,839,560	MXN	64,931,410	Goldman Sachs International	5/08/14	(119,271)
USD	31,331,985	EUR	22,733,000	Goldman Sachs International	5/09/14	16,250
USD	31,914,932	EUR	23,161,000	JPMorgan Chase Bank N.A.	5/09/14	9,608
USD	52,863,124	JPY	5,409,800,708	Morgan Stanley Capital Services LLC	5/09/14	439,070
USD	38,202,311	JPY	3,890,000,000	Deutsche Bank AG	5/12/14	505,390
MXN	8,008,632	USD	104,732,080	Morgan Stanley Capital Services LLC	5/15/14	14,670
USD	4,389,821	MXN	58,997,000	Goldman Sachs International	5/29/14	(108,271)
USD	18,903,223	MXN	254,220,000	Goldman Sachs International	5/29/14	(479,202)
USD	5,006,870	MXN	65,662,100	UBS AG	5/29/14	613
USD	19,168,286	MXN	254,551,000	Deutsche Bank AG	6/26/14	(197,438)
USD	9,638,379	MXN	129,588,000	UBS AG	6/26/14	(220,414)
USD	14,459,126	MXN	195,003,000	Barclays Bank PLC	7/10/14	(360,058)
USD	9,704,914	MXN	129,023,920	Credit Suisse International	7/24/14	(89,440)
USD	14,404,670	MXN	194,382,380	Deutsche Bank AG	8/07/14	(334,926)
USD	14,226,819	MXN	189,892,460	UBS AG	9/04/14	(140,779)
USD	6,444,000	CNY	39,427,614	Deutsche Bank AG	1/30/15	126,273
USD	6,444,000	CNY	39,430,836	Deutsche Bank AG	1/30/15	125,757
USD	6,444,000	CNY	39,456,612	Deutsche Bank AG	1/30/15	121,626
USD	12,726,000	CNY	78,137,640	Deutsche Bank AG	1/30/15	205,529
USD	6,444,000	CNY	39,411,504	JPMorgan Chase Bank N.A.	1/30/15	128,854
USD	6,444,000	CNY	39,443,724	JPMorgan Chase Bank N.A.	1/30/15	123,692
Total						$547,793

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	21

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

•	Exchange-traded options purchased as of March 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
PetSmart, Inc.	Call	USD	67.50	4/19/14	338	$70,980
Canadian Natural Resources Ltd.	Call	USD	34.00	9/20/14	3,890	1,983,900
SPDR Gold Shares	Call	USD	130.00	12/20/14	5,799	2,624,047
Citigroup, Inc.	Call	USD	60.00	1/17/15	497	29,323
The Coca-Cola Co.	Call	USD	45.00	1/17/15	1,127	25,921
Humana, Inc.	Call	USD	130.00	1/17/15	131	66,155
Merck & Co., Inc.	Call	USD	55.00	1/17/15	467	202,211
MetLife, Inc.	Call	USD	50.00	1/17/15	1,146	658,950
Oracle Corp.	Call	USD	42.00	1/17/15	368	100,464
Prudential Financial, Inc.	Call	USD	82.50	1/17/15	750	592,500
DISH Network Corp.	Put	USD	60.00	6/21/14	526	173,580
Time Warner Cable, Inc.	Put	USD	135.00	7/19/14	191	95,500
Total						$6,623,531

•	OTC options purchased as of March 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
TOPIX Index	UBS AG	Call	JPY	1,244.54	4/11/14	3,789,379	$79,728
QEP Resources, Inc.	Goldman Sachs International	Call	USD	35.00	4/17/14	646,900	2,096
TOPIX Index	JPMorgan Chase Bank N.A.	Call	JPY	1,219.54	5/09/14	3,243,053	399,398
TOPIX Index	Bank of America N.A.	Call	JPY	1,257.27	6/13/14	2,569,316	303,879
Cimarex Energy Co.	Citibank N.A.	Call	USD	120.00	6/20/14	253,000	1,922,800
Cimarex Energy Co.	Goldman Sachs International	Call	USD	120.00	6/20/14	157,008	1,193,261
Diamondback Energy, Inc.	Goldman Sachs International	Call	USD	70.00	6/20/14	185,600	733,120
TOPIX Index	Goldman Sachs International	Call	JPY	1,291.10	7/11/14	4,648,224	556,131
Anadarko Petroleum Corp.	Citibank N.A.	Call	USD	85.00	7/18/14	15,014	72,508
Anadarko Petroleum Corp.	Credit Suisse International	Call	USD	85.00	7/18/14	388,174	1,874,628
Anadarko Petroleum Corp.	Deutsche Bank AG	Call	USD	85.00	7/18/14	643,806	3,109,165
Marathon Oil Corp.	Goldman Sachs International	Call	USD	32.00	7/18/14	512,301	1,985,166
TOPIX Index	Citibank N.A.	Call	JPY	1,246.74	9/12/14	3,570,631	1,063,648
EQT Corp.	Citibank N.A.	Call	USD	100.00	9/19/14	255,900	1,612,170
Takeda Pharmaceutical Co. Ltd.	Goldman Sachs International	Call	JPY	4,906.34	10/09/14	152,369	272,366
TOPIX Index	Citibank N.A.	Call	JPY	1,178.21	12/12/14	3,241,578	2,129,339
SPDR Gold Shares	JPMorgan Chase Bank N.A.	Call	USD	130.56	12/31/14	198,726	888,025
ACE Ltd.	Goldman Sachs International	Call	USD	95.00	1/16/15	575,878	4,166,857
Bank of America Corp.	Citibank N.A.	Call	USD	17.00	1/16/15	3,240,877	5,104,381
Citigroup, Inc.	Bank of America N.A.	Call	USD	60.00	1/16/15	907,446	544,468
The Coca-Cola Co.	Deutsche Bank AG	Call	USD	45.00	1/16/15	2,579,953	567,590
Humana, Inc.	Deutsche Bank AG	Call	USD	115.00	1/16/15	64,380	656,676
Humana, Inc.	Goldman Sachs International	Call	USD	130.00	1/16/15	257,996	1,315,780
JPMorgan Chase & Co.	Bank of America N.A.	Call	USD	65.00	1/16/15	1,620,439	3,467,739
JPMorgan Chase & Co.	Goldman Sachs International	Call	USD	65.00	1/16/15	831,540	1,779,496
Merck & Co., Inc.	Deutsche Bank AG	Call	USD	55.00	1/16/15	2,579,953	11,609,789
MetLife, inc.	Goldman Sachs International	Call	USD	50.00	1/16/15	1,036,593	5,960,410
Oracle Corp.	Deutsche Bank AG	Call	USD	42.00	1/16/15	1,289,977	3,399,089
Prudential Financial, Inc.	Citibank N.A.	Call	USD	87.50	1/16/15	793,442	4,344,095
Siemens AG	Deutsche Bank AG	Call	USD	150.00	1/16/15	335,894	1,511,523
Takeda Pharmaceutical Co. Ltd.	Morgan Stanley & Co. International PLC	Call	JPY	5,108.80	1/29/15	153,800	250,561
Coach, Inc.	Bank of America N.A.	Call	USD	60.00	2/20/15	256,884	344,515
Johnson & Johnson	Deutsche Bank AG	Call	USD	105.00	2/20/15	1,284,700	2,924,915
SPDR Gold Shares	JPMorgan Chase Bank N.A.	Call	USD	133.44	3/20/15	175,674	802,027
STOXX Europe 600 Index	JPMorgan Chase Bank N.A.	Call	EUR	348.12	9/16/16	82,661	2,094,299
EURO STOXX 50 Index	Goldman Sachs International	Call	EUR	3,293.01	12/16/16	21,890	6,229,582
STOXX Europe 600 Index	Credit Suisse International	Call	EUR	347.97	12/16/16	69,181	1,629,704

22	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

•	OTC options purchased as of March 31, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
STOXX Europe 600 Index	Credit Suisse International	Call	EUR	355.61	3/17/17	77,927	$1,672,364
Occidental Petroleum Corp.	Goldman Sachs International	Put	USD	95.00	4/17/14	254,298	289,900
S&P 500 Index	BNP Paribas S.A.	Put	USD	1,790.00	4/17/14	36,522	120,523
S&P 500 Index	Credit Suisse International	Put	USD	1,820.54	4/17/14	55,581	306,212
S&P 500 Index	Morgan Stanley & Co. International PLC	Put	USD	1,798.35	4/17/14	53,019	166,795
TOPIX Index	JPMorgan Chase Bank N.A.	Put	JPY	1,086.72	5/09/14	3,243,053	450,080
Russell 2000 Index	Bank of America N.A.	Put	USD	1,130.77	5/16/14	55,853	983,994
S&P 500 Index	Bank of America N.A.	Put	USD	1,809.41	5/16/14	34,918	550,446
S&P 500 Index	Credit Suisse International	Put	USD	1,834.57	5/16/14	34,426	736,771
Nikkei 225 Index	BNP Paribas S.A.	Put	JPY	14,636.48	6/13/14	250,162	1,221,288
Nikkei 225 Index	JPMorgan Chase Bank N.A.	Put	JPY	14,330.81	6/13/14	183,755	705,893
MSCI Emerging Markets Index	Bank of America N.A.	Put	USD	928.12	6/20/14	33,290	680,283
MSCI Emerging Markets Index	JPMorgan Chase Bank N.A.	Put	USD	909.15	6/20/14	41,017	675,902
Russell 2000 Index	Morgan Stanley & Co. International PLC	Put	USD	1,126.10	6/20/14	56,105	1,479,064
S&P 500 Index	BNP Paribas S.A.	Put	USD	1,820.00	6/20/14	29,061	859,684
Total							$87,800,123

•	OTC interest rate swaptions purchased as of March 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.65%	Receive	3-month LIBOR	6/04/14	USD	163,872	$191,026
10-Year Interest Rate Swap	Goldman Sachs International	Call	2.80%	Receive	3-month LIBOR	6/16/14	USD	257,927	1,529,582
10-Year Interest Rate Swap	Goldman Sachs International	Call	2.80%	Receive	3-month LIBOR	9/15/14	USD	419,396	3,506,612
10-Year Interest Rate Swap	Goldman Sachs International	Call	2.75%	Receive	3-month LIBOR	11/28/14	USD	645,534	5,321,269
10-Year Interest Rate Swap	Goldman Sachs International	Put	1.35%	Pay	6-month JPY LIBOR	1/25/16	JPY	5,190,451	786,692
10-Year Interest Rate Swap	Goldman Sachs International	Put	1.35%	Pay	6-month JPY LIBOR	1/25/16	JPY	2,586,516	392,026
5-Year Interest Rate Swap	Deutsche Bank AG	Put	1.07%	Pay	6-month JPY LIBOR	4/04/18	JPY	2,639,554	444,951
Total									$12,172,158

•	Exchange-traded options written as of March 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Marathon Petroleum Corp.	Call	USD	85.00	4/19/14	1,293	$(452,550)
Marathon Petroleum Corp.	Call	USD	80.00	4/19/14	1,939	(1,628,760)
XL Group PLC	Call	USD	32.00	4/19/14	777	(13,209)
Gilead Sciences, Inc.	Call	USD	85.00	5/17/14	410	(12,710)
DISH Network Corp.	Call	USD	67.50	6/21/14	526	(131,500)
Twitter, Inc.	Call	USD	67.50	6/21/14	2,212	(77,420)
Time Warner Cable, Inc.	Call	USD	150.00	7/19/14	191	(25,785)
National Oilwell Varco, Inc.	Call	USD	75.00	8/16/14	2,562	(1,383,480)
Canadian Natural Resources Ltd.	Call	USD	39.00	9/20/14	3,113	(591,470)
EOG Resources, Inc.	Put	USD	165.00	4/19/14	972	(13,608)
Marathon Petroleum Corp.	Put	USD	65.00	4/19/14	1,944	(9,720)
PetSmart, Inc.	Put	USD	60.00	4/19/14	338	(3,380)
Phillips 66	Put	USD	72.50	5/17/14	2,563	(288,338)
Biogen Idec, Inc.	Put	USD	280.00	7/19/14	374	(553,520)
CONSOL Energy, Inc.	Put	USD	36.00	7/19/14	3,843	(420,808)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	23

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

•	Exchange-traded options written as of March 31, 2014 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
EOG Resources, Inc.	Put	USD	155.00	7/19/14	641	$(65,702)
Gilead Sciences, Inc.	Put	USD	65.00	8/16/14	911	(296,075)
Total						$(5,968,035)

•	OTC options written as of March 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
TOPIX Index	UBS AG	Call	JPY	1,366.56	4/11/14	3,789,379	$(5,308)
S&P 500 Index	BNP Paribas S.A.	Call	USD	1,900.00	4/17/14	36,522	(1,305,662)
S&P 500 Index	Credit Suisse International	Call	USD	1,932.00	4/17/14	55,581	(33,840)
TOPIX Index	JPMorgan Chase Bank N.A.	Call	JPY	1,285.95	5/09/14	3,243,053	(97,588)
eBay, Inc.	Goldman Sachs International	Call	USD	60.00	5/16/14	459,859	(289,711)
Russell 2000 Index	Bank of America N.A.	Call	USD	1,205.77	5/16/14	55,853	(235,424)
S&P 500 Index	Bank of America N.A.	Call	USD	1,920.19	5/16/14	34,918	(278,489)
S&P 500 Index	Credit Suisse International	Call	USD	1,946.89	5/16/14	34,426	(103,278)
Nikkei 225 Index	BNP Paribas S.A.	Call	JPY	15,739.73	6/13/14	250,162	(660,809)
Nikkei 225 Index	JPMorgan Chase Bank N.A.	Call	JPY	15,555.05	6/13/14	183,755	(593,287)
MSCI Emerging Markets Index	Bank of America N.A.	Call	USD	1,013.35	6/20/14	33,290	(807,572)
MSCI Emerging Markets Index	JPMorgan Chase Bank N.A.	Call	USD	990.32	6/20/14	41,017	(1,499,085)
Russell 2000 Index	Morgan Stanley & Co. International PLC	Call	USD	1,206.53	6/20/14	56,105	(1,153,331)
S&P 500 Index	BNP Paribas S.A.	Call	USD	1,896.02	6/20/14	29,061	(766,511)
Marathon Oil Corp.	Deutsche Bank AG	Call	USD	32.00	7/18/14	140,646	(545,003)
TOPIX Index	Citibank N.A.	Call	JPY	1,318.19	12/12/14	3,241,578	(827,558)
SPDR Gold Shares	JPMorgan Chase Bank N.A.	Call	USD	149.21	12/31/14	198,726	(264,749)
ACE Ltd.	Goldman Sachs International	Call	USD	110.00	1/16/15	575,878	(679,501)
Lululemon Athletica, Inc.	Citibank N.A.	Call	USD	60.00	1/16/15	44,331	(179,541)
MetLife, inc.	Goldman Sachs International	Call	USD	60.00	1/16/15	1,036,593	(1,658,549)
Prudential Financial, Inc.	Citibank N.A.	Call	USD	97.50	1/16/15	793,442	(1,928,064)
SPDR Gold Shares	JPMorgan Chase Bank N.A.	Call	USD	158.85	3/20/15	175,674	(231,045)
Cimarex Energy Co.	Citibank N.A.	Put	USD	115.00	4/17/14	127,093	(212,881)
Occidental Petroleum Corp.	Deutsche Bank AG	Put	USD	95.00	4/17/14	254,298	(289,900)
QEP Resources, Inc.	Goldman Sachs International	Put	USD	25.00	4/17/14	646,900	(4,237)
S&P 500 Index	BNP Paribas S.A.	Put	USD	1,690.00	4/17/14	36,522	(28,305)
S&P 500 Index	Credit Suisse International	Put	USD	1,709.07	4/17/14	55,581	(32,977)
S&P 500 Index	Morgan Stanley & Co. International PLC	Put	USD	1,624.53	4/17/14	53,019	(5,363)
TOPIX Index	JPMorgan Chase Bank N.A.	Put	JPY	1,147.09	5/09/14	3,243,053	(1,255,092)
Russell 2000 Index	Bank of America N.A.	Put	USD	1,038.46	5/16/14	55,853	(235,424)
S&P 500 Index	Bank of America N.A.	Put	USD	1,661.71	5/16/14	34,918	(111,323)
S&P 500 Index	Credit Suisse International	Put	USD	1,684.81	5/16/14	34,426	(130,819)
SM Energy Co.	Citibank N.A.	Put	USD	65.00	5/16/14	190,638	(243,063)
Nikkei 225 Index	BNP Paribas S.A.	Put	JPY	13,606.78	6/13/14	250,162	(496,344)
Nikkei 225 Index	JPMorgan Chase Bank N.A.	Put	JPY	13,322.61	6/13/14	183,755	(282,806)
MSCI Emerging Markets Index	Bank of America N.A.	Put	USD	852.35	6/20/14	33,290	(237,051)
MSCI Emerging Markets Index	JPMorgan Chase Bank N.A.	Put	USD	834.93	6/20/14	41,017	(290,277)
Russell 2000 Index	Morgan Stanley & Co. International PLC	Put	USD	1,034.17	6/20/14	56,105	(542,249)
S&P 500 Index	BNP Paribas S.A.	Put	USD	1,680.00	6/20/14	29,061	(287,669)
CONSOL Energy, Inc.	Credit Suisse International	Put	USD	38.00	7/18/14	254,277	(442,442)
Marathon Oil Corp.	Goldman Sachs International	Put	USD	30.00	7/18/14	639,687	(166,319)
Marathon Petroleum Corp.	Deutsche Bank AG	Put	USD	77.50	7/18/14	256,600	(591,188)
Marathon Petroleum Corp.	Goldman Sachs International	Put	USD	80.00	7/18/14	255,900	(793,290)
Rowan Cos. PLC	Goldman Sachs International	Put	USD	32.00	7/18/14	642,200	(834,860)
Phillips 66	Bank of America N.A.	Put	USD	70.00	8/15/14	255,900	(562,980)
Cimarex Energy Co.	Citibank N.A.	Put	USD	105.00	9/19/14	126,500	(746,350)
Cimarex Energy Co.	Goldman Sachs International	Put	USD	105.00	9/19/14	127,550	(752,545)

24	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

•	OTC options written as of March 31, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Dresser-Rand Group, Inc.	Deutsche Bank AG	Put	USD	55.00	9/19/14	127,040	$(339,832)
EQT Corp.	Citibank N.A.	Put	USD	85.00	9/19/14	255,900	(716,520)
Oceaneering International, Inc.	Citibank N.A.	Put	USD	70.00	10/17/14	127,009	(647,746)
TOPIX Index	Citibank N.A.	Put	JPY	1,047.55	12/12/14	3,241,578	(1,463,068)
SPDR Gold Shares	JPMorgan Chase Bank N.A.	Put	USD	113.65	12/31/14	198,726	(677,371)
Humana, Inc.	Deutsche Bank AG	Put	USD	90.00	1/16/15	64,380	(231,768)
Coach, Inc.	Bank of America N.A.	Put	USD	42.50	2/20/15	256,884	(534,894)
SPDR Gold Shares	JPMorgan Chase Bank N.A.	Put	USD	116.60	3/20/15	175,674	(914,773)
Total							$(29,245,631)

•	OTC interest rate swaptions written as of March 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Goldman Sachs International	Call	2.60%	Pay	3-month LIBOR	6/16/14	USD	257,927	$(428,906)
5-Year Interest Rate Swap	Deutsche Bank AG	Put	2.30%	Receive	3-month LIBOR	6/04/14	USD	163,872	(254,756)
10-Year Interest Rate Swap	Goldman Sachs International	Put	3.50%	Receive	3-month LIBOR	11/28/14	USD	322,613	(3,364,468)
Total									$(4,048,130)

•	Centrally cleared credit default swaps — buy protection outstanding as of March 31, 2014 were as follows:

Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Depreciation
CDX.NA.HY Series 22 Version 1	5.00%	Chicago Mercantile	6/20/19	USD	40,083	$(172,875)

•	Centrally cleared credit default swaps — sold protection outstanding as of March 31, 2014 were as follows:

Index	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.IG Series 22 Version 1	1.00%	Chicago Mercantile	6/20/19	BBB+	USD	1,833	$1,460

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Centrally cleared interest rate swaps outstanding as of March 31, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date		Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.78%[1]	3-month LIBOR	Chicago Mercantile	9/27/15	[2]	9/27/16	USD	4,677	$19,242
1.26%[1]	3-month LIBOR	Chicago Mercantile	9/28/15	[2]	9/28/16	USD	2,500	(2,653)
Total								$16,589

[1]	Fund pays the floating rate and receives the fixed rate.

[2]	Forward swap.

•	OTC interest rate swaps outstanding as of March 31, 2014 were as follows:

Fixed Rate	Floating Rate	Counterparty	Effective Date		Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Depreciation
1.01%[1]	3-month LIBOR	Deutsche Bank AG	9/27/15	[2]	9/27/16	USD	59,699	$(184,787)	—	$(184,787)
1.03%[1]	3-month LIBOR	Deutsche Bank AG	9/27/15	[2]	9/27/16	USD	1,650	(4,766)	—	(4,766)
1.04%[1]	3-month LIBOR	Deutsche Bank AG	9/28/15	[2]	9/28/16	USD	7,700	(25,128)	—	(25,128)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	25

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

•	OTC interest rate swaps outstanding as of March 31, 2014 were as follows: (concluded)

Fixed Rate	Floating Rate	Counterparty	Effective Date		Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Depreciation
1.00%[1]	3-month LIBOR	Goldman Sachs International	9/28/15	[2]	9/28/16	USD	259,646	$(842,006)	—	$(842,006)
Total								$(1,056,687)	—	$(1,056,687)

[1]	Fund pays the floating rate and receives the fixed rate.

[2]	Forward swap.

•	OTC total return swaps outstanding as of March 31, 2014 were as follows:

Reference Entity	Fixed Amount	Counterparty	Expiration Date	Contract Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
KOSPI 200 Index	KRW 47,733,732,200[1]	Citibank N.A.	6/12/14	374	$551,522	—	$551,522
Siloam International Holdings	1-month LIBOR plus 0.75%[2]	Citibank N.A.	3/13/15	3,188,700	56,272	—	56,272
SGX Nikkei Stock Average Dividend Point Index Future December 2015	JPY 561,255,000[1]	BNP Paribas S.A.	3/31/16	213	6,191	—	6,191
SGX Nikkei Stock Average Dividend Point Index Future December 2015	JPY 576,200,000[1]	BNP Paribas S.A.	3/31/16	215	(87,487)	—	(87,487)
SGX Nikkei Stock Average Dividend Point Index Future December 2016	JPY 565,355,000[1]	BNP Paribas S.A.	3/31/17	203	157,341	—	157,341
SGX Nikkei Stock Average Dividend Point Index Future December 2016	JPY 575,505,000[1]	BNP Paribas S.A.	3/31/17	203	59,003	—	59,003
Total					$742,842	—	$742,842

[1]	Fund receives the total return of the reference entity and pays the fixed amount. Net payment made at termination.

[2]	Fund receives the total return of the reference entity and pays the floating rate. Net payment made at termination.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

26	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$53,090,827	—	$53,090,827
Austria	—	4,445,392	—	4,445,392
Belgium	$3,870,900	13,234,659	—	17,105,559
Brazil	101,198,520	—	—	101,198,520
Canada	247,661,944	—	—	247,661,944
Chile	7,745,467	—	—	7,745,467
China	36,657,342	86,581,702	—	123,239,044
Denmark	7,183,944	—	—	7,183,944
Finland	—	2,894,016	—	2,894,016
France	44,463,820	547,314,711	—	591,778,531
Germany	—	287,614,694	—	287,614,694
Hong Kong	1,579,980	61,678,199	—	63,258,179
India	—	16,995,912	—	16,995,912
Indonesia	5,779,372	—	—	5,779,372
Ireland	50,670,119	24,687,187	—	75,357,306
Israel	2,360,760	—	—	2,360,760
Italy	—	59,159,562	—	59,159,562
Japan	—	997,326,006	—	997,326,006
Kazakhstan	9,353,918	—	—	9,353,918
Malaysia	—	35,273,870	—	35,273,870
Mexico	32,393,526	—	—	32,393,526
Netherlands	87,020,452	118,881,390	—	205,901,842
Norway	—	28,700,128	—	28,700,128
Portugal	—	7,507,650	—	7,507,650
Russia	4,279,314	9,523,654	—	13,802,968
Singapore	—	56,938,820	—	56,938,820
South Africa	—	6,516,440	—	6,516,440
South Korea	—	123,257,342	—	123,257,342
Spain	—	16,932,345	—	16,932,345
Sweden	—	68,308,460	—	68,308,460
Switzerland	2,809,098	285,675,280	—	288,484,378
Taiwan	—	22,214,474	—	22,214,474
Thailand	15,996,602	—	—	15,996,602
United Arab Emirates	19,276,378	—	—	19,276,378
United Kingdom	48,847,512	436,297,898	$9,004,311	494,149,721
United States	4,069,193,144	57,411,777	—	4,126,604,921
Corporate Bonds	—	722,714,370	102,038,429	824,752,799
Floating Rate Loan Interests	—	105,567,573	40,153,125	145,720,698
Foreign Government Obligations	—	761,253,318	—	761,253,318
Investment Companies	151,288,611	—	—	151,288,611
Preferred Securities	130,946,161	74,487,809	79,600,257	285,034,227
Rights	329,798	—	—	329,798
U.S. Treasury Obligations	—	665,444,782	—	665,444,782
Warrants	—	3,867,898	—	3,867,898
Short-Term Securities:
Foreign Agency Obligations	—	247,910,859	—	247,910,859
Money Market Funds	4,907,936	133,792,723	—	138,700,659
Time Deposits	—	1,595,370	—	1,595,370
U.S. Treasury Obligations	—	1,458,556,320	—	1,458,556,320
Options Purchased:
Equity Contracts	6,623,531	87,800,123	—	94,423,654
Interest Rate Contracts	—	12,172,158	—	12,172,158

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	27

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

	Level 1	Level 2	Level 3	Total
Liabilities:
Investments:
Investments Sold Short	$(17,306,899)	—	—	$(17,306,899)
Total	$5,075,131,250	$7,703,625,698	$230,796,122	$13,009,553,070

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$1,460	—	$1,460
Equity contracts	$1,859,209	830,329	—	2,689,538
Foreign currency exchange contracts	—	5,729,400	—	5,729,400
Interest rate contracts	—	19,242	—	19,242
Liabilities:
Credit contracts	—	(172,875)	—	(172,875)
Equity contracts	(24,674,707)	(29,333,118)	—	(54,007,825)
Foreign currency exchange contracts	—	(5,181,607)	—	(5,181,607)
Interest rate contracts	—	(5,107,470)	—	(5,107,470)
Total	$(22,815,498)	$(33,214,639)	—	$(56,030,137)

[1]     Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$14,707,447	—	—	$14,707,447
Foreign currency at value	340,858	—	—	340,858
Cash pledged for financial futures contracts	7,063,000	—	—	7,063,000
Cash pledged for centrally cleared swaps	3,145,000	—	—	3,145,000
Liabilities:
Cash received as collateral for OTC derivatives	—	$(50,958,108)	—	(50,958,108)
Collateral on securities loaned at value	—	(133,792,723)	—	(133,792,723)
Total	$25,256,305	$(184,750,831)	—	$(159,494,526)

There were no transfers between levels during the period ended March 31, 2014.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Preferred Securities	Total
Assets:
Opening balance, as of December 31, 2013	$20,357,615	$113,359,272	$48,728,141	—	$182,445,028
Transfers into Level 3	—	—	7,646,737	—	7,646,737
Transfers out of Level 3	(206,435)	(12,917,458)	(16,159,506)	—	(29,283,399)
Other[1]	(10,402,748)	—	—	$10,402,748	—
Accrued discounts/premiums	—	34,318	41,521	—	75,839
Net realized gain (loss)	—	(26,759)	13,822	—	(12,937)
Net change in unrealized appreciation/depreciation[2]	(744,121)	2,035,772	818,103	4,748,303	6,858,057
Purchases	—	1,237,919	—	64,449,206	65,687,125
Sales	—	(1,684,635)	(935,693)	—	(2,620,328)
Closing balance, as of March 31, 2014	$9,004,311	$102,038,429	$40,153,125	$79,600,257	$230,796,122

Net change in unrealized appreciation/depreciation on investments still held at March 31, 2014[2]	$(744,121)	$2,035,772	$818,103	$4,748,303	$6,858,057

[1]	Certain Level 3 investments were re-classified between Common Stocks and Preferred Securities.
[2]

Any difference between net change in unrealized appreciation/depreciation and net change in unrealized appreciation/depreciation on investments still held at March 31, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

28	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Consolidated Schedule of Investments (concluded)	BlackRock Global Allocation V.I. Fund

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	29

Schedule of Investments March 31, 2014 (Unaudited)	BlackRock Global Opportunities V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Belgium — 1.4%
Anheuser-Busch InBev NV	6,962	$733,209
Canada — 1.0%
MEG Energy Corp. (a)	15,500	523,817
China — 2.6%
Anhui Conch Cement Co. Ltd., H Shares (b)	107,000	460,241
Baidu, Inc. — ADR (a)	1,600	243,808
China Cinda Asset Management Co. Ltd., H Shares (a)(b)	320,000	182,173
Ctrip.com International Ltd. — ADR (a)	5,200	262,184
Ping An Insurance Group Co. of China Ltd., H Shares	27,000	224,394

		1,372,800
Denmark — 1.2%
ISS A/S (a)	4,938	165,835
Novo Nordisk A/S, Class B	9,800	446,216

		612,051
France — 4.7%
BNP Paribas SA	4,920	379,330
Rexel SA	11,300	296,484
Schneider Electric SA	4,300	381,095
Société Générale SA	11,110	683,886
Vivendi SA	25,020	696,382

		2,437,177
Germany — 5.2%
Bayer AG, Registered Shares	2,800	379,188
Commerzbank AG (a)	15,445	284,099
Daimler AG, Registered Shares	6,500	614,896
Henkel AG & Co. KGaA	3,900	419,807
OSRAM Licht AG (a)	8,900	577,094
Telefonica Deutschland Holding AG	30,100	240,219
Wirecard AG	5,000	207,610

		2,722,913
Greece — 0.8%
Alpha Bank AE (a)	407,541	399,905
Hong Kong — 1.2%
AIA Group Ltd.	75,000	356,711
Melco Crown Entertainment Ltd. — ADR (a)	6,400	247,360

		604,071
Indonesia — 1.5%
Global Mediacom Tbk PT	1,491,500	310,490
Matahari Department Store Tbk PT (a)	361,200	444,042

		754,532
Ireland — 5.0%
Actavis PLC (a)	1,300	267,605
Alkermes PLC (a)	7,600	335,084
Covidien PLC	10,800	795,528

Common Stocks	Shares	Value
Ireland (concluded)
CRH PLC	18,800	$526,403
Eaton Corp. PLC	3,550	266,676
Green REIT PLC (a)	255,191	421,879

		2,613,175
Italy — 2.3%
Assicurazioni Generali SpA	11,435	254,883
Banca Generali SpA	12,796	422,527
Intesa Sanpaolo SpA	101,855	345,616
Moncler SpA (a)	10,200	174,387

		1,197,413
Japan — 5.1%
Kenedix Realty Investment Corp.	47	233,074
Nabtesco Corp.	15,900	367,003
Shinsei Bank Ltd.	238,000	467,250
SMC Corp.	1,100	290,106
SoftBank Corp.	6,900	521,421
Sumitomo Mitsui Financial Group, Inc.	8,900	381,489
Tokyo Tatemono Co. Ltd.	42,000	359,871

		2,620,214
Mexico — 0.5%
Cemex SAB de CV — ADR (a)	19,500	246,285
Netherlands — 1.5%
ING Groep NV CVA (a)	18,400	261,680
Randstad Holding NV	8,424	493,048

		754,728
New Zealand — 0.9%
Xero Ltd. (Acquired 10/15/13, Cost $226,038) (a)(c)	14,865	456,875
Nigeria — 0.7%
Lekoil Ltd. (a)	391,800	344,555
Norway — 0.3%
Statoil ASA	5,600	158,002
Russia — 0.0%
Eurasia Drilling Co. Ltd. — GDR	950	24,350
South Africa — 0.9%
Naspers Ltd., N Shares	4,100	451,791
South Korea — 0.6%
NAVER Corp.	430	314,188
Spain — 2.6%
NH Hoteles SA (a)	117,352	835,059
Sacyr SA (a)	76,115	506,232

		1,341,291
Sweden — 2.3%
Nordea Bank AB	16,119	228,658
Skanska AB, B Shares	12,300	289,953

Portfolio Abbreviations

ADR	American Depositary Receipts	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
DKK	Danish Krone	REIT	Real Estate Investment Trust
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	SGD	Singapore Dollar
GDR	Global Depositary Receipts	USD	U.S. Dollar
HKD	Hong Kong Dollar	ZAR	South African Rand
JPY	Japanese Yen

30	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock Global Opportunities V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Sweden (concluded)
Svenska Cellulosa AB, B Shares	22,446	$661,060

		1,179,671
Switzerland — 3.0%
Adecco SA	5,800	482,712
Novartis AG, Registered Shares	6,320	536,618
Roche Holding AG	1,790	538,367

		1,557,697
Taiwan — 0.2%
Hermes Microvision, Inc. — GDR (a)(d)	3,350	131,370
United Kingdom — 6.5%
AO World PLC (a)	46,400	242,895
APR Energy PLC (b)	28,922	388,388
ASOS PLC (a)	1,500	129,660
AstraZeneca PLC	6,300	408,408
Crest Nicholson Holdings PLC	94,853	621,938
Foxtons Group PLC (a)	73,294	440,253
Kennedy Wilson Europe Real Estate PLC (a)	13,825	239,701
Metro Bank PLC (Acquired 1/15/14, Cost $259,316) (a)(c)	12,199	264,387
Perform Group PLC (a)	59,704	243,860
Poundland Group PLC (a)	17,500	110,865
Vodafone Group PLC — ADR	7,608	280,050

		3,370,405
United States — 45.9%
AbbVie, Inc.	10,400	534,560
Acuity Brands, Inc.	3,788	502,175
Adobe Systems, Inc. (a)	4,430	291,228
Allegion PLC (a)	100	5,217
American Airlines Group, Inc. (a)	8,700	318,420
Apple, Inc.	1,927	1,034,298
Aramark Holdings Corp.	13,300	384,636
Autodesk, Inc. (a)	7,600	373,768
BankUnited, Inc.	20,171	701,346
Biogen Idec, Inc. (a)	800	244,696
BioMarin Pharmaceutical, Inc. (a)	5,100	347,871
Bristol-Myers Squibb Co.	7,200	374,040
Cabot Oil & Gas Corp.	18,453	625,188
CBS Corp., Class B	6,400	395,520
Celgene Corp. (a)	1,700	237,320
Charles River Laboratories International, Inc. (a)	6,800	410,312
Citigroup, Inc.	16,491	784,972
Concho Resources, Inc. (a)	4,400	539,000
Continental Building Products, Inc. (a)	8,610	162,212
Crown Holdings, Inc. (a)	6,550	293,047
Eastman Chemical Co.	5,220	450,016
Facebook, Inc., Class A (a)	4,080	245,779
Flowserve Corp.	5,200	407,368
General Motors Co.	9,600	330,432
Genworth Financial, Inc., Class A (a)	26,500	469,845
Google, Inc., Class A (a)	1,073	1,195,869
The Hain Celestial Group, Inc. (a)	5,449	498,420
Hertz Global Holdings, Inc. (a)	17,410	463,802
JPMorgan Chase & Co.	14,295	867,849
Kennedy-Wilson Holdings, Inc.	32,640	734,726
Las Vegas Sands Corp.	3,490	281,922
Lowe’s Cos., Inc.	6,370	311,493
Merck & Co., Inc.	7,000	397,390
Mondelez International, Inc., Class A	14,220	491,301
National Oilwell Varco, Inc.	3,437	267,639
Oasis Petroleum, Inc. (a)	6,217	259,435
Pfizer, Inc.	16,300	523,556
Platform Specialty Products Corp. (a)	30,533	581,654
Ralph Lauren Corp.	2,400	386,232

Common Stocks	Shares	Value
United States (concluded)
Roper Industries, Inc.	5,040	$672,890
Samsonite International SA	115,200	356,449
Schlumberger Ltd.	2,800	273,000
ServiceNow, Inc. (a)	4,200	251,664
St. Jude Medical, Inc.	6,000	392,340
Strategic Growth Bancorp (Acquired 3/10/14, Cost $247,382) (a)(c)	19,870	247,382
SunPower Corp. (a)(b)	5,663	182,688
Textron, Inc.	6,700	263,243
United Parcel Service, Inc., Class B	5,300	516,114
United Rentals, Inc. (a)	5,915	561,570
US Silica Holdings, Inc.	5,800	221,386
Varian Medical Systems, Inc. (a)(b)	4,500	377,955
Verizon Communications, Inc.	3,668	174,487
Visa, Inc., Class A	2,300	496,478
Whole Foods Market, Inc.	6,700	339,757
WisdomTree Investments, Inc. (a)	35,480	465,498
Yelp, Inc. (a)	3,350	257,716

		23,775,171
Total Common Stocks — 97.9%		50,697,656

Preferred Stocks
United States — 1.5%
Hortonworks, Inc., Series D (Acquired 3/21/14, Cost $459,990) (a)(c)	37,744	459,990
Palantir Technologies, Inc. (Acquired 2/07/14, Cost $138,814) (c)	22,645	138,814
Uber Technologies, Inc. (Acquired 3/20/14, Cost $172,700) (c)(e)	172,700	172,700
Total Preferred Stocks — 1.5%		771,504
Total Long-Term Investments (Cost — $44,993,182) — 99.4%		51,469,160

Short-Term Securities	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.16% (f)(g)(h)	$1,306	1,306,131
Total Short-Term Securities (Cost — $1,306,131) — 2.5%		1,306,131
Total Investments (Cost — $46,299,313*) — 101.9%		52,775,291
Liabilities in Excess of Other Assets — (1.9)%		(974,543)

Net Assets — 100.0%		$51,800,748

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	31

Schedule of Investments (continued)	BlackRock Global Opportunities V.I. Fund

Notes to Schedule of Investments

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$46,558,454

Gross unrealized appreciation	$7,072,534
Gross unrealized depreciation	(855,697)

Net unrealized appreciation	$6,216,837

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted securities as to resale. As of report date, the Fund held restricted securities with a current value of $1,740,148 and an original cost of $1,504,240, which was 3.4% of its net assets.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Convertible security.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

(g)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2013	Net Activity	Shares/Beneficial Interest Held at March 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	329,124	(329,124)	—	$34
BlackRock Liquidity Series, LLC, Money Market Series	$705,575	$600,556	$1,306,131	$4,636

(h)	Represents the current yield as of report date.

•	Forward foreign currency exchange contracts outstanding as of March 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	365,000	USD	412,758	Citibank N.A.	4/22/14	$188
CHF	394,806	USD	439,140	Credit Suisse International	4/22/14	7,528
CHF	41,079	USD	46,197	Deutsche Bank AG	4/22/14	279
CHF	470,000	USD	535,243	Goldman Sachs International	4/22/14	(3,504)
CHF	602,093	USD	681,086	Royal Bank of Scotland PLC	4/22/14	98
CHF	20,257	USD	22,836	The Bank of New York Mellon	4/22/14	82
CHF	660,041	USD	745,740	UBS AG	4/22/14	1,005
DKK	1,036,763	USD	189,165	Bank of America N.A.	4/22/14	2,172
EUR	375,000	USD	517,218	BNP Paribas S.A.	4/22/14	(623)
EUR	169,000	USD	231,138	BNP Paribas S.A.	4/22/14	1,674
EUR	28,098	USD	38,719	Citibank N.A.	4/22/14	(12)
EUR	96,475	USD	131,156	Citibank N.A.	4/22/14	1,747
EUR	480,000	USD	649,640	Citibank N.A.	4/22/14	11,602
EUR	158,016	USD	217,987	Deutsche Bank AG	4/22/14	(306)
EUR	23,000	USD	31,671	Deutsche Bank AG	4/22/14	14
EUR	177,000	USD	246,133	JPMorgan Chase Bank N.A.	4/22/14	(2,300)
EUR	62,257	USD	84,607	Royal Bank of Scotland PLC	4/22/14	1,158
EUR	148,000	USD	204,380	State Street Bank and Trust Co.	4/22/14	(498)
EUR	32,796	USD	44,890	The Bank of New York Mellon	4/22/14	289
EUR	33,507	USD	46,020	UBS AG	4/22/14	139
GBP	65,000	USD	108,644	Bank of America N.A.	4/22/14	(297)
GBP	67,630	USD	112,081	Citibank N.A.	4/22/14	649
GBP	40,000	USD	65,903	Citibank N.A.	4/22/14	772
GBP	76,000	USD	126,342	JPMorgan Chase Bank N.A.	4/22/14	340
GBP	220,000	USD	364,067	JPMorgan Chase Bank N.A.	4/22/14	2,645
GBP	12,625	USD	21,111	The Bank of New York Mellon	4/22/14	(67)
GBP	59,653	USD	99,315	UBS AG	4/22/14	119

32	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock Global Opportunities V.I. Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD	804,000	USD	103,657	BNP Paribas S.A.	4/22/14	$5
HKD	433,000	USD	55,843	Deutsche Bank AG	4/22/14	(15)
HKD	155,203	USD	20,006	UBS AG	4/22/14	5
JPY	43,837,000	USD	433,093	Bank of America N.A.	4/22/14	(8,326)
JPY	39,968,423	USD	391,525	Barclays Bank PLC	4/22/14	(4,244)
JPY	2,315,000	USD	22,618	BNP Paribas S.A.	4/22/14	(186)
JPY	55,964,000	USD	551,995	Goldman Sachs Bank USA	4/22/14	(9,722)
JPY	26,716,000	USD	263,512	JPMorgan Chase Bank N.A.	4/22/14	(4,642)
JPY	34,140,000	USD	332,590	State Street Bank and Trust Co.	4/22/14	(1,784)
JPY	2,615,203	USD	25,694	The Bank of New York Mellon	4/22/14	(354)
JPY	8,404,624	USD	82,052	UBS AG	4/22/14	(614)
NOK	842,000	USD	135,582	Morgan Stanley & Co. International PLC	4/22/14	4,918
SEK	83,466	USD	12,815	UBS AG	4/22/14	76
SGD	322,000	USD	253,134	Deutsche Bank AG	4/22/14	2,851
USD	481,368	CHF	419,690	Barclays Bank PLC	4/22/14	6,547
USD	531,585	CHF	465,000	Credit Suisse International	4/22/14	5,503
USD	787,924	CHF	712,000	Goldman Sachs International	4/22/14	(17,604)
USD	525,519	CHF	465,000	Goldman Sachs International	4/22/14	(563)
USD	384,462	CHF	349,098	UBS AG	4/22/14	(10,492)
USD	385,980	DKK	2,132,308	Bank of America N.A.	4/22/14	(7,542)
USD	146,759	DKK	790,080	Morgan Stanley & Co. International PLC	4/22/14	948
USD	212,036	EUR	156,000	Bank of America N.A.	4/22/14	(2,868)
USD	120,470	EUR	89,000	Bank of America N.A.	4/22/14	(2,136)
USD	221,566	EUR	162,000	BNP Paribas S.A.	4/22/14	(1,603)
USD	461,134	EUR	335,000	BNP Paribas S.A.	4/22/14	(358)
USD	4,392,596	EUR	3,235,000	Deutsche Bank AG	4/22/14	(63,899)
USD	45,936	EUR	34,000	JPMorgan Chase Bank N.A.	4/22/14	(902)
USD	578,448	EUR	423,000	Royal Bank of Scotland PLC	4/22/14	(4,271)
USD	185,933	EUR	135,000	Westpac Banking Corp.	4/22/14	—
USD	19,804	GBP	12,000	Citibank N.A.	4/22/14	(198)
USD	16,673	GBP	10,000	Deutsche Bank AG	4/22/14	5
USD	174,585	GBP	105,000	Goldman Sachs Bank USA	4/22/14	(437)
USD	1,342,331	GBP	817,000	Goldman Sachs International	4/22/14	(19,505)
USD	25,635	HKD	199,000	Citibank N.A.	4/22/14	(23)
USD	63,547	HKD	493,000	Royal Bank of Scotland PLC	4/22/14	(18)
USD	2,780,335	JPY	289,921,000	BNP Paribas S.A.	4/22/14	(28,907)
USD	124,494	JPY	12,732,000	Royal Bank of Scotland PLC	4/22/14	1,125
USD	210,279	JPY	21,435,000	UBS AG	4/22/14	2,581
USD	156,653	NOK	945,000	Credit Suisse International	4/22/14	(1,034)
USD	232,015	NZD	270,000	Bank of America N.A.	4/22/14	(1,881)
USD	223,198	NZD	270,000	JPMorgan Chase Bank N.A.	4/22/14	(10,698)
USD	104,736	SEK	678,000	BNP Paribas S.A.	4/22/14	18
USD	52,507	SEK	339,000	BNP Paribas S.A.	4/22/14	148
USD	211,163	SEK	1,367,000	Citibank N.A.	4/22/14	—
USD	54,830	SEK	358,000	JPMorgan Chase Bank N.A.	4/22/14	(464)
USD	142,530	SEK	924,000	JPMorgan Chase Bank N.A.	4/22/14	(183)
USD	170,263	ZAR	1,851,000	BNP Paribas S.A.	4/22/14	(4,962)
USD	144,841	ZAR	1,577,000	Citibank N.A.	4/22/14	(4,445)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	33

Schedule of Investments (continued)	BlackRock Global Opportunities V.I. Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	176,969	ZAR	1,927,000	UBS AG	4/22/14	$(5,450)
ZAR	3,760,000	USD	342,937	Goldman Sachs International	4/22/14	13,004
Total						$(157,703)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Belgium	—	$733,209	—	$733,209
Canada	$523,817	—	—	523,817
China	505,992	866,808	—	1,372,800
Denmark	165,835	446,216	—	612,051
France	296,484	2,140,693	—	2,437,177
Germany	—	2,722,913	—	2,722,913
Greece	—	399,905	—	399,905
Hong Kong	247,360	356,711	—	604,071
Indonesia	—	754,532	—	754,532
Ireland	2,086,772	526,403	—	2,613,175
Italy	174,387	1,023,026	—	1,197,413
Japan	—	2,620,214	—	2,620,214
Mexico	246,285	—	—	246,285
Netherlands	—	754,728	—	754,728
New Zealand	—	456,875	—	456,875
Nigeria	344,555	—	—	344,555
Norway	—	158,002	—	158,002
Russia	24,350	—	—	24,350
South Africa	—	451,791	—	451,791
South Korea	—	314,188	—	314,188
Spain	—	1,341,291	—	1,341,291
Sweden	—	1,179,671	—	1,179,671
Switzerland	—	1,557,697	—	1,557,697
Taiwan	131,370	—	—	131,370
United Kingdom	2,127,697	978,321	$264,387	3,370,405
United States	23,171,340	356,449	247,382	23,775,171

34	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Schedule of Investments (concluded)	BlackRock Global Opportunities V.I. Fund

	Level 1	Level 2	Level 3	Total
Preferred Stocks	—	—	$771,504	$771,504
Short-Term Securities	—	$1,306,131	—	1,306,131
Total	$30,046,244	$21,445,774	$1,283,273	$52,775,291

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$70,234	—	$70,234
Liabilities:
Foreign currency exchange contracts	—	(227,937)	—	(227,937)
Total	—	$(157,703)	—	$(157,703)

[1] Derivative financial instruments are forward foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$35,162	—	—	$35,162
Liabilities:
Bank overdraft		$(27,824)	—	(27,824)
Collateral on securities loaned at value	—	(1,306,131)	—	(1,306,131)
Total	$35,162	$(1,333,955)	—	$(1,298,793)

As of December 31, 2013, the Fund valued certain equity securities using unadjusted price quotations from an exchange. As of March 31, 2014, the Fund used other observable inputs in determining the value of the same securities. As a result, investments with a beginning of period value of $400,468 transferred from Level 1 to Level 2 in the disclosure hierarchy.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Common Stocks
Assets:
Opening balance, as of September 30, 2013	—
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[1]	$5,071
Purchases	1,278,202
Sales	—
Closing balance, as of March 31, 2014	$1,283,273

Net change in unrealized appreciation/depreciation on investments still held at March 31, 2014[1]	$5,071

[1]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at March 31, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	35

Schedule of Investments March 31, 2014 (Unaudited)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Airlines — 0.4%
American Airlines Group, Inc. (a)		8,528	$312,111
Delta Air Lines, Inc.		6,663	230,873
Southwest Airlines Co.		3,086	72,860

			615,844
Auto Components — 1.3%
The Goodyear Tire & Rubber Co.		82,005	2,142,791
Banks — 0.5%
Citigroup, Inc.		17,860	850,136
Capital Markets — 1.4%
American Capital Ltd. (a)		153,698	2,426,891
Chemicals — 0.5%
Advanced Emissions Solutions, Inc. (a)		1,644	40,344
Huntsman Corp.		33,623	821,074

			861,418
Communications Equipment — 0.3%
Nokia OYJ (a)		69,219	508,067
Diversified Financial Services — 1.9%
Ally Financial, Inc. (a)		379	3,117,275
Diversified Telecommunication Services — 0.0%
Broadview Networks Holdings, Inc. (a)		13,812	51,795
Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)		33,870	—
Hotels, Restaurants & Leisure — 0.0%
Travelport Worldwide Ltd. (a)		53,443	97,533
Insurance — 0.5%
American International Group, Inc.		16,511	825,715
Media — 0.1%
CBS Outdoor Americas, Inc. (a)		370	10,823
Cengage Learning Acquisitions, Inc. (Thomson Learning) (a)		4,279	136,928

			147,751
Paper & Forest Products — 0.8%
Ainsworth Lumber Co. Ltd. (a)		126,098	453,976
Ainsworth Lumber Co. Ltd. (a)		84,634	304,698
Ainsworth Lumber Co. Ltd. (a)		59,550	214,391
NewPage Corp.		3,668	308,112

			1,281,177
Real Estate Investment Trusts (REITs) — 0.1%
Crown Castle International Corp.		3,092	228,128
Trading Companies & Distributors — 0.2%
HD Supply Holdings, Inc. (a)		10,830	283,205
Total Common Stocks — 8.0%			13,437,726

Corporate Bonds	Par (000)
Advertising — 0.1%
Checkout Holding Corp., 0.00%, 11/15/15 (b)(c)	USD	119	101,447

Corporate Bonds	Par (000)		Value
Aerospace & Defense — 0.5%
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18	USD	45	$48,375
7.13%, 3/15/21		210	231,787
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 (b)		100	107,375
Spirit AeroSystems, Inc., 5.25%, 3/15/22 (b)		382	383,910

			771,447
Air Freight & Logistics — 0.0%
CEVA Group PLC, 9.00%, 9/01/21 (b)		75	76,687
Airlines — 1.1%
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (b)		660	683,925
Continental Airlines Pass-Through Certificates, Series 2012-3, Class C, 6.13%, 4/29/18		365	384,619
National Air Cargo Group, Inc.:
12.38%, 8/16/15		146	145,639
12.38%, 8/16/15		144	143,500
Virgin Australia Trust, Series 2013-1C, 7.13%, 10/23/18 (b)		445	459,463

			1,817,146
Auto Components — 1.6%
AA Bond Co. Ltd., 9.50%, 7/31/43	GBP	100	188,380
CTP Transportation Products LLC/CTP Finance, Inc., 8.25%, 12/15/19 (b)	USD	245	263,987
Delphi Corp.:
6.13%, 5/15/21		25	27,813
5.00%, 2/15/23		70	74,200
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17 (b)		24	24,240
4.88%, 3/15/19 (b)		527	536,223
6.00%, 8/01/20 (b)		258	273,480
5.88%, 2/01/22 (b)		267	271,005
IDQ Holdings, Inc., 11.50%, 4/01/17 (b)	USD	215	233,813
Pittsburgh Glass Works LLC, 8.00%, 11/15/18 (b)		100	108,750
Rhino Bondco SpA, 7.25%, 11/15/20	EUR	100	146,720
Schaeffler Holding Finance BV, 6.88% (6.88% Cash or 7.38% PIK), 8/15/18 (d)		160	234,312
Servus Luxembourg Holding SCA, 7.75%, 6/15/18		110	161,787
Titan International, Inc., 6.88%, 10/01/20 (b)	USD	165	174,900

			2,719,610
Automobiles — 0.8%
General Motors Co.:
4.88%, 10/02/23 (b)		35	35,875
6.25%, 10/02/43 (b)		460	497,950
Jaguar Land Rover Automotive PLC:
8.25%, 3/15/20	GBP	248	469,266
5.00%, 2/15/22		145	245,653
5.63%, 2/01/23 (b)	USD	150	156,375

			1,405,119
Banks — 0.4%
CIT Group, Inc.: 5.25%, 3/15/18		310	333,250

Portfolio Abbreviations
CAD Canadian Dollar	GBP British Pound	PIK Payment-in-kind
EUR Euro	OTC Over-the-counter	USD US Dollar
FKA Formerly Known As

36	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Banks (concluded)
6.63%, 4/01/18 (b)	USD	55	$61,531
5.50%, 2/15/19 (b)		202	217,655

			612,436
Biotechnology — 0.2%
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22 (b)		200	204,500
Healthcare Technology Intermediate, Inc., 7.38% (7.38% Cash or 8.13% PIK), 9/01/18 (b)(d)		133	135,660

			340,160
Building Products — 1.6%
Builders FirstSource, Inc., 7.63%, 6/01/21 (b)		209	226,243
Building Materials Corp. of America:
7.00%, 2/15/20 (b)		160	171,600
6.75%, 5/01/21 (b)		245	265,825
Buzzi Unicem SpA, 6.25%, 9/28/18	EUR	100	155,534
CPG Merger Sub LLC, 8.00%, 10/01/21 (b)	USD	330	354,750
Ply Gem Industries, Inc., 6.50%, 2/01/22 (b)		275	277,750
The Ryland Group, Inc., 6.63%, 5/01/20		135	146,813
Spie BondCo 3 SCA, 11.00%, 8/15/19	EUR	156	245,540
USG Corp.:
9.75%, 1/15/18	USD	393	474,547
5.88%, 11/01/21 (b)		380	404,700

			2,723,302
Capital Markets — 0.3%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., 6.00%, 10/15/21		109	113,087
E*Trade Financial Corp.:
0.00%, 8/31/19 (b)(c)(e)		172	382,915
Series A, 0.00%, 8/31/19 (c)(e)		3	6,679

			502,681
Chemicals — 2.3%
Ashland, Inc., 3.88%, 4/15/18		105	108,413
Axiall Corp., 4.88%, 5/15/23 (b)		37	36,306
Celanese US Holdings LLC, 4.63%, 11/15/22		85	83,725
Chemtura Corp., 5.75%, 7/15/21		91	94,413
GCS Holdco Finance I SA, 6.50%, 11/15/18	EUR	100	146,204
Huntsman International LLC:
8.63%, 3/15/20	USD	25	27,437
4.88%, 11/15/20		198	199,237
8.63%, 3/15/21		190	212,800
5.13%, 4/15/21	EUR	100	142,450
INEOS Finance PLC:
8.38%, 2/15/19 (b)	USD	380	419,900
7.50%, 5/01/20 (b)		105	115,237
INEOS Group Holdings SA:
6.50%, 8/15/18	EUR	200	289,330
5.88%, 2/01/19 (b)	USD	200	204,250
5.75%, 2/15/19	EUR	165	232,969
Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.38%, 3/01/18	USD	45	45,450
Nufarm Australia Ltd., 6.38%, 10/15/19 (b)		120	124,200
Orion Engineered Carbons Bondco GmbH, 9.63%, 6/15/18 (b)		200	217,000
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20		90	90,225
PolyOne Corp.:
7.38%, 9/15/20		100	109,500
5.25%, 3/15/23		84	84,420
Rain CII Carbon LLC/CII Carbon Corp., 8.25%, 1/15/21 (b)		200	206,000
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		277	286,003
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 8.75%, 2/01/19		65	69,794

Corporate Bonds	Par (000)		Value
Chemicals (concluded)
U.S. Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV, 7.38%, 5/01/21 (b)	USD	343	$373,013

			3,918,276
Commercial Services & Supplies — 4.8%
ACCO Brands Corp., 6.75%, 4/30/20		22	22,578
ADS Waste Holdings, Inc., 8.25%, 10/01/20		92	100,050
Algeco Scotsman Global Finance PLC, 9.00%, 10/15/18	EUR	120	180,227
Avis Budget Car Rental LLC/Avis Budget
Finance, Inc., 2.99%, 12/01/17 (b)(f)	USD	61	61,534
Bilbao Luxembourg SA, 10.50% (10.50% Cash or 11.25% PIK), 12/01/18 (d)	EUR	100	142,588
Ceridian Corp.:
11.25%, 11/15/15	USD	65	65,487
8.88%, 7/15/19 (b)		1,076	1,221,260
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (b)		519	598,147
Covanta Holding Corp.:
6.38%, 10/01/22		105	111,563
5.88%, 3/01/24		117	118,847
Garda World Security Corp., 7.25%, 11/15/21 (b)		65	69,387
HD Supply, Inc.:
8.13%, 4/15/19		788	878,620
11.00%, 4/15/20		1,106	1,313,375
7.50%, 7/15/20		727	793,339
The Hertz Corp.:
4.25%, 4/01/18		91	93,730
6.75%, 4/15/19		80	85,700
7.38%, 1/15/21		210	231,000
Igloo Holdings Corp., 8.25% (8.25% Cash or 9.00% PIK), 12/15/17 (b)(d)		162	165,847
IVS F. SpA, 7.13%, 4/01/20	EUR	115	168,915
Laureate Education, Inc., 9.25%, 9/01/19 (b)	USD	400	426,000
Mobile Mini, Inc., 7.88%, 12/01/20		155	172,244
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)		200	213,000
Tervita Corp.:
10.88%, 2/15/18 (b)		59	59,295
8.00%, 11/15/18 (b)		50	50,500
TransUnion LLC/TransUnion Financing Corp., 11.38%, 6/15/18		33	35,475
Univeg Holding BV, 7.88%, 11/15/20	EUR	100	143,276
Verisure Holding AB:
8.75%, 9/01/18		100	149,820
Series B, 8.75%, 12/01/18		100	149,856
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (b)	USD	227	242,890

			8,064,550
Communications Equipment — 0.6%
Alcatel-Lucent USA, Inc.:
4.63%, 7/01/17 (b)		200	205,500
6.75%, 11/15/20 (b)		235	248,513
6.45%, 3/15/29		298	284,590
Nokia Oyj, 5.00%, 10/26/17 (e)	EUR	100	303,085

			1,041,688
Computer Services — 0.3%
SunGard Data Systems, Inc.:
7.38%, 11/15/18	USD	210	222,600
6.63%, 11/01/19		215	227,363

			449,963
Construction & Engineering — 1.2%
Aguila 3 SA, 7.88%, 1/31/18 (b)		550	584,375

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	37

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Construction & Engineering (concluded)
Aldesa Financial Services SA, 7.25%, 4/01/21	EUR	100	$139,488
Astaldi SpA, 7.13%, 12/01/20		200	295,563
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (b)	USD	272	288,320
Modular Space Corp., 10.25%, 1/31/19 (b)		641	666,640

			1,974,386
Construction Materials — 0.1%
Cemex Finance LLC, 6.00%, 4/01/24 (b)		200	200,500
Containers & Packaging — 2.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
7.38%, 10/15/17	EUR	100	146,376
6.25%, 1/31/19 (b)	USD	200	209,000
Berry Plastics Corp., 9.75%, 1/15/21		70	81,287
Beverage Packaging Holdings Luxembourg II SA:
5.63%, 12/15/16 (b)		261	267,525
6.00%, 6/15/17 (b)		218	225,630
Crown Americas LLC/Crown Americas Capital Corp.:
III, 6.25%, 2/01/21		183	198,097
IV, 4.50%, 1/15/23		90	85,950
Greif, Inc., 7.75%, 8/01/19		69	79,005
OI European Group BV, 4.88%, 3/31/21	EUR	107	157,918
Pactiv LLC, 7.95%, 12/15/25	USD	200	205,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
7.13%, 4/15/19		125	132,187
9.00%, 4/15/19		200	214,000
7.88%, 8/15/19		920	1,013,150
9.88%, 8/15/19		200	223,500
5.75%, 10/15/20		453	474,517
6.88%, 2/15/21		145	156,600
8.25%, 2/15/21		300	327,375
Tekni-Plex, Inc., 9.75%, 6/01/19 (b)		72	81,720

			4,279,337
Distributors — 0.0%
VWR Funding, Inc., 7.25%, 9/15/17		25	26,875
Diversified Financial Services — 2.1%
Ally Financial, Inc.:
8.00%, 3/15/20		398	479,590
7.50%, 9/15/20		25	29,719
8.00%, 11/01/31 (g)		1,093	1,347,123
8.00%, 11/01/31		291	355,020
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., 7.75%, 2/15/18 (b)		125	133,750
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Series 2012-1, Class A, 5.13%, 11/30/24 (b)		516	535,587
General Motors Financial Co., Inc.:
6.75%, 6/01/18		183	208,620
4.25%, 5/15/23		171	168,863
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (b)		200	210,000
Springleaf Finance Corp.:
7.75%, 10/01/21		17	18,828
8.25%, 10/01/23		32	35,680

			3,522,780
Diversified Telecommunication Services — 3.8%
Avaya, Inc., 7.00%, 4/01/19 (b)		100	99,250
Broadview Networks Holdings, Inc., 10.50%, 11/15/17		213	211,437
CenturyLink, Inc., 5.63%, 4/01/20		169	177,661

Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services (concluded)
CommScope Holding Co., Inc., 6.63% (6.63% Cash or 7.38% PIK), 6/01/20 (b)(d)	USD	245	$259,087
Consolidated Communications Finance Co., 10.88%, 6/01/20		175	203,437
Intelsat Jackson Holdings SA, 5.50%, 8/01/23 (b)		140	137,200
Intelsat Luxembourg SA, 6.75%, 6/01/18 (b)		335	354,263
Level 3 Communications, Inc., 8.88%, 6/01/19		170	186,787
Level 3 Financing, Inc.:
8.13%, 7/01/19		538	590,455
7.00%, 6/01/20		221	239,509
8.63%, 7/15/20		235	263,494
6.13%, 1/15/21 (b)		315	332,325
Telecom Italia Finance SA, 6.13%, 11/15/16 (e)	EUR	200	324,025
Telecom Italia SpA:
6.38%, 6/24/19	GBP	150	268,656
4.88%, 9/25/20	EUR	100	145,015
4.50%, 1/25/21		145	205,491
5.88%, 5/19/23	GBP	200	338,052
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22	EUR	200	301,707
6.75%, 8/15/24		210	319,685
TW Telecom Holdings, Inc., 5.38%, 10/01/22	USD	105	107,100
Verizon Communications, Inc., 5.15%, 9/15/23		725	793,381
VTR Finance BV, 6.88%, 1/15/24 (b)		200	208,000
Windstream Corp.:
7.75%, 10/15/20		115	123,337
7.75%, 10/01/21		95	102,125

			6,291,479
Electric Utilities — 0.7%
CE Energy AS, 7.00%, 2/01/21	EUR	100	143,393
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 12.25%, 3/01/22 (b)	USD	655	772,900
FPL Energy National Wind Portfolio LLC, 6.13%, 3/25/19 (b)		85	82,721
Texas Competitive Electric Holdings Co. LLC, 11.25% (10.50% Cash or 11.25% PIK), 11/01/16 (d)		6,580	148,050

			1,147,064
Electrical Equipment — 0.3%
General Cable Corp., 6.50%, 10/01/22 (b)		270	274,050
GrafTech International Ltd., 6.38%, 11/15/20		103	106,090
Trionista Holdco GmbH, 5.00%, 4/30/20	EUR	105	151,250

			531,390
Electronic Equipment, Instruments & Components — 0.1%
Belden, Inc., 5.50%, 4/15/23		100	141,003
Energy Equipment & Services — 1.7%
Atwood Oceanics, Inc., 6.50%, 2/01/20	USD	247	265,525
CGG SA, 7.75%, 5/15/17		390	395,850
Gulfmark Offshore, Inc., 6.38%, 3/15/22		80	82,800
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20		102	106,590
Key Energy Services, Inc., 6.75%, 3/01/21		75	78,844
Oil States International, Inc.:
6.50%, 6/01/19		341	358,903
5.13%, 1/15/23		58	64,960
Pacific Drilling SA, 5.38%, 6/01/20 (b)		210	208,425
Parker Drilling Co.:
7.50%, 8/01/20		195	207,675
6.75%, 7/15/22 (b)		75	77,250
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (b)		300	321,750

38	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Energy Equipment & Services (concluded)
Pioneer Energy Services Corp., 6.13%, 3/15/22 (b)	USD	230	$234,025
Seadrill Ltd., 6.13%, 9/15/17 (b)		474	494,145

			2,896,742
Food & Staples Retailing — 0.6%
Brakes Capital, 7.13%, 12/15/18	GBP	100	170,048
Co-operative Group Holdings, 6.88%, 7/08/20 (h)		100	171,714
Findus Bondco SA:
9.13%, 7/01/18	EUR	100	150,377
9.50%, 7/01/18	GBP	100	181,718
Rite Aid Corp.:
9.25%, 3/15/20	USD	100	114,125
6.75%, 6/15/21		123	133,147

			921,129
Food Products — 0.8%
Bakkavor Finance 2 PLC:
8.25%, 2/15/18	GBP	205	364,833
8.75%, 6/15/20		100	185,886
Hawk Acquisition Sub, Inc., 4.25%, 10/15/20 (b)	USD	7	6,886
JBS Investments GmbH, 7.75%, 10/28/20 (b)		200	210,750
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.88%, 5/01/21		203	198,433
Smithfield Foods, Inc.:
5.25%, 8/01/18 (b)		263	273,191
5.88%, 8/01/21 (b)		61	63,287
TreeHouse Foods, Inc., 4.88%, 3/15/22		73	73,456

			1,376,722
Health Care Equipment & Supplies — 1.1%
Alere, Inc.:
7.25%, 7/01/18		205	225,500
8.63%, 10/01/18		146	156,585
6.50%, 6/15/20		48	50,400
Biomet, Inc.:
6.50%, 8/01/20		186	200,322
6.50%, 10/01/20		167	177,437
ConvaTec Healthcare E SA, 10.50%, 12/15/18 (b)		200	222,500
DJO Finance LLC/DJO Finance Corp., 8.75%, 3/15/18		114	123,975
Hologic, Inc., 6.25%, 8/01/20		254	268,605
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/01/19		233	270,863
Ontex IV SA, 9.00%, 4/15/19	EUR	100	149,933

			1,846,120
Health Care Providers & Services — 2.9%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., 7.75%, 2/15/19	USD	235	253,800
Catamaran Corp., 4.75%, 3/15/21		171	173,351
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		41	43,050
5.13%, 8/01/21 (b)		88	90,200
6.88%, 2/01/22 (b)		385	402,325
Fresenius Medical Care US Finance, Inc., 6.88%, 7/15/17		230	259,900
HCA, Inc.:
3.75%, 3/15/19		306	307,147
6.50%, 2/15/20		369	413,280
5.88%, 3/15/22		145	156,237
5.88%, 5/01/23		53	54,524
Kindred Healthcare, Inc., 6.38%, 4/15/22 (b)		70	70,175
MPH Acquisition Holdings LLC, 6.63%, 4/01/22 (b)		90	92,363

Corporate Bonds	Par (000)		Value
Health Care Providers & Services (concluded)
Priory Group No. 3 PLC, 7.00%, 2/15/18	GBP	194	$341,213
Symbion, Inc., 8.00%, 6/15/16	USD	180	189,000
Teleflex, Inc., 6.88%, 6/01/19		155	165,269
Tenet Healthcare Corp.:
6.25%, 11/01/18		301	332,041
5.00%, 3/01/19 (b)		146	145,817
8.00%, 8/01/20		266	290,605
6.00%, 10/01/20 (b)		120	128,400
4.50%, 4/01/21		228	222,870
4.38%, 10/01/21		42	40,530
8.13%, 4/01/22		250	279,375
Truven Health Analytics, Inc., 10.63%, 6/01/20		180	204,300
Voyage Care BondCo PLC, 6.50%, 8/01/18	GBP	100	174,216

			4,829,988
Health Care Technology — 0.4%
IMS Health, Inc.:
12.50%, 3/01/18 (b)	USD	550	627,000
6.00%, 11/01/20 (b)		56	58,940

			685,940
Hotels, Restaurants & Leisure — 3.0%
ARAMARK Corp., 5.75%, 3/15/20		237	250,331
Brunswick Corp., 4.63%, 5/15/21 (b)		140	136,850
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	305	439,094
Diamond Resorts Corp., 12.00%, 8/15/18	USD	436	476,875
Gala Group Finance PLC, 8.88%, 9/01/18	GBP	200	356,768
Gamenet SpA, 7.25%, 8/01/18	EUR	100	142,588
Greektown Holdings LLC/Greektown Mothership Corp., 8.88%, 3/15/19 (b)	USD	245	252,963
Intralot Finance Luxembourg SA, 9.75%, 8/15/18	EUR	215	334,761
Isle of Capri Casinos, Inc.:
7.75%, 3/15/19	USD	15	16,106
5.88%, 3/15/21		67	68,005
MGM Resorts International:
7.50%, 6/01/16		32	35,640
7.63%, 1/15/17		41	46,791
8.63%, 2/01/19		10	11,975
6.75%, 10/01/20		32	35,480
6.63%, 12/15/21		30	33,000
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)		340	352,750
PNK Finance Corp., 6.38%, 8/01/21 (b)		106	110,240
Six Flags Entertainment Corp., 5.25%, 1/15/21 (b)		261	262,957
Snai SpA, 7.63%, 6/15/18	EUR	100	146,399
Station Casinos LLC, 7.50%, 3/01/21	USD	233	251,931
Sterling Entertainment Enterprises LLC, 9.75%, 11/25/19		475	484,500
Travelport LLC/Travelport Holdings, Inc.:
6.36%, 3/01/16 (b)(f)		73	74,014
13.88% (11.34% Cash or 13.88% PIK), 3/01/16 (b)(d)		436	460,327
11.88%, 9/01/16 (b)		16	16,518
Waterford Gaming LLC/Waterford Gaming Financial Corp., 8.63%, 9/15/14 (b)		200	11,992
Wynn Macau Ltd., 5.25%, 10/15/21 (b)		205	208,587

			5,017,442
Household Durables — 2.0%
Allegion US Holding Co., Inc., 5.75%, 10/01/21 (b)		179	188,397
Beazer Homes USA, Inc.:
6.63%, 4/15/18		210	225,750
7.50%, 9/15/21		216	232,200

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	39

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Household Durables (concluded)
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (b)	USD	225	$239,625
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (b)		98	101,185
D.R. Horton, Inc., 4.38%, 9/15/22		75	73,500
Jarden Corp., 7.50%, 5/01/17		75	86,344
K. Hovnanian Enterprises, Inc.:
7.00%, 1/15/19 (b)		38	38,950
7.25%, 10/15/20 (b)		268	290,780
9.13%, 11/15/20 (b)		40	44,900
KB Home:
4.75%, 5/15/19		204	205,530
7.00%, 12/15/21		157	168,971
7.50%, 9/15/22		56	61,320
Lennar Corp., 4.50%, 6/15/19		44	44,770
Magnolia BC SA, 9.00%, 8/01/20	EUR	200	288,619
PulteGroup, Inc., 6.38%, 5/15/33	USD	30	29,400
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19		465	512,663
Standard Pacific Corp., 8.38%, 1/15/21		250	295,625
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23		84	83,580
William Lyon Homes, Inc., 8.50%, 11/15/20		110	122,375

			3,334,484
Household Products — 0.2%
Libbey Glass, Inc., 6.88%, 5/15/20		45	49,163
Spectrum Brands, Inc., 6.38%, 11/15/20		265	286,863

			336,026
Independent Power and Renewable Electricity Producers — 0.7%
Calpine Corp.:
7.50%, 2/15/21 (b)		29	31,683
6.00%, 1/15/22 (b)		76	79,800
5.88%, 1/15/24 (b)		225	228,375
Mirant Mid-Atlantic Pass-Through Trust:
Series B, 9.13%, 6/30/17		124	132,268
Series C, 10.06%, 12/30/28		102	113,810
NRG Energy, Inc.:
7.63%, 1/15/18		232	260,420
8.25%, 9/01/20		235	257,913
7.88%, 5/15/21		60	66,000
6.63%, 3/15/23		24	24,900

			1,195,169
Insurance — 0.5%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (b)		266	284,620
CNO Financial Group, Inc., 6.38%, 10/01/20 (b)		95	101,175
Galaxy Bidco Ltd., 6.38%, 11/15/20	GBP	100	171,882
Hockey Merger Sub 2, Inc., 7.88%, 10/01/21 (b)	USD	81	86,467
MGIC Investment Corp., 2.00%, 4/01/20 (e)		26	36,579
Radian Group, Inc.:
3.00%, 11/15/17 (e)		31	45,957
2.25%, 3/01/19 (e)		72	110,025

			836,705
Internet Software & Services — 0.7%
Adria Bidco BV, 7.88%, 11/15/20	EUR	100	142,588
IAC/InterActiveCorp., 4.88%, 11/30/18	USD	117	122,119
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		315	345,713
10.13%, 7/01/20		497	576,520

			1,186,940

Corporate Bonds	Par (000)		Value
IT Services — 0.3%
APX Group, Inc.:
6.38%, 12/01/19	USD	173	$176,460
8.75%, 12/01/20		239	243,183

			419,643
Life Sciences Tools & Services — 0.4%
Jaguar Holding Co. I, 9.38% (9.38% Cash or 10.13% PIK), 10/15/17 (b)(d)		241	253,351
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (b)		320	356,000

			609,351
Machinery — 0.6%
Amsted Industries, Inc., 5.00%, 3/15/22 (b)		179	179,895
CNH Industrial Finance Europe SA, 3.00%, 3/18/19	EUR	205	280,460
DH Services Luxembourg S.a.r.l, 7.75%, 12/15/20 (b)	USD	51	54,443
Jurassic Holdings III, Inc., 6.88%, 2/15/21 (b)		112	115,360
The Manitowoc Co., Inc., 5.88%, 10/15/22		185	197,025
Terex Corp., 6.00%, 5/15/21		190	203,300

			1,030,483
Marine — 0.3%
Global Ship Lease, Inc., 10.00%, 4/01/19 (b)		495	511,087
Media — 5.6%
AMC Networks, Inc.:
7.75%, 7/15/21		225	253,687
4.75%, 12/15/22		58	57,710
Cablevision Systems Corp., 5.88%, 9/15/22		275	280,500
Catalina Marketing Corp., 11.63%, 10/01/17 (b)(h)		268	279,825
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25%, 2/15/22 (b)		54	55,350
5.63%, 2/15/24 (b)		44	45,100
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22		230	227,125
5.13%, 2/15/23		210	202,125
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21 (b)		220	217,800
Clear Channel Communications, Inc.:
9.00%, 12/15/19		191	200,550
9.00%, 3/01/21		455	474,906
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22		241	255,761
Series B, 7.63%, 3/15/20		183	197,640
Series B, 6.50%, 11/15/22		417	445,669
DISH DBS Corp.:
4.25%, 4/01/18		245	255,719
5.13%, 5/01/20		276	287,730
5.88%, 7/15/22		335	357,613
5.00%, 3/15/23		35	35,263
DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (b)		80	86,600
Gannett Co., Inc.:
5.13%, 10/15/19 (b)		88	92,070
5.13%, 7/15/20 (b)		57	58,567
6.38%, 10/15/23 (b)		93	98,696
Gray Television, Inc., 7.50%, 10/01/20		185	200,725
Harron Communications LP/Harron Finance Corp., 9.13%, 4/01/20 (b)		170	192,100
Lamar Media Corp.:
5.00%, 5/01/23		87	87,000
5.38%, 1/15/24 (b)		108	110,700
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (b)		69	75,469

40	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (concluded)
MDC Partners, Inc., 6.75%, 4/01/20 (b)	USD	265	$278,913
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (b)		125	130,000
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		213	225,780
Nexstar Broadcasting, Inc., 6.88%, 11/15/20		92	98,900
Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/01/20		210	211,575
ProQuest LLC/ProQuest Notes Co., 9.00%, 10/15/18 (b)		82	86,510
Radio One, Inc., 9.25%, 2/15/20 (b)		203	215,180
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (b)		130	137,475
Regal Entertainment Group, 5.75%, 2/01/25		48	46,920
Sirius XM Holdings, Inc.:
5.25%, 8/15/22 (b)		38	39,140
4.63%, 5/15/23 (b)		87	81,997
Unitymedia Hessen GmbH & Co. KG, 7.50%, 3/15/19		680	737,800
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (b)		200	204,000
Univision Communications, Inc.:
8.50%, 5/15/21 (b)		295	326,713
6.75%, 9/15/22 (b)		42	46,463
5.13%, 5/15/23 (b)		144	147,240
Virgin Media Secured Finance PLC, 6.00%, 4/15/21	GBP	540	952,020
Ziggo Bond Co. BV, 8.00%, 5/15/18	EUR	230	336,665

			9,435,291
Metals & Mining — 3.2%
ArcelorMittal:
4.25%, 2/25/15	USD	108	110,295
6.13%, 6/01/18		603	661,039
Eco-Bat Finance PLC, 7.75%, 2/15/17	EUR	130	185,901
First Quantum Minerals Ltd., 6.75%, 2/15/20 (b)	USD	182	184,275
FMG Resources August 2006 Property Ltd., 6.00%, 4/01/17 (b)		275	289,437
Global Brass & Copper, Inc., 9.50%, 6/01/19		155	179,025
Kaiser Aluminum Corp., 8.25%, 6/01/20		115	129,663
Newmont Mining Corp., 1.25%, 7/15/14 (e)		195	195,244
Novelis, Inc., 8.75%, 12/15/20		1,053	1,176,727
Ryerson, Inc./Joseph T. Ryerson & Son, Inc., 9.00%, 10/15/17		150	161,813
S&B Minerals Finance SCA, 9.25%, 8/15/20	EUR	120	185,570
Steel Dynamics, Inc.:
6.38%, 8/15/22	USD	125	135,937
5.25%, 4/15/23		108	109,890
Taseko Mines Ltd., 7.75%, 4/15/19		250	255,000
ThyssenKrupp AG, 3.13%, 10/25/19	EUR	205	283,950
Vedanta Resources PLC, 8.25%, 6/07/21 (b)	USD	200	212,000
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (b)		805	863,363

			5,319,129
Oil, Gas & Consumable Fuels — 10.1%
Access Midstream Partners LP/ACMP Finance Corp.:
6.13%, 7/15/22		225	242,156
4.88%, 5/15/23		97	97,727
4.88%, 3/15/24		172	171,570
Alpha Natural Resources, Inc.:
3.75%, 12/15/17 (e)		318	266,723
6.25%, 6/01/21		49	36,873
Antero Resources Finance Corp.:
6.00%, 12/01/20		50	53,187
5.38%, 11/01/21 (b)		200	203,000

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Arch Coal, Inc.:
7.00%, 6/15/19	USD	156	$120,510
7.25%, 10/01/20		66	50,490
7.25%, 6/15/21		48	36,240
Athlon Holdings LP/Athlon Finance Corp., 7.38%, 4/15/21 (b)		143	152,295
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 5.88%, 8/01/23		104	102,700
Aurora USA Oil & Gas, Inc.:
9.88%, 2/15/17 (b)		162	178,605
7.50%, 4/01/20 (b)		237	261,293
Berry Petroleum Co. LLC:
6.75%, 11/01/20		35	36,925
6.38%, 9/15/22		73	75,555
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		242	258,335
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		120	126,000
Carrizo Oil & Gas, Inc.:
8.63%, 10/15/18		100	107,250
7.50%, 9/15/20		102	112,200
Chaparral Energy, Inc., 7.63%, 11/15/22		115	124,487
Chesapeake Energy Corp.:
6.63%, 8/15/20		265	297,463
6.88%, 11/15/20		90	102,150
6.13%, 2/15/21		138	150,420
5.75%, 3/15/23		275	291,156
Chesapeake Midstream Partners LP/CHKM Finance Corp., 5.88%, 4/15/21		218	232,170
Concho Resources, Inc.:
6.50%, 1/15/22		210	228,900
5.50%, 10/01/22		188	195,990
5.50%, 4/01/23		95	98,800
CONSOL Energy, Inc., 8.25%, 4/01/20		65	70,606
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.13%, 3/01/22 (b)		122	127,490
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (b)		253	268,180
Denbury Resources, Inc., 4.63%, 7/15/23		115	106,950
Diamondback Energy, Inc., 7.63%, 10/01/21 (b)		217	234,360
Drill Rigs Holdings, Inc., 6.50%, 10/01/17 (b)		373	388,853
El Paso Corp., 7.25%, 6/01/18		110	125,135
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		100	108,750
7.75%, 6/15/19		123	131,917
EP Energy LLC/EP Energy Finance, Inc., 9.38%, 5/01/20		100	115,625
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		75	81,000
EXCO Resources, Inc., 7.50%, 9/15/18		150	150,750
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21		27	27,945
Halcon Resources Corp.:
9.75%, 7/15/20 (b)		32	34,400
8.88%, 5/15/21		224	232,400
Hiland Partners LP/Hiland Partners Finance Corp., 7.25%, 10/01/20 (b)		43	46,763
Hilcorp Energy I LP/Hilcorp Finance Co., 7.63%, 4/15/21 (b)		185	202,575
IVG Finance BV, 1.75%, 3/29/17 (e)	EUR	100	111,590
Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.75%, 4/01/22 (b)	USD	110	112,063
Kinder Morgan, Inc., 5.00%, 2/15/21 (b)		154	154,218
Kodiak Oil & Gas Corp.:
8.13%, 12/01/19		257	284,949
5.50%, 2/01/22		101	103,399

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	41

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Laredo Petroleum, Inc.:
9.50%, 2/15/19	USD	245	$270,419
7.38%, 5/01/22		256	284,160
Legacy Reserves LP/Legacy Reserves Finance Corp., 6.63%, 12/01/21		78	77,805
Linn Energy LLC/Linn Energy Finance Corp.:
7.25%, 11/01/19 (b)		189	197,033
8.63%, 4/15/20		316	343,255
7.75%, 2/01/21		55	59,125
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
6.25%, 6/15/22		229	247,320
4.50%, 7/15/23		263	253,137
MEG Energy Corp.:
6.50%, 3/15/21 (b)		20	21,050
7.00%, 3/31/24 (b)		440	465,300
Memorial Production Partners LP/Memorial Production Finance Corp., 7.63%, 5/01/21		104	109,720
Newfield Exploration Co., 5.63%, 7/01/24		84	87,150
Northern Oil and Gas, Inc., 8.00%, 6/01/20		141	149,813
Oasis Petroleum, Inc.:
7.25%, 2/01/19		120	128,400
6.50%, 11/01/21		100	107,500
6.88%, 3/15/22 (b)		128	138,560
6.88%, 1/15/23		85	92,225
Offshore Group Investment Ltd., 7.50%, 11/01/19		574	611,310
Parsley Energy LLC/Parsley Finance Corp., 7.50%, 2/15/22 (b)		152	160,360
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20		47	50,995
Peabody Energy Corp.:
6.00%, 11/15/18		106	111,167
6.50%, 9/15/20		100	103,250
6.25%, 11/15/21		151	151,377
7.88%, 11/01/26		225	230,625
4.75%, 12/15/66 (e)		152	122,930
Penn Virginia Corp., 8.50%, 5/01/20		60	66,750
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., 8.38%, 6/01/20		186	208,785
Precision Drilling Corp., 6.63%, 11/15/20		40	42,800
QEP Resources, Inc.:
5.38%, 10/01/22		171	171,855
5.25%, 5/01/23		91	90,545
Range Resources Corp.:
6.75%, 8/01/20		52	56,160
5.75%, 6/01/21		12	12,855
5.00%, 8/15/22		37	37,740
5.00%, 3/15/23		88	89,100
Regency Energy Partners LP/Regency Energy Finance Corp.:
5.75%, 9/01/20		75	78,000
4.50%, 11/01/23		307	285,510
RKI Exploration & Production LLC/RKI Finance Corp., 8.50%, 8/01/21 (b)		46	49,680
Rosetta Resources, Inc.:
5.63%, 5/01/21		177	180,983
5.88%, 6/01/22		211	215,747
Sabine Pass Liquefaction LLC, 5.63%, 4/15/23		179	178,105
Sabine Pass LNG LP, 7.50%, 11/30/16		285	314,925
SandRidge Energy, Inc.:
8.75%, 1/15/20		218	234,895
7.50%, 3/15/21		25	26,688
7.50%, 2/15/23		80	84,800

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Seven Generations Energy Ltd., 8.25%, 5/15/20 (b)	USD	602	$659,190
SM Energy Co.:
6.63%, 2/15/19		177	189,390
6.50%, 11/15/21		225	243,000
6.50%, 1/01/23		53	56,577
5.00%, 1/15/24 (b)		200	194,500
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21 (b)		137	146,590
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20		43	44,935
Ultra Petroleum Corp., 5.75%, 12/15/18 (b)		262	275,100
Vanguard Natural Resources LLC/VNR Finance Corp., 7.88%, 4/01/20		140	150,850
Whiting Petroleum Corp.:
6.50%, 10/01/18		75	78,937
5.00%, 3/15/19		258	272,835

			16,942,901
Paper & Forest Products — 0.8%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (b)		247	263,673
Cascades, Inc., 7.75%, 12/15/17		225	234,563
Clearwater Paper Corp., 4.50%, 2/01/23		131	126,087
Metsa Board OYJ, 4.00%, 3/13/19	EUR	100	137,835
NewPage Corp., 11.38%, 12/31/14 (a)(i)	USD	846	—
PH Glatfelter Co., 5.38%, 10/15/20		115	118,450
Sappi Papier Holding GmbH:
8.38%, 6/15/19 (b)		200	222,000
6.63%, 4/15/21 (b)		75	77,813
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (b)		140	148,400

			1,328,821
Pharmaceuticals — 1.5%
Capsugel SA, 7.00% (7.00% Cash or 7.75% PIK), 5/15/19 (b)(d)		75	77,250
Catalent Pharma Solutions, Inc., 7.88%, 10/15/18		111	112,804
Endo Finance LLC, 5.75%, 1/15/22 (b)		170	174,250
Endo Health Solutions, Inc., 7.25%, 1/15/22		51	55,207
Forest Laboratories, Inc.:
4.38%, 2/01/19 (b)		222	233,655
5.00%, 12/15/21 (b)		165	174,487
Omnicare, Inc., 3.75%, 4/01/42 (e)		152	228,285
Par Pharmaceutical Cos., Inc., 7.38%, 10/15/20		192	207,840
Pinnacle Merger Sub, Inc., 9.50%, 10/01/23 (b)		68	74,885
Salix Pharmaceuticals Ltd., 6.00%, 1/15/21 (b)		71	75,793
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (b)		575	632,500
6.38%, 10/15/20 (b)		104	112,320
7.50%, 7/15/21 (b)		71	79,875
5.63%, 12/01/21 (b)		277	290,850
7.25%, 7/15/22 (b)		55	60,775

			2,590,776
Professional Services — 0.2%
TMF Group Holding BV, 9.88%, 12/01/19	EUR	200	307,906
Real Estate Investment Trusts (REITs) — 0.7%
DuPont Fabros Technology LP, 5.88%, 9/15/21	USD	30	31,725
Felcor Lodging LP:
6.75%, 6/01/19		95	102,006
5.63%, 3/01/23		94	95,175
The Geo Group, Inc., 5.88%, 1/15/22		155	159,263

42	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Real Estate Investment Trusts (REITs) (concluded)
GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/01/18 (b)	USD	92	$94,415
Host Hotels & Resorts LP, 2.50%, 10/15/29 (b)(e)		60	93,863
iStar Financial, Inc.:
3.00%, 11/15/16 (e)		336	474,390
4.88%, 7/01/18		140	143,500

			1,194,337
Real Estate Management & Development — 1.1%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 2/15/21 (b)		122	122,000
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (b)		150	168,375
The Howard Hughes Corp., 6.88%, 10/01/21 (b)		139	150,120
Realogy Group LLC:
7.88%, 2/15/19 (b)		322	347,357
7.63%, 1/15/20 (b)		106	117,925
9.00%, 1/15/20 (b)		117	133,673
Realogy Group LLC/The Sunshine Group Florida Ltd., 3.38%, 5/01/16 (b)		262	263,310
RPG Byty Sro, 6.75%, 5/01/20	EUR	100	140,521
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (b)	USD	139	140,390
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/14 (a)(i)		95	—
The Unique Pub Finance Co. PLC, 6.54%, 3/30/21	GBP	189	332,024

			1,915,695
Road & Rail — 0.1%
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (b)		99	100,485
Semiconductors & Semiconductor Equipment — 0.5%
Advanced Micro Devices, Inc., 7.75%, 8/01/20		73	74,825
NXP BV/NXP Funding LLC:
3.75%, 6/01/18 (b)		550	552,750
5.75%, 2/15/21 (b)		200	213,000

			840,575
Software — 2.5%
Audatex North America, Inc., 6.00%, 6/15/21 (b)		245	261,537
BMC Software Finance, Inc., 8.13%, 7/15/21 (b)		190	199,975
Epicor Software Corp., 8.63%, 5/01/19		250	273,437
First Data Corp.:
7.38%, 6/15/19 (b)		491	527,825
8.88%, 8/15/20 (b)		140	155,050
8.25%, 1/15/21 (b)		235	254,975
11.25%, 1/15/21		10	11,413
12.63%, 1/15/21		14	16,660
10.63%, 6/15/21		243	273,375
11.75%, 8/15/21		123	129,150
Infor US, Inc., 9.38%, 4/01/19		436	491,045
Interactive Data Corp., 10.25%, 8/01/18		740	800,125
Interface Security Systems Holdings, Inc./Interface Security Systems LLC, 9.25%, 1/15/18 (b)		80	80,000
Nuance Communications, Inc., 5.38%, 8/15/20 (b)		395	393,025
Sophia LP/Sophia Finance, Inc., 9.75%, 1/15/19 (b)		246	273,060

			4,140,652

Corporate Bonds	Par (000)		Value
Specialty Retail — 1.5%
Asbury Automotive Group, Inc., 8.38%, 11/15/20	USD	195	$218,400
Claire’s Stores, Inc., 7.75%, 6/01/20 (b)		302	232,540
CST Brands, Inc., 5.00%, 5/01/23		123	120,847
Guitar Center, Inc.:
6.50%, 4/15/19 (b)		165	164,175
9.63%, 4/15/20 (b)		105	104,213
Limited Brands, Inc., 5.63%, 2/15/22		40	42,250
Michaels Stores, Inc., 7.75%, 11/01/18		99	105,806
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (b)		528	580,140
New Academy Finance Co. LLC/New Academy Finance Corp., 8.00% (8.00% Cash or 8.75% PIK), 6/15/18 (b)(d)		93	95,209
Party City Holdings, Inc., 8.88%, 8/01/20		164	182,655
PC Nextco Holdings LLC/PC Nextco Finance, Inc., 8.75% (8.75% Cash or 9.50% PIK), 8/15/19 (b)(d)		85	87,869
Penske Automotive Group, Inc., 5.75%, 10/01/22		246	257,070
Sally Holdings LLC/Sally Capital, Inc.:
5.75%, 6/01/22		137	144,877
5.50%, 11/01/23		131	133,293
Sonic Automotive, Inc., 5.00%, 5/15/23		42	41,213

			2,510,557
Textiles, Apparel & Luxury Goods — 0.4%
Levi Strauss & Co., 6.88%, 5/01/22		60	65,850
New Look Bondco I PLC, 8.75%, 5/14/18	GBP	100	178,811
Quiksilver, Inc./QS Wholesale, Inc., 7.88%, 8/01/18 (b)	USD	45	48,937
SIWF Merger Sub, Inc., 6.25%, 6/01/21 (b)		183	190,320
The William Carter Co., 5.25%, 8/15/21 (b)		217	223,239

			707,157
Thrifts & Mortgage Finance — 0.2%
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.88%, 4/15/22 (b)		201	202,507
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (b)		110	113,300

			315,807
Trading Companies & Distributors — 1.8%
Air Lease Corp., 4.50%, 1/15/16		270	284,175
Aircastle Ltd.:
6.75%, 4/15/17		175	194,469
6.25%, 12/01/19		114	123,120
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (b)		245	253,575
Ashtead Capital, Inc., 6.50%, 7/15/22 (b)		528	574,200
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (b)		109	115,267
H&E Equipment Services, Inc., 7.00%, 9/01/22		230	253,000
United Rentals North America, Inc.:
7.38%, 5/15/20		110	121,413
8.25%, 2/01/21		298	333,387
7.63%, 4/15/22		235	263,494
5.75%, 11/15/24		527	530,953

			3,047,053
Transportation Infrastructure — 0.2%
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	211	313,970
Wireless Telecommunication Services — 4.2%
Digicel Group Ltd.:
8.25%, 9/30/20 (b)		290	309,575
7.13%, 4/01/22 (b)		240	242,700

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	43

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Wireless Telecommunication Services (concluded)
Digicel Ltd., 6.00%, 4/15/21 (b)	USD	1,275	$1,303,687
DigitalGlobe, Inc., 5.25%, 2/01/21		224	221,200
Play Finance 2 SA, 5.25%, 2/01/19	EUR	110	154,573
Sprint Capital Corp., 8.75%, 3/15/32	USD	165	181,500
Sprint Communications, Inc.:
9.00%, 11/15/18 (b)		835	1,020,787
7.00%, 3/01/20 (b)		939	1,082,197
Sprint Corp.:
7.88%, 9/15/23 (b)		930	1,023,000
7.13%, 6/15/24 (b)		340	357,000
T-Mobile USA, Inc.:
6.63%, 4/28/21		545	585,875
6.13%, 1/15/22		110	115,225
6.73%, 4/28/22		250	267,813
6.50%, 1/15/24		200	209,500

			7,074,632
Total Corporate Bonds — 76.3%			127,779,041

Floating Rate Loan Interests (f)
Aerospace & Defense — 0.4%
Sequa Corp., Initial Term Loan, 5.25%, 6/19/17		767	750,411
Air Freight & Logistics — 0.2%
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 5.50%, 3/19/21		115	114,192
Ceva Intercompany BV, Dutch BV Term Loan, 5.50%, 3/19/21		121	120,421
Ceva Logistics Canada ULC (FKA TNT Canada ULC), Canadian Term Loan, 5.50%, 3/19/21		21	20,762
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), US Term Loan, 5.50%, 3/19/21		167	166,097

			421,472
Airlines — 0.2%
American Airlines, Term Loan, 0.00%, 12/31/49 (c)		275	119,900
AWAS Finance Luxembourg SA (FKA AWAS Finance Luxembourg S.à.r.l.), Loan, 3.50%, 6/10/16		174	174,090

			293,990
Auto Components — 0.3%
Federal-Mogul Corp.:
Tranche B Term Loan, 2.10%, 12/29/14		346	344,306
Tranche C Term Loan, 2.10%, 12/28/15		167	165,955

			510,261
Biotechnology — 0.3%
Grifols Worldwide Operations Ltd., US Tranche B Term Loan, 3.15%, 2/27/21		520	519,459
Capital Markets — 0.1%
Gardner Denver, Inc., Initial Dollar Term Loan, 4.25%, 7/30/20		174	173,947
KCG Holdings, Inc., Term Loan, 5.75%, 12/05/17		17	17,311

			191,258
Chemicals — 0.4%
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		554	542,626
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Refinanced Term B Loan, 4.00%, 2/01/20		25	24,813

Floating Rate Loan Interests (f)	Par (000)		Value
Chemicals (concluded)
OXEA Finance & Cy SCA (Oxea Finance LLC), Term Loan (Second Lien), 8.25%, 7/15/20	USD	150	$153,047

			720,486
Commercial Services & Supplies — 0.2%
The ServiceMaster Co., Tranche C Term Loan, 4.25%, 1/31/17		30	29,931
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25%, 11/14/19		229	228,687
TWCC Holding Corp., Term Loan (Second Lien), 7.00%, 6/26/20		55	53,419

			312,037
Communications Equipment — 0.6%
Alcatel-Lucent USA, Inc., U.S. Term Loan, 4.50%, 1/30/19		979	982,987
Construction & Engineering — 0.1%
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 4.75%, 11/26/20		161	161,059
Containers & Packaging — 0.1%
Ardagh Holdings USA, Inc. (Ardagh Packaging Finance SA):
Dollar Term Loan, 4.25%, 12/17/19		105	105,065
Incremental Term Loan B, 3.00%, 12/17/19		85	84,964
Tekni-Plex, Inc., Term Loan, 4.75%, 8/10/19		79	79,213

			269,242
Electric Utilities — 0.1%
Sandy Creek Energy Associates LP, Term Loan, 5.00%, 11/09/20		125	124,594
Food & Staples Retailing — 0.1%
BJ’s Wholesale Club, Inc., 2013 (November) Replacement Loan (Second Lien), 8.50%, 3/26/20		110	112,420
Rite Aid Corp., Tranche 1 Term Loan (Second Lien), 5.75%, 8/21/20		60	61,238

			173,658
Health Care Equipment & Supplies — 0.1%
Mallinckrodt International Finance SA, Initial Term B Loan, 3.50%, 3/19/21		200	199,976
Health Care Providers & Services — 0.4%
CHS/Community Health Systems, Inc., 2021 Term D Loan, 4.25%, 1/27/21		419	422,172
LHP Operations Co. LLC, Term Loan, 9.00%, 7/03/18		88	85,447
Truven Health Analytics, Inc. (FKA Thomson Reuters (Healthcare), Inc.), New Tranche B Term Loan, 4.50%, 6/06/19		192	189,686

			697,305
Hotels, Restaurants & Leisure — 3.3%
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		2,868	2,902,628
Hilton Worldwide Finance LLC, Initial Term Loan, 3.75%, 10/26/20		999	999,674
LA Quinta Intermediate Holdings LLC, Initial Term Loan, 3.00%, 2/19/21		610	609,622
Las Vegas Sands LLC, Term B Loan, 3.25%, 12/19/20		339	338,563
MGM Resorts International (MGM Grand Detroit LLC), Term Loan B, 3.50%, 12/20/19		107	107,073
Station Casinos LLC, B Term Loan, 4.25%, 3/02/20		287	287,459
Travelport LLC (FKA Travelport, Inc.): Tranche 1 Loan, 9.50%, 1/31/16		85	88,266

44	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (f)		Par (000)	Value
Hotels, Restaurants & Leisure (concluded)
Tranche 2 Loan, 4.00% (4.00% Cash or 4.38% PIK), 12/01/16 (d)	USD	215	$220,235

			5,553,520
Insurance — 0.1%
Alliant Holdings I LLC, Initial Term Loan, 4.25%, 12/20/19		141	141,561
Internet Software & Services — 0.4%
Zayo Group LLC (Zayo Capital, Inc.), Term Loan, 4.00%, 7/02/19		611	610,732
Life Sciences Tools & Services — 0.1%
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC), 2013 Term Loan, 4.00%, 12/05/18		112	111,710
Machinery — 0.2%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (FKA Silver II U.S. Holdings LLC), Refinancing Term Loan, 4.00%, 12/13/19		150	149,837
INA Beteiligungsgesellschaft Mit Beschrankter Haftung (FKA Schaeffler AG), Facility C, 4.25%, 1/27/17		25	25,089
Rexnord LLC/RBS Global, Inc., Term B Loan, 4.00%, 8/21/20		132	131,645

			306,571
Media — 1.1%
Cengage Learning Acquisitions, Inc. (Thomson Learning), Term Loan, 6.00%, 3/06/20		765	772,971
Clear Channel Communications, Inc.:
Tranche B Term Loan, 3.80%, 1/29/16		64	62,829
Tranche C Term Loan, 3.80%, 1/29/16		37	36,078
Tranche D Term Loan, 6.90%, 1/30/19		703	688,474
Tribune Co., Initial Term Loan, 4.00%, 12/27/20		249	249,126
Virgin Media Investment Holdings Ltd., B Facility, 3.50%, 6/08/20		120	119,680

			1,929,158
Metals & Mining — 0.3%
Constellium Holdco BV (Constellium France SAS), Initial Dollar Term Loan, 6.00%, 3/25/20		124	126,225
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.), Loan, 4.25%, 6/28/19		449	452,448

			578,673
Oil, Gas & Consumable Fuels — 0.5%
American Energy - Utica LLC, Loan (Second Lien), 11.00%, 9/09/18		312	330,806
Arch Coal, Inc., Term Loan, 6.25%, 5/16/18		170	167,353
Chesapeake Energy Corp., Loan, 5.75%, 12/02/17		100	102,167
Obsidian Natural Gas Trust, Loan, 7.00%, 11/02/15		220	222,726

			823,052
Pharmaceuticals — 0.2%
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Term Borrowing, 6.50%, 12/31/17		135	136,350
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Consolidated Term Loan, 7.50%, 8/04/16		136	136,026

			272,376
Professional Services — 0.1%
Interactive Data Corp., Refinanced Term Loan, 3.75%, 2/11/18		165	164,924

Floating Rate Loan Interests (f)		Par (000)	Value
Real Estate Management & Development — 0.0%
Realogy Corp., Extended Synthetic Commitment, 4.40%, 10/10/16	USD	27	$26,863
Software — 0.4%
First Data Corp., 2018 Dollar Term Loan, 4.16%, 3/23/18		260	260,434
Kronos, Inc., Initial Term Loan (Second Lien), 9.75%, 4/30/20		334	346,189

			606,623
Specialty Retail — 0.2%
The Neiman Marcus Group, Inc., Other Term Loan, 4.25%, 10/25/20		269	270,025
Technology Hardware, Storage & Peripherals — 0.2%
CDW LLC (FKA CDW Corp.), Term Loan, 3.25%, 4/29/20		279	275,807
Trading Companies & Distributors — 0.3%
HD Supply, Inc., Term Loan 2014, 4.00%, 6/28/18		466	466,042
Total Floating Rate Loan Interests — 11.0%			18,465,832

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.3%
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.45%, 11/05/30 (b)(f)		442	447,259

Other Interests (j)		Beneficial Interest (000)
Household Durables — 0.2%
Stanley-Martin, Class B Membership Units (k)		—	350,100

Preferred Securities
Capital Trusts		Par (000)
Banks — 0.7%
Banco Bilbao Vizcaya Argentaria SA, 7.00% (f)(l)	EUR	200	278,149
Barclays PLC, 8.00% (f)(l)		600	867,924
Citigroup, Inc., 5.35% (f)(l)	USD	110	102,025

			1,248,098
Chemicals — 0.2%
Solvay Finance SA, 4.20% (f)(l)	EUR	190	263,718
Diversified Financial Services — 0.7%
Bank of America Corp., 5.20% (f)(l)	USD	203	190,820
JPMorgan Chase & Co.,
Series Q, 5.15% (f)(l)		90	84,375
Series S, 6.75% (f)(l)		424	446,260
Series U, 6.13% (f)(l)		421	414,393

			1,135,848
Total Capital Trusts — 1.6%			2,647,664

Preferred Stocks		Shares
Auto Components — 0.0%
The Goodyear Tire & Rubber Co., 0.07%		1,060	76,755
Capital Markets — 0.0%
State Street Corp., 5.90%		2,151	55,689

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	45

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Preferred Stocks	Shares	Value
Diversified Financial Services — 0.1%
Ally Financial, Inc., 0.05%	4,004	$109,509
Oil, Gas & Consumable Fuels — 0.2%
Chesapeake Energy Corp., 1.44%	274	302,496
Total Preferred Stocks — 0.3%		544,449

Trust Preferreds
Diversified Financial Services — 1.4%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (f)	76,966	2,101,172
RBS Capital Funding Trust VII, Series G, 6.08% (l)	7,490	166,653

		2,267,825
Total Trust Preferreds — 1.4%		2,267,825
Total Preferred Securities — 3.3%		5,459,938
Total Long-Term Investments (Cost — $158,799,440) — 99.1%		165,939,896

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (m)(n)	3,919,240	$3,919,240
Total Short-Term Securities (Cost — $3,919,240) — 2.3%		3,919,240
Total Investments (Cost — $162,718,680*) — 101.4%		169,859,136
Liabilities in Excess of Other Assets — (1.4)%		(2,354,591)

Net Assets — 100.0%		$167,504,545

Notes to Schedule of Investments

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$163,271,325

Gross unrealized appreciation	$9,371,277
Gross unrealized depreciation	(2,783,466)

Net unrealized appreciation	$6,587,811

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.

(d)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(e)	Convertible security.

(f)	Variable rate security. Rate shown is as of report date.

(g)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(h)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(i)	Issuer filed for bankruptcy and/or is in default of interest payments.

(j)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(k)	Amount is less than $500.

(l)	Security is perpetual in nature and has no stated maturity date.

(m)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2013	Net Activity	Shares Held at March 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,462,880	1,456,360	3,919,240	$231

(n)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

46	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

•	Financial futures contracts outstanding as of March 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value		Unrealized Depreciation
(50)	E-Mini S&P 500 Futures	Chicago Mercantile	June 2014	USD	4,661,250	$(61,983)

•	Forward foreign currency exchange contracts outstanding as of March 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	36,000	USD	48,894	Goldman Sachs Bank USA	4/22/14	$699
USD	220,535	CAD	242,000	Barclays Bank PLC	4/22/14	1,740
USD	254,181	EUR	188,000	Barclays Bank PLC	4/22/14	(4,806)
USD	224,655	EUR	166,000	Barclays Bank PLC	4/22/14	(4,024)
USD	197,465	EUR	144,000	Barclays Bank PLC	4/22/14	(908)
USD	27,069	EUR	20,000	Barclays Bank PLC	4/22/14	(483)
USD	225,588	EUR	165,000	Citibank N.A.	4/22/14	(1,714)
USD	339,746	EUR	245,000	Citibank N.A.	4/22/14	2,237
USD	194,991	EUR	144,000	Goldman Sachs Bank USA	4/22/14	(3,382)
USD	108,264	EUR	80,000	Goldman Sachs Bank USA	4/22/14	(1,943)
USD	273,958	EUR	200,000	Goldman Sachs Bank USA	4/22/14	(1,560)
USD	124,104	EUR	91,000	Goldman Sachs Bank USA	4/22/14	(1,257)
USD	439,634	EUR	320,000	Goldman Sachs Bank USA	4/22/14	(1,194)
USD	8,592,495	EUR	6,319,326	Royal Bank of Scotland PLC	4/22/14	(112,930)
USD	240,303	GBP	145,000	Barclays Bank PLC	4/22/14	(1,393)
USD	171,136	GBP	105,000	Deutsche Bank AG	4/22/14	(3,886)
USD	4,434,637	GBP	2,701,000	JPMorgan Chase Bank N.A.	4/22/14	(67,588)
Total						$(202,392)

•	OTC credit default swaps – buy protection outstanding as of March 31, 2014 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/18	USD	26	$13,467	$6,443	$7,024
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/18	USD	26	13,468	7,110	6,358
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/18	USD	26	13,468	7,221	6,247
Total						$40,403	$20,774	$19,629

•	OTC credit default swaps – sold protection outstanding as of March 31, 2014 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/15	CCC+	USD	26	$(10,056)	$(2,938)	$(7,118)
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/15	CCC+	USD	26	(10,055)	(2,934)	(7,121)
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/15	CCC+	USD	26	(10,056)	(2,407)	(7,649)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	12/20/15	CCC-	USD	86	(20,106)	(9,320)	(10,786)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/15	CCC-	USD	145	(33,808)	(31,309)	(2,499)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/15	CCC-	USD	40	(9,374)	(7,525)	(1,849)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	3/20/16	CCC-	USD	33	(8,946)	(4,548)	(4,398)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	CCC-	USD	194	(53,120)	(26,499)	(26,621)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	CCC-	USD	181	(49,465)	(31,935)	(17,530)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	47

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

•	OTC credit default swaps — sold protection outstanding as of March 31, 2014 were as follows: (concluded)

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	CCC-	USD	60	$(16,427)	$(11,127)	$(5,300)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	CCC-	USD	60	(16,427)	(11,127)	(5,300)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	CCC-	USD	43	(11,613)	(7,171)	(4,442)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	3/20/16	CCC-	USD	25	(6,711)	(3,913)	(2,798)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	6/20/16	CCC-	USD	298	(93,720)	(58,244)	(35,476)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	6/20/16	CCC-	USD	230	(72,346)	(44,342)	(28,004)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	6/20/16	CCC-	USD	120	(37,604)	(23,798)	(13,806)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	6/20/16	CCC-	USD	93	(29,349)	(15,161)	(14,188)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	9/20/16	CCC-	USD	342	(118,372)	(63,715)	(54,657)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	3/20/17	CCC-	USD	585	(239,477)	(215,707)	(23,770)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/17	CCC-	USD	127	(51,823)	(33,049)	(18,774)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/17	CCC-	USD	110	(45,041)	(25,454)	(19,587)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/17	CCC-	USD	74	(30,157)	(18,163)	(11,994)
Smithfield Foods, Inc.	5.00%	Credit Suisse International	6/20/18	CCC+	USD	84	11,408	8,968	2,440
Total							$(962,645)	$(641,418)	$(321,227)

[1]	Using S&P’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

48	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$9,563,487	$3,566,127	$308,112	$13,437,726
Corporate Bonds	—	127,005,402	773,639	127,779,041
Floating Rate Loan Interests	—	16,423,014	2,042,818	18,465,832
Non-Agency Mortgage-Backed Securities	—	447,259	—	447,259
Other Interests	—	—	350,100	350,100
Preferred Securities	2,509,778	2,950,160	—	5,459,938
Short-Term Securities	3,919,240	—	—	3,919,240
Unfunded Loan Commitments	—	—	6,488	6,488
Total	$15,992,505	$150,391,962	$3,481,157	$169,865,624

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$22,069	—	$22,069
Foreign currency exchange contracts	—	4,676	—	4,676
Liabilities:
Credit contracts	—	(323,667)	—	(323,667)
Equity contracts	$(61,983)	—	—	(61,983)
Foreign currency exchange contracts	—	(207,068)	—	(207,068)
Total	$(61,983)	$(503,990)	—	$(565,973)

[1]    Derivative financial instruments are swaps, financial futures contracts and forward foreign currency exchange contracts. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$3,624	—	—	$3,624
Foreign currency at value	196,887	—	—	196,887
Cash pledged for financial futures contracts	268,000	—	—	268,000
Total	$468,511	—	—	$468,511

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2014.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Other Interests	Unfunded Loan Commitments	Total
Assets:
Opening Balance, as of December 31, 2013	$1,818,714	$1,233,098	$1,339,129	$444,504	$310,275	—	$5,145,720
Transfers into Level 3	—	—	1,133,619	—	—	—	1,133,619
Transfers out of Level 3[1]	(1,506,934)	(456,125)	(251,431)	(444,504)	—	—	(2,658,994)
Accrued discounts/premiums	—	—	2,108	—	—	—	2,108
Net realized gain (loss)	—	(750,000)	35,636	—	—	—	(714,364)
Net change in unrealized appreciation/depreciation[2]	(3,668)	759,500	(2,622)	—	39,825	$6,488	799,523
Purchases	—	—	182,561	—	—	—	182,561
Sales	—	(12,834)	(396,182)	—	—	—	(409,016)
Closing Balance, as of March 31, 2014	$308,112	$773,639	$2,042,818	—	$350,100	$6,488	$3,481,157

Net change in unrealized appreciation/ depreciation on investments still held at March 31, 2014[2]	$(3,668)	$9,500	$(2,622)	—	$39,825	$6,488	$49,523

[1]

As of December 31, 2013, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2014 the Fund used observable inputs in determining the value on the same investments. As a result, investments with a beginning of period value of $2,658,994 transferred from Level 3 to Level 2 in the disclosure hierarchy.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	49

Schedule of Investments (concluded)	BlackRock High Yield V.I. Fund

[2]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at March 31, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

50	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Schedule of Investments March 31, 2014 (Unaudited)	BlackRock International V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 0.9%
MercadoLibre, Inc. (a)	14,295	$1,359,597
Austria — 1.6%
Erste Group Bank AG	66,852	2,286,986
Belgium — 5.7%
Anheuser-Busch InBev NV	78,356	8,252,130
Brazil — 1.1%
BRF SA	79,700	1,595,756
Canada — 2.6%
Rogers Communications, Inc., B Shares	89,350	3,702,509
Denmark — 5.6%
Danske Bank A/S	89,196	2,481,862
Genmab A/S (b)	31,623	1,282,597
Novo Nordisk A/S, Class B	94,293	4,293,374

		8,057,833
Finland — 1.2%
Nokia OYJ (b)	232,361	1,709,586
France — 7.4%
BNP Paribas SA	44,792	3,453,444
Schneider Electric SA	39,813	3,528,499
Société Générale SA	60,325	3,713,360

		10,695,303
Hong Kong — 1.4%
Sands China Ltd.	274,400	2,057,984
India — 2.2%
Tata Motors Ltd.	478,187	3,231,190
Ireland — 1.5%
Shire PLC	42,442	2,101,090
Israel — 1.7%
Teva Pharmaceutical Industries Ltd. — ADR	47,374	2,503,242
Italy — 2.4%
Enel SpA	615,816	3,483,185
Japan — 13.9%
Japan Tobacco, Inc.	131,800	4,136,861
Makita Corp.	70,800	3,897,796
Mitsubishi Electric Corp.	185,000	2,082,508
Mitsubishi UFJ Financial Group, Inc.	767,600	4,227,009
Tokio Marine Holdings, Inc.	111,500	3,343,928
Yamaha Motor Co. Ltd.	144,400	2,303,742

		19,991,844
Luxembourg — 1.6%
ArcelorMittal	140,781	2,272,090
Mexico — 3.2%
Grupo Televisa SAB — ADR	137,452	4,575,777
Netherlands — 4.5%
Royal Dutch Shell PLC, Class A	121,390	4,435,294
Yandex NV (b)	67,496	2,037,704

		6,472,998
Russia — 1.9%
Sberbank — ADR	283,063	2,756,133

Common Stocks	Shares		Value
Switzerland — 13.3%
Cie Financiere Richemont SA		39,076	$3,733,249
Credit Suisse Group AG, Registered Shares		148,525	4,807,469
Roche Holding AG		25,919	7,795,496
The Swatch Group AG, Bearer Shares		4,478	2,809,199

			19,145,413
Taiwan — 1.9%
MediaTek, Inc.		180,000	2,664,304
United Kingdom — 17.1%
AstraZeneca PLC		79,126	5,129,469
Carnival PLC		58,014	2,209,025
HSBC Holdings PLC		410,291	4,154,341
Imperial Tobacco Group PLC		129,323	5,229,479
ITV PLC		1,093,145	3,492,597
Liberty Global PLC, Series A (b)		54,256	2,257,050
Liberty Global PLC, Series C (b)		54,256	2,208,762

			24,680,723
United States — 1.0%
Veeco Instruments, Inc. (b)		33,630	1,410,106
Total Long-Term Investments (Cost — $117,516,629) — 93.7%			135,005,779

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(d)		2,255,216	2,255,216

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.16%(c)(d)(e)		$1,394	1,393,972

Time Deposits	Par (000)
Denmark — 0.0%
Brown Brothers Harriman & Co., (0.10)%, 4/01/14	DKK	310	57,157
Total Short-Term Securities (Cost — $3,706,345) — 2.6%			3,706,345
Total Investments (Cost — $121,222,974*) — 96.3%			138,712,124
Other Assets in Excess of Liabilities — 3.7%			5,327,004

Net Assets — 100.0%			$144,039,128

Portfolio Abbreviation
ADR American Depositary Receipts
JPY Japanese Yen
USD U.S. Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	51

Schedule of Investments (continued)	BlackRock International V.I. Fund

Notes to Schedule of Investments

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$121,328,816

Gross unrealized appreciation	$19,586,681
Gross unrealized depreciation	(2,203,373)

Net unrealized appreciation	$17,383,308

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2013	Net Activity	Shares/Beneficial Interest Held at March 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,560,245	694,971	2,255,216	$265
BlackRock Liquidity Series, LLC, Money Market Series	$1,792,500	$(398,528)	$1,393,972	$1,984

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	Forward foreign currency exchange contracts outstanding as of March 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	8,902,151	JPY	902,055,000	Deutsche Bank AG	6/05/14	159,479

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

52	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Schedule of Investments (concluded)	BlackRock International V.I. Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$1,359,597	—	—	$1,359,597
Austria	—	$2,286,986	—	2,286,986
Belgium	—	8,252,130	—	8,252,130
Brazil	1,595,756	—	—	1,595,756
Canada	3,702,509	—	—	3,702,509
Denmark	—	8,057,833	—	8,057,833
Finland	—	1,709,586	—	1,709,586
France	—	10,695,303	—	10,695,303
Hong Kong	—	2,057,984	—	2,057,984
India	—	3,231,190	—	3,231,190
Ireland	—	2,101,090	—	2,101,090
Israel	2,503,242	—	—	2,503,242
Italy	—	3,483,185	—	3,483,185
Japan	—	19,991,844	—	19,991,844
Luxembourg	—	2,272,090	—	2,272,090
Mexico	4,575,777	—	—	4,575,777
Netherlands	2,037,704	4,435,294	—	6,472,998
Russia	2,756,133	—	—	2,756,133
Switzerland	—	19,145,413	—	19,145,413
Taiwan	—	2,664,304	—	2,664,304
United Kingdom	4,465,812	20,214,911	—	24,680,723
United States	1,410,106	—	—	1,410,106
Short-Term Securities	2,255,216	1,393,972	—	3,649,188
Time Deposits	—	57,157	—	57,157
Total	$26,661,852	$112,050,272	—	$138,712,124

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$159,479	—	$159,479

[1]	Derivative financial instruments are forward foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, collateral on securities loaned at value of $1,393,972 is categorized as Level 2 within the disclosure hierarchy.

As of December 31, 2013, the Fund used other observable inputs in determining the value of certain equity securities. As of March 31, 2014, the Fund valued the same securities using unadjusted price quotations from an exchange. As a result, investments with a beginning of period value of $3,571,267 transferred from Level 2 to Level 1 in the disclosure hierarchy.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	53

Schedule of Investments March 31, 2014 (Unaudited)	BlackRock Large Cap Core V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.2%
The Boeing Co.	33,500	$4,203,915
Rockwell Collins, Inc.	27,200	2,167,024

		6,370,939
Airlines — 2.3%
Delta Air Lines, Inc.	116,200	4,026,330
United Continental Holdings, Inc. (a)	174,918	7,806,590

		11,832,920
Auto Components — 2.3%
BorgWarner, Inc.	58,400	3,589,848
TRW Automotive Holdings Corp. (a)	104,288	8,511,987

		12,101,835
Banks — 12.5%
Bank of America Corp.	877,473	15,092,536
Citigroup, Inc.	256,799	12,223,632
JPMorgan Chase & Co.	279,983	16,997,768
SunTrust Banks, Inc.	169,900	6,760,321
U.S. Bancorp	328,775	14,091,297

		65,165,554
Biotechnology — 2.6%
Amgen, Inc.	44,400	5,476,296
Biogen Idec, Inc.	26,900	8,227,903

		13,704,199
Capital Markets — 1.3%
The Goldman Sachs Group, Inc.	42,509	6,965,100
Chemicals — 1.0%
Cabot Corp.	36,655	2,164,844
The Dow Chemical Co.	62,600	3,041,734

		5,206,578
Commercial Services & Supplies — 0.7%
Tyco International Ltd.	82,225	3,486,340
Communications Equipment — 2.3%
Brocade Communications Systems, Inc. (a)(b)	228,600	2,425,446
Cisco Systems, Inc.	418,900	9,387,549

		11,812,995
Consumer Finance — 2.3%
Discover Financial Services	202,950	11,809,661
Containers & Packaging — 1.2%
Packaging Corp. of America	88,877	6,254,274
Electronic Equipment, Instruments & Components — 1.4%
Avnet, Inc.	75,700	3,522,321
TE Connectivity Ltd.	63,700	3,835,377

		7,357,698
Energy Equipment & Services — 4.0%
Halliburton Co.	103,000	6,065,670

Common Stocks	Shares	Value
Energy Equipment & Services (concluded)
Oceaneering International, Inc.	43,450	$3,122,317
Schlumberger Ltd.	119,700	11,670,750

		20,858,737
Food & Staples Retailing — 3.0%
CVS Caremark Corp.	200,050	14,975,743
Safeway, Inc.	14,122	521,667

		15,497,410
Health Care Equipment & Supplies — 1.4%
Medtronic, Inc.	116,400	7,163,256
Health Care Providers & Services — 5.4%
Aetna, Inc.	105,200	7,886,844
McKesson Corp.	49,750	8,784,357
UnitedHealth Group, Inc.	79,300	6,501,807
Universal Health Services, Inc., Class B	64,065	5,257,815

		28,430,823
Household Durables — 1.0%
Whirlpool Corp.	34,890	5,214,659
Industrial Conglomerates — 3.1%
3M Co.	106,025	14,383,351
General Electric Co.	78,300	2,027,187

		16,410,538
Insurance — 4.8%
Allied World Assurance Co. Holdings AG	100	10,319
American Financial Group, Inc.	5,300	305,863
American International Group, Inc.	249,800	12,492,498
Genworth Financial, Inc., Class A	294,400	5,219,712
The Travelers Cos., Inc.	81,875	6,967,563

		24,995,955
Internet Software & Services — 5.2%
AOL, Inc. (a)	57,700	2,525,529
Google, Inc., Class A (a)	16,330	18,199,948
VeriSign, Inc. (a)(b)	82,100	4,426,011
Yahoo!, Inc.	60,300	2,164,770

		27,316,258
IT Services — 4.1%
Alliance Data Systems Corp. (a)	9,250	2,520,163
Cognizant Technology Solutions Corp., Class A (a)	91,400	4,625,754
MasterCard, Inc., Class A	159,000	11,877,300
Total System Services, Inc.	85,207	2,591,145

		21,614,362
Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.	121,200	6,777,504
Machinery — 2.9%
Cummins, Inc.	16,925	2,521,656

Portfolio Abbreviations
ADR American Depositary Receipts

54	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock Large Cap Core V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Machinery (concluded)
Ingersoll-Rand PLC	60,800	$3,480,192
Kennametal, Inc.	35,000	1,550,500
Parker Hannifin Corp.	37,545	4,494,512
WABCO Holdings, Inc. (a)	31,500	3,325,140

		15,372,000
Media — 3.4%
Comcast Corp., Class A	276,400	13,825,528
Twenty-First Century Fox, Inc., Class A	127,839	4,087,013

		17,912,541
Metals & Mining — 0.4%
Vale SA — ADR	139,700	1,932,051
Multiline Retail — 0.9%
Macy’s, Inc.	58,900	3,492,181
Nordstrom, Inc.	15,800	986,710

		4,478,891
Oil, Gas & Consumable Fuels — 5.7%
BP PLC — ADR	108,100	5,199,610
Chevron Corp.	11,860	1,410,273
Exxon Mobil Corp.	20,175	1,970,694
Marathon Petroleum Corp.	80,554	7,011,420
PBF Energy, Inc., Class A	102,818	2,652,704
Suncor Energy, Inc.	253,790	8,872,498
Tesoro Corp.	48,720	2,464,745

		29,581,944
Paper & Forest Products — 1.2%
Domtar Corp.	57,650	6,469,483
Pharmaceuticals — 6.2%
Eli Lilly & Co.	74,500	4,385,070
Johnson & Johnson	19,625	1,927,764
Merck & Co., Inc.	232,535	13,201,012
Pfizer, Inc.	408,400	13,117,808

		32,631,654
Road & Rail — 0.5%
Norfolk Southern Corp.	13,600	1,321,512
Union Pacific Corp.	7,000	1,313,620

		2,635,132
Semiconductors & Semiconductor Equipment — 1.0%
Applied Materials, Inc.	252,410	5,154,212

Common Stocks	Shares	Value
Software — 2.9%
Activision Blizzard, Inc.	86,300	$1,763,972
CA, Inc.	46,575	1,442,428
Microsoft Corp.	78,750	3,227,963
Oracle Corp.	164,000	6,709,240
Symantec Corp.	100,500	2,006,985

		15,150,588
Specialty Retail — 3.7%
Lowe’s Cos., Inc.	260,700	12,748,230
Ross Stores, Inc.	90,000	6,439,500

		19,187,730
Technology Hardware, Storage & Peripherals — 5.3%
Apple, Inc.	17,600	9,446,624
EMC Corp.	355,400	9,741,514
NetApp, Inc.	83,246	3,071,777
Western Digital Corp.	61,710	5,666,212

		27,926,127
Trading Companies & Distributors — 0.2%
MRC Global, Inc. (a)	39,400	1,062,224
Total Long-Term Investments (Cost — $388,581,151) — 98.7%		515,842,172

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(d)	6,697,102	6,697,102

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.16% (c)(d)(e)	$6,814	6,814,130
Total Short-Term Securities (Cost — $13,511,232) — 2.6%		13,511,232
Total Investments (Cost — $402,092,383*) — 101.3%		529,353,404
Liabilities in Excess of Other Assets — (1.3)%		(6,874,912)

Net Assets — 100.0%		$522,478,492

Notes to Schedule of Investments

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$404,181,770

Gross unrealized appreciation	$129,342,843
Gross unrealized depreciation	(4,171,209)

Net unrealized appreciation	$125,171,634

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2013	Net Activity	Shares/Beneficial Interest Held at March 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	11,110,651	(4,413,549)	6,697,102	$660
BlackRock Liquidity Series, LLC, Money Market Series	$2,431,183	$4,382,947	$6,814,130	$986

(d)	Represents the current yield as of report date.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	55

Schedule of Investments (concluded)	BlackRock Large Cap Core V.I. Fund

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$515,842,172	—	—	$515,842,172
Short-Term Securities	6,697,102	$6,814,130	—	13,511,232
Total	$522,539,274	$6,814,130	—	$529,353,404

[1]	See above Schedule of Investments for values in each industry.

The carrying amount for certain of the Fund’s liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, collateral on securities loaned at value of $6,814,130 is categorized as level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2014.

56	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Schedule of Investments March 31, 2014 (Unaudited)	BlackRock Large Cap Growth V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.2%
The Boeing Co.	15,100	$1,894,899
Rockwell Collins, Inc.	11,400	908,238

		2,803,137
Airlines — 2.3%
Delta Air Lines, Inc.	28,900	1,001,385
United Continental Holdings, Inc. (a)	44,566	1,988,981

		2,990,366
Auto Components — 1.2%
BorgWarner, Inc.	24,740	1,520,768
Banks — 2.1%
U.S. Bancorp	64,300	2,755,898
Beverages — 1.2%
The Coca-Cola Co.	41,000	1,585,060
Biotechnology — 3.9%
Amgen, Inc.	20,700	2,553,138
Biogen Idec, Inc.	8,170	2,498,958

		5,052,096
Chemicals — 2.8%
CF Industries Holdings, Inc.	1,990	518,674
The Dow Chemical Co.	14,700	714,273
PPG Industries, Inc.	12,500	2,418,250

		3,651,197
Communications Equipment — 0.5%
QUALCOMM, Inc.	8,900	701,854
Consumer Finance — 2.2%
Discover Financial Services	48,500	2,822,215
Containers & Packaging — 2.1%
Packaging Corp. of America	37,557	2,642,886
Diversified Financial Services — 0.7%
The NASDAQ OMX Group, Inc.	22,800	842,232
Electronic Equipment, Instruments & Components — 0.8%
TE Connectivity Ltd.	16,100	969,381
Energy Equipment & Services — 5.3%
Halliburton Co.	27,600	1,625,364
Oceaneering International, Inc.	19,770	1,420,672
Schlumberger Ltd.	39,000	3,802,500

		6,848,536
Food & Staples Retailing — 2.9%
CVS Caremark Corp.	46,100	3,451,046
Safeway, Inc.	6,914	255,403

		3,706,449
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	31,800	1,224,618
Health Care Providers & Services — 5.0%
Aetna, Inc.	28,800	2,159,136
McKesson Corp.	14,000	2,471,980
Universal Health Services, Inc., Class B	21,647	1,776,569

		6,407,685
Hotels, Restaurants & Leisure — 0.5%
Hyatt Hotels Corp., Class A (a)(b)	11,700	629,577
Household Durables — 1.0%
Whirlpool Corp.	8,200	1,225,572
Industrial Conglomerates — 2.9%
3M Co.	27,900	3,784,914
Insurance — 1.3%
The Travelers Cos., Inc.	19,600	1,667,960

Common Stocks	Shares	Value
Internet Software & Services — 6.2%
Google, Inc., Class A (b)	5,855	$6,525,456
VeriSign, Inc. (a)	21,300	1,148,283
Yahoo!, Inc.	9,100	326,690

		8,000,429
IT Services — 8.3%
Alliance Data Systems Corp. (a)	9,900	2,697,255
Cognizant Technology Solutions Corp., Class A (a)	30,400	1,538,544
DST Systems, Inc.	15,010	1,422,798
MasterCard, Inc., Class A	47,240	3,528,828
Total System Services, Inc.	21,280	647,125
Visa, Inc., Class A	3,930	848,330

		10,682,880
Life Sciences Tools & Services — 1.6%
Agilent Technologies, Inc.	37,500	2,097,000
Machinery — 4.0%
Cummins, Inc.	9,530	1,419,875
Ingersoll-Rand PLC	20,100	1,150,524
Parker Hannifin Corp.	12,234	1,464,532
WABCO Holdings, Inc. (a)	10,900	1,150,604

		5,185,535
Media — 6.0%
Comcast Corp., Class A	82,900	4,146,658
John Wiley & Sons, Inc., Class A	9,200	530,288
Twenty-First Century Fox, Inc., Class A	37,094	1,185,895
The Walt Disney Co.	22,400	1,793,568

		7,656,409
Oil, Gas & Consumable Fuels — 2.8%
Marathon Petroleum Corp.	8,400	731,136
PBF Energy, Inc., Class A	16,246	419,147
Suncor Energy, Inc.	71,030	2,483,209

		3,633,492
Paper & Forest Products — 0.7%
International Paper Co.	18,550	851,074
Pharmaceuticals — 3.6%
Actavis PLC	5,658	1,164,699
Bristol-Myers Squibb Co.	19,100	992,245
Eli Lilly & Co.	17,890	1,053,005
Merck & Co., Inc.	25,100	1,424,927

		4,634,876
Road & Rail — 0.5%
Norfolk Southern Corp.	3,400	330,378
Union Pacific Corp.	1,700	319,022

		649,400
Semiconductors & Semiconductor Equipment — 0.7%
Applied Materials, Inc.	42,300	863,766
Software — 7.0%
Microsoft Corp.	120,860	4,954,051
Oracle Corp.	81,200	3,321,892
Symantec Corp.	38,700	772,839

		9,048,782
Specialty Retail — 6.4%
The Home Depot, Inc.	7,400	585,562
Lowe’s Cos., Inc.	65,600	3,207,840
Ross Stores, Inc.	23,500	1,681,425
TJX Cos., Inc.	44,400	2,692,860

		8,167,687

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	57

Schedule of Investments (continued)	BlackRock Large Cap Growth V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Technology Hardware, Storage & Peripherals — 6.1%
Apple, Inc.	7,520	$4,036,285
EMC Corp.	99,550	2,728,666
NetApp, Inc.	27,637	1,019,805

		7,784,756
Textiles, Apparel & Luxury Goods — 0.6%
VF Corp.	12,090	748,129
Tobacco — 1.0%
Philip Morris International, Inc.	15,800	1,293,546
Trading Companies & Distributors — 0.3%
MRC Global, Inc. (a)	14,578	393,023
Total Long-Term Investments (Cost — $94,320,695) — 97.7%		125,523,185

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(d)	3,035,443	$3,035,443

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.16% (c)(d)(e)	$4,784	4,783,675
Total Short-Term Securities (Cost — $7,819,118) — 6.1%		7,819,118
Total Investments (Cost — $102,139,813*) — 103.8%		133,342,303
Liabilities in Excess of Other Assets — (3.8)%		(4,906,296)

Net Assets — 100.0%		$128,436,007

Notes to Schedule of Investments

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$102,204,476

Gross unrealized appreciation	$31,887,226
Gross unrealized depreciation	(749,399)

Net unrealized appreciation	$31,137,827

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2013	Net Activity	Shares/Beneficial Interest Held at March 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	5,160,138	(2,124,695)	3,035,443	$432
BlackRock Liquidity Series, LLC, Money Market Series	$2,444,339	$2,339,336	$4,783,675	$288

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts outstanding as of March 31, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
22	E-Mini S&P 500 Futures	Chicago Mercantile	June 2014	$2,050,950	$24,153

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

58	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Schedule of Investments (concluded)	BlackRock Large Cap Growth V.I. Fund

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$125,523,185	—	—	$125,523,185
Short-Term Securities	3,035,443	$4,783,675	—	7,819,118
Total	$128,558,628	$4,783,675	—	$133,342,303

[1] See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$24,153	—	—	$24,153
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$115,000	—	—	$115,000
Liabilities:
Collateral on securities loaned at value	—	$(4,783,675)	—	(4,783,675)
Total	$115,000	$(4,783,675)	—	$(4,668,675)

There were no transfers between levels during the period ended March 31, 2014.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	59

Schedule of Investments March 31, 2014 (Unaudited)	BlackRock Large Cap Value V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.8%
The Boeing Co.	4,850	$608,627
Raytheon Co.	11,825	1,168,192
Rockwell Collins, Inc.	5,600	446,152

		2,222,971
Airlines — 2.2%
Delta Air Lines, Inc.	26,700	925,155
United Continental Holdings, Inc. (a)(b)	39,179	1,748,559

		2,673,714
Auto Components — 1.8%
TRW Automotive Holdings Corp. (a)	26,798	2,187,253
Banks — 17.0%
Bank of America Corp.	278,033	4,782,168
Citigroup, Inc.	82,268	3,915,957
JPMorgan Chase & Co.	90,966	5,522,546
SunTrust Banks, Inc.	49,000	1,949,710
U.S. Bancorp	85,525	3,665,601
Wells Fargo & Co.	10,050	499,887

		20,335,869
Capital Markets — 1.9%
The Goldman Sachs Group, Inc.	13,748	2,252,610
Chemicals — 1.3%
Cabot Corp.	9,424	556,581
The Dow Chemical Co.	20,900	1,015,531

		1,572,112
Commercial Services & Supplies — 1.1%
Tyco International Ltd.	30,325	1,285,780
Communications Equipment — 3.0%
Brocade Communications Systems, Inc. (a)	58,800	623,868
Cisco Systems, Inc.	132,200	2,962,602

		3,586,470
Consumer Finance — 2.4%
Discover Financial Services	49,135	2,859,166
Containers & Packaging — 0.4%
Packaging Corp. of America	7,200	506,664
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B (a)(b)	4,665	582,985
The NASDAQ OMX Group, Inc.	10,825	399,876

		982,861
Diversified Telecommunication Services — 0.4%
AT&T Inc.	14,000	490,980
Electronic Equipment, Instruments & Components — 1.5%
Avnet, Inc.	21,900	1,019,007
TE Connectivity Ltd.	13,600	818,856

		1,837,863

Common Stocks	Shares	Value
Energy Equipment & Services — 0.9%
Halliburton Co.	17,500	$1,030,575
Food & Staples Retailing — 3.3%
CVS Caremark Corp.	50,455	3,777,061
Safeway, Inc.	3,711	137,084

		3,914,145
Health Care Equipment & Supplies — 1.8%
Medtronic, Inc.	35,300	2,172,362
Health Care Providers & Services — 4.8%
Aetna, Inc.	25,400	1,904,238
McKesson Corp.	3,400	600,338
UnitedHealth Group, Inc.	25,200	2,066,148
Universal Health Services, Inc., Class B	15,031	1,233,594

		5,804,318
Household Durables — 1.1%
Whirlpool Corp.	8,460	1,264,432
Household Products — 0.6%
The Procter & Gamble Co.	9,000	725,400
Industrial Conglomerates — 3.6%
3M Co.	19,075	2,587,715
General Electric Co.	65,475	1,695,148

		4,282,863
Insurance — 8.3%
Allied World Assurance Co. Holdings AG	3,700	381,803
American Financial Group, Inc.	15,900	917,589
American International Group, Inc.	66,200	3,310,662
The Chubb Corp.	18,425	1,645,353
Genworth Financial, Inc., Class A	63,900	1,132,947
HCC Insurance Holdings, Inc.	8,525	387,802
The Travelers Cos., Inc.	26,140	2,224,514

		10,000,670
Internet Software & Services — 1.1%
AOL, Inc. (a)	14,700	643,419
Yahoo!, Inc. (a)	20,400	732,360

		1,375,779
IT Services — 1.2%
DST Systems, Inc.	9,500	900,505
Total System Services, Inc.	19,651	597,587

		1,498,092
Machinery — 2.9%
Ingersoll-Rand PLC	25,610	1,465,916
Kennametal, Inc.	8,100	358,830
Oshkosh Corp.	7,600	447,412
Parker Hannifin Corp.	9,736	1,165,497

		3,437,655

Portfolio Abbreviation
ADR American Depositary Receipts

60	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock Large Cap Value V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Media — 3.0%
Comcast Corp., Class A	55,600	$2,781,112
Twenty-First Century Fox, Inc., Class A	24,339	778,118

		3,559,230
Metals & Mining — 0.4%
Vale SA — ADR	32,400	448,092
Multiline Retail — 0.8%
Macy’s, Inc.	15,700	930,853
Oil, Gas & Consumable Fuels — 10.6%
BP PLC — ADR	32,800	1,577,680
Chevron Corp.	15,720	1,869,265
Exxon Mobil Corp.	34,400	3,360,192
Marathon Petroleum Corp.	24,179	2,104,540
PBF Energy, Inc., Class A	25,644	661,615
Suncor Energy, Inc.	70,195	2,454,017
Tesoro Corp.	13,489	682,408

		12,709,717
Paper & Forest Products — 2.6%
Domtar Corp.	16,725	1,876,879
International Paper Co.	26,540	1,217,655

		3,094,534
Pharmaceuticals — 9.0%
Eli Lilly & Co.	22,525	1,325,821
Johnson & Johnson	7,775	763,738
Merck & Co., Inc.	75,205	4,269,388
Pfizer, Inc.	138,800	4,458,256

		10,817,203
Road & Rail — 0.2%
Norfolk Southern Corp.	3,100	301,227
Semiconductors & Semiconductor Equipment — 1.0%
Applied Materials, Inc.	56,450	1,152,709
Software — 1.7%
Activision Blizzard, Inc.	23,000	470,120

Common Stocks	Shares	Value
Software (concluded)
CA, Inc.	15,000	$464,550
Oracle Corp.	15,680	641,469
Symantec Corp.	21,400	427,358

		2,003,497
Specialty Retail — 2.1%
Lowe’s Cos., Inc.	50,400	2,464,560
Technology Hardware, Storage & Peripherals — 3.1%
Apple, Inc.	1,160	622,618
EMC Corp.	61,900	1,696,679
Western Digital Corp.	15,740	1,445,247

		3,764,544
Total Long-Term Investments (Cost — $86,401,836) — 99.7%		119,546,770

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(d)	669,046	669,046

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.16% (c)(d)(e)	$858	857,950
Total Short-Term Securities (Cost — $1,526,996) — 1.3%		1,526,996
Total Investments (Cost — $87,928,832*) — 101.0%		121,073,766
Liabilities in Excess of Other Assets — (1.0)%		(1,223,249)

Net Assets — 100.0%		$119,850,517

Notes to Schedule of Investments

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$89,936,441

Gross unrealized appreciation	$31,986,590
Gross unrealized depreciation	(849,265)

Net unrealized appreciation	$31,137,325

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2013	Net Activity	Shares/Beneficial Interest Held at March 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	722,380	(53,334)	669,046	$90
BlackRock Liquidity Series, LLC, Money Market Series	—	$857,950	$857,950	—

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	61

Schedule of Investments (concluded)	BlackRock Large Cap Value V.I. Fund

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$119,546,770	—	—	$119,546,770
Short-Term Securities	669,046	$857,950	—	1,526,996
Total	$120,215,816	$857,950	—	$121,073,766

[1]	See above Schedule of Investments for values in each industry.

There were no transfers between levels during the period ended March 31, 2014.

62	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Schedule of Investments March 31, 2014 (Unaudited)	BlackRock Managed Volatility V.I. Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Countrywide Asset-Backed Certificates, Series 2004-5, Class A, 1.05%, 10/25/34 (a)	$7	$6,940
Morgan Stanley ABS Capital I, Inc., Trust, Series 2005-HE1, Class A2MZ, 0.75%, 12/25/34 (a)	8	7,231
New Century Home Equity Loan Trust, Series 2005-2, Class A2MZ, 0.41%, 6/25/35 (a)	13	12,941
SASCO Mortgage Loan Trust, Series 2005-GEL2, Class A, 0.43%, 4/25/35 (a)	2	2,339
Structured Asset Investment Loan Trust, Series 2004-8, Class M4, 1.65%, 9/25/34 (a)	14	10,436
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, 0.45%, 1/25/35 (a)	16	14,965
Total Asset-Backed Securities — 0.2%		54,852

Investment Companies	Shares
Consumer Discretionary Select Sector SPDR Fund	15,800	1,022,576
Financial Select Sector SPDR Fund	103,820	2,319,339
Health Care Select Sector SPDR Fund	17,896	1,046,737
iShares 1-3 Year Credit Bond ETF (b)	10,156	1,071,052
iShares Core Total U.S. Bond Market ETF (b)	24,611	2,656,757
iShares MSCI EAFE ETF (b)	11,192	751,767
iShares MSCI Emerging Markets ETF (b)(c)	10,559	432,813
SPDR Barclays International Treasury Bond ETF	80,574	4,784,484
Technology Select Sector SPDR Fund	22,710	825,509
Total Investment Companies — 63.8%		14,911,034

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Collateralized Mortgage Obligations — 0.4%
Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 9/25/37	$34	$27,758
Credit Suisse Mortgage Capital Certificates:
Series 2011-2R, Class 2A1, 2.61%, 7/27/36 (a)(d)	29	29,009
Series 2011-5R, Class 2A1, 2.54%, 8/27/46 (a)(d)	26	24,377
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 0.95%, 11/25/34 (a)	7	7,133
Total Non-Agency Mortgage-Backed Securities — 0.4%		88,277
Total Long-Term Investments (Cost — $15,001,624) — 64.4%		15,054,163

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)(e)	7,794,538	7,794,538

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.16% (b)(e)(f)	$433	432,640
Total Short-Term Securities (Cost — $8,227,178) — 35.2%		8,227,178
Total Investments (Cost — $23,228,802*) — 99.6%		23,281,341
Other Assets Less Liabilities — 0.4%		92,749

Net Assets — 100.0%		$23,374,090

Portfolio Abbreviations

AUD	Australian Dollar	GBP	British Pound	SPDR	Standard & Poor’s Depositary Receipts
CHF	Swiss Franc	JPY	Japanese Yen	TWD	New Taiwan Dollar
ETF	Exchange Traded Fund	KRW	South Korean Won
EUR	Euro	S&P	Standard & Poor’s

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	63

Schedule of Investments (continued)	BlackRock Managed Volatility V.I. Fund

Notes to Schedule of Investments

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$23,244,377

Gross unrealized appreciation	$253,949
Gross unrealized depreciation	(216,985)

Net unrealized appreciation	$36,964

(a)	Variable rate security. Rate shown is as of report date.

(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares Sold	Shares/ Beneficial Interest Held at March 31, 2014	Value at March 31, 2014	Income	Realized Gain (Loss)
BlackRock Liquidity Funds, TempFund, Institutional Class	4,965,981	2,828,557	[1]	—	7,794,538	$7,794,538	$329	—
BlackRock Liquidity Series, LLC, Money Market Series	—	$432,640	[1]	—	$432,640	$432,640	$140	—
iShares 1-3 Year Credit Bond ETF	10,156	—		—	10,156	$1,071,052	$1,754	—
iShares Core Total U.S. Bond Market ETF	24,611	—		—	24,611	$2,656,757	$9,985	—
iShares MSCI EAFE ETF	18,186	—		6,994	11,192	$751,767	—	$62,231
iShares MSCI Emerging Markets ETF	22,585	—		12,026	10,559	$432,813	—	$(55,685)
iShares MSCI Mexico Capped Investable Market ETF	1,037	—		1,037	—	—	—	$(6,655)

[1]	Represents net shares/beneficial interest purchased.

(c)	Security, or a portion of security, is on loan.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts outstanding as of March 31, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
6	CAC 40 Index	NYSE Liffe	April 2014	$	362,958	$12,695
2	AUD Currency Futures	Chicago Mercantile	June 2014	$	184,500	5,965
9	Australian Government Bonds (10 Year)	Sydney	June 2014	$	964,436	5,754
2	CHF Currency Futures	Chicago Mercantile	June 2014	$	282,950	(3,243)
2	DAX Index	Eurex	June 2014	$	660,346	36,227
15	E-Mini NASDAQ 100 Index	Chicago Mercantile	June 2014	$	1,075,875	(17,590)
29	Euro STOXX 50 Index	Eurex	June 2014	$	1,238,514	66,791
8	Nikkei 225 Index	Osaka	June 2014	$	1,149,445	(20,413)
(17)	E-Mini S&P 500 Futures	Chicago Mercantile	June 2014	$	1,584,910	(21,074)
(11)	EUR Currency Futures	Chicago Mercantile	June 2014	$	1,893,925	17,568
(1)	FTSE 100 Index Futures	NYSE Liffe	June 2014	$	109,089	(1,478)
(4)	GBP Currency Futures	Chicago Mercantile	June 2014	$	416,550	(1,481)
(18)	JPY Currency Futures	Chicago Mercantile	June 2014	$	218,070,000	11,428
(14)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June 2014	$	1,729,000	16,824
Total						$107,973

64	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock Managed Volatility V.I. Fund

•	OTC total return swaps outstanding as of March 31, 2014 were as follows:

Reference Entity	Fixed Amount	Counterparty	Expiration Date	Contract Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation
TAIEX Future
Contract April 2014	TWD 10,479,314[1]	Deutsche Bank AG	4/16/14	6	$2,256	—	$2,256
KOSPI 200 Future		Credit Suisse
Contract June 2014	KRW 382,726,500[1]	International	6/12/14	3	4,578	—	4,578
Total					$6,834	—	$6,834

[1]	Fund receives the total return of the reference entity and pays the fixed amount. Net payment made at termination.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$54,852	—	$54,852
Investment Companies	$14,911,034	—	—	14,911,034
Non-Agency Mortgage-Backed Securities	—	88,277	—	88,277
Short-Term Securities	7,794,538	432,640	—	8,227,178
Total	$22,705,572	$575,769	—	$23,281,341

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$115,713	$6,834	—	$122,547
Foreign currency exchange contracts	34,961	—	—	34,961
Interest rate contracts	22,578	—	—	22,578
Liabilities:
Equity contracts	(60,555)	—	—	(60,555)
Foreign currency exchange contracts	(4,724)	—	—	(4,724)
Total	$107,973	$6,834	—	$114,807

[1] Derivative financial instruments are swaps and financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	65

Schedule of Investments (concluded)	BlackRock Managed Volatility V.I. Fund

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$69,099	—	—	$69,099
Foreign currency at value	51,309	—	—	51,309
Cash pledged for financial futures contracts	431,000	—	—	431,000
Liabilities:
Collateral on securities loaned at value	—	$(432,640)	—	(432,640)
Total	$551,408	$(432,640)	—	$118,768

There were no transfers between levels during the period ended March 31, 2014.

66	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Schedule of Investments March 31, 2014 (Unaudited)	BlackRock Money Market V.I. Fund
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 5.2%
Citibank N.A., 0.23%, 8/06/14	$3,000	$3,000,000
Wells Fargo Bank N.A., 0.22%, 11/26/14 (a)	7,000	7,000,000
Total Certificates of Deposit — 5.2%		10,000,000

Commercial Paper
Barton Capital LLC, 0.06%, 4/07/14 (b)	6,000	5,999,940
BNP Paribas Finance, Inc.:
0.07%, 4/04/14 (b)	2,500	2,499,985
0.22%, 6/02/14 (b)	4,000	3,998,484
0.33%, 6/06/14 (b)	2,800	2,798,306
Cafco LLC, 0.24%, 8/04/14 (b)	8,000	7,993,333
Charta LLC, 0.18%, 5/12/14 (b)	8,000	7,998,360
Collateralized Commercial Paper Co. LLC:
0.30%, 5/07/14 (b)	3,800	3,798,860
0.30%, 8/01/14 (b)	2,000	1,997,967
Deutsche Bank Financial LLC:
0.29%, 5/19/14 (b)	4,000	3,998,453
0.23%, 6/27/14 (b)	5,000	4,997,221
Fairway Finance Co. LLC, 0.18%, 6/18/14 (a)	4,000	4,000,000
General Electric Capital Corp., 0.20%, 8/04/14 (b)	9,000	8,993,750
ING US Funding LLC:
0.25%, 6/02/14 (b)	4,000	3,998,312
0.18%, 6/04/14 (b)	5,000	4,998,400
Nieuw Amsterdam Receivables Corp., 0.14%, 5/19/14 (b)	6,000	5,998,880
Rabobank USA Financial Corp., 0.29%, 5/08/14 (b)	7,000	6,997,914
Sheffield Receivables Corp., 0.21%, 7/14/14 (b)	5,000	4,996,967
Societe Generale North America, Inc.:
0.25%, 5/02/14 (b)	5,000	4,998,945
0.21%, 5/28/14 (b)	1,500	1,499,501
Total Commercial Paper — 48.4%		92,563,578

Municipal Bonds (c)
Blount County Public Building Authority RB (Solar Eclipse Project) Eclipse Funding Trust Series 2007-B-12-A-0005 VRDN (US Bank N.A. LOC, US Bank N.A. SBPA), 0.06%, 4/07/14 (d)(e)	1,915	1,915,000
New York State HFA RB (10 Barclay Street Project) Series 2004A VRDN (Fannie Mae Guaranty), 0.06%, 4/07/14	5,000	5,000,000
New York State HFA RB (Biltmore Tower Housing Project) Series 2002A VRDN (Fannie Mae Guaranty), 0.05%, 4/07/14	3,000	3,000,000

Municipal Bonds (c)	Par (000)	Value
New York State HFA RB (Victory Housing Project) Series 2001A VRDN (Freddie Mac Guaranty, Federal Home Loan Bank SBPA), 0.05%, 4/07/14	$5,000	$5,000,000
Total Municipal Bonds — 7.8%		14,915,000

U.S. Government Sponsored Agency Obligations (a)
Fannie Mae Variable Rate Notes, 0.12%, 02/27/15	2,000	1,999,543
Federal Farm Credit Bank Variable Rate Notes:
0.09%, 8/26/14	4,500	4,499,819
0.19%, 7/20/15	2,300	2,301,528
Federal Home Loan Bank Variable Rate Notes:
0.10%, 08/20/14	8,000	8,000,000
0.10%, 08/21/14	5,000	5,000,000
0.09%, 09/05/14	3,000	2,999,869
Freddie Mac Variable Rate Notes, 0.14%, 11/25/15	4,000	4,000,000
Total U.S. Government Sponsored Agency Obligations — 15.0%		28,800,759

U.S. Treasury Obligations
U.S. Treasury Bills: (b)
0.09%, 9/11/14	3,000	2,998,812
0.12%, 3/05/15	2,000	1,997,765
U.S. Treasury Notes:
0.25%, 4/30/14	4,925	4,925,354
0.25%, 1/31/15	4,000	4,003,235
0.10%, 1/31/16 (a)	2,000	1,999,108
Total U.S. Treasury Obligations — 8.3%		15,924,274

Repurchase Agreements
Deutsche Bank Securities, Inc., 0.12%, 4/01/14	11,093	11,093,000

(Purchased on 3/31/14 to be repurchased at $11,093,037, collateralized by various U.S. government sponsored agency obligations, 0.56% to 7.60% due from 6/15/28 to 11/16/55, aggregate original par and fair value of $18,447,226 and $11,875,980, respectively)

Total Value of Deutsche Bank Securities, Inc. (collateral value of $11,875,980)		11,093,000

Portfolio Abbreviations

HFA	Housing Finance Agency	SBPA	Stand-by Bond Purchase	VRDN	Variable Rate Demand Notes
LOC	Letter of Credit		Agreement
RB	Revenue Bonds

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	67

Schedule of Investments (concluded)	BlackRock Money Market V.I. Fund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Goldman Sachs & Co., 0.06%, 4/01/14	$16,000	$16,000,000

(Purchased on 3/25/14 to be repurchased at $16,000,187, collateralized by Ginnie Mae Bonds, 4.59% to 5.95% due from 3/20/41 to 9/20/43, aggregate original par and fair value of $95,735,209 and $17,120,000, respectively)

Total Value of Goldman Sachs & Co. (collateral value of $17,120,000)		16,000,000

Repurchase Agreements	Par (000)	Value
Mizuho Securities USA, Inc., 1.12%, 5/02/14 (c)	$2,100	$2,100,000

(Purchased on 3/04/13 to be repurchased at $2,127,701, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 1.74% to 6.00% due from 10/25/37 to 11/15/42, aggregate original par and fair value of $3,623,776 and $2,620,963, respectively)

Total Value of Mizuho Securities USA, Inc. (collateral value of $2,620,963)		2,100,000
Total Repurchase Agreements — 15.3%		29,193,000
Total Investments (Cost — $191,396,611*) — 100.0%		191,396,611
Liabilities in Excess of Other Assets — 0.0%		(58,936)

Net Assets — 100.0%		$191,337,675

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Rate shown reflects the discount rate at the time of purchase.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$191,396,611	—	$191,396,611
[1] See above Schedule of Investments for values in each security type.

There were no transfers between levels during the period ended March 31, 2014.

68	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Schedule of Investments March 31, 2014 (Unaudited)	BlackRock S&P 500 Index V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.7%
The Boeing Co.	7,894	$990,618
General Dynamics Corp.	3,752	408,668
Honeywell International, Inc.	9,055	839,942
L-3 Communications Holdings, Inc.	989	116,850
Lockheed Martin Corp.	3,118	508,982
Northrop Grumman Corp.	2,501	308,573
Precision Castparts Corp.	1,682	425,142
Raytheon Co.	3,629	358,509
Rockwell Collins, Inc.	1,554	123,807
Textron, Inc.	3,295	129,461
United Technologies Corp.	9,734	1,137,321

		5,347,873
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	1,729	90,582
Expeditors International of Washington, Inc.	2,353	93,249
FedEx Corp.	3,207	425,120
United Parcel Service, Inc., Class B	8,189	797,445

		1,406,396
Airlines — 0.3%
Delta Air Lines, Inc.	9,839	340,921
Southwest Airlines Co.	8,139	192,162

		533,083
Auto Components — 0.4%
BorgWarner, Inc.	2,617	160,867
Delphi Automotive PLC	3,221	218,577
The Goodyear Tire & Rubber Co.	2,911	76,064
Johnson Controls, Inc.	7,662	362,566

		818,074
Automobiles — 0.7%
Ford Motor Co.	45,553	710,627
General Motors Co.	15,077	518,950
Harley-Davidson, Inc.	2,543	169,389

		1,398,966
Banks — 5.9%
Bank of America Corp.	121,992	2,098,262
BB&T Corp.	8,211	329,836
Citigroup, Inc.	35,058	1,668,761
Comerica, Inc.	2,097	108,625
Fifth Third Bancorp	9,821	225,392
Huntington Bancshares, Inc.	9,525	94,964
JPMorgan Chase & Co.	43,720	2,654,241
KeyCorp	10,314	146,871
M&T Bank Corp.	1,524	184,861
Regions Financial Corp.	16,404	182,248
SunTrust Banks, Inc.	6,156	244,947
U.S. Bancorp	21,072	903,146
Wells Fargo & Co.	55,281	2,749,677
Zions Bancorp	2,144	66,421

		11,658,252
Beverages — 2.1%
Beam, Inc.	1,913	159,353
Brown-Forman Corp., Class B	1,864	167,182
The Coca-Cola Co.	43,748	1,691,298
Coca-Cola Enterprises, Inc.	2,715	129,668
Constellation Brands, Inc., Class A (a)	1,916	162,803
Dr. Pepper Snapple Group, Inc.	2,251	122,589
Molson Coors Brewing Co., Class B	1,814	106,772
Monster Beverage Corp. (a)	1,562	108,481
PepsiCo, Inc.	17,574	1,467,429

		4,115,575

Common Stocks	Shares	Value
Biotechnology — 2.3%
Alexion Pharmaceuticals, Inc. (a)	2,285	$347,617
Amgen, Inc.	8,717	1,075,155
Biogen Idec, Inc. (a)	2,729	834,719
Celgene Corp. (a)	4,686	654,166
Gilead Sciences, Inc. (a)	17,760	1,258,474
Regeneron Pharmaceuticals, Inc. (a)	913	274,156
Vertex Pharmaceuticals, Inc. (a)	2,727	192,853

		4,637,140
Building Products — 0.1%
Allegion PLC (a)	1,012	52,796
Masco Corp.	4,164	92,482

		145,278
Capital Markets — 2.1%
Ameriprise Financial, Inc.	2,202	242,374
The Bank of New York Mellon Corp.	13,098	462,228
BlackRock, Inc. (b)	1,450	455,996
The Charles Schwab Corp.	13,498	368,900
E*Trade Financial Corp. (a)	3,383	77,877
Franklin Resources, Inc.	4,643	251,558
The Goldman Sachs Group, Inc.	4,865	797,130
Invesco Ltd. (c)	4,995	184,815
Legg Mason, Inc.	1,236	60,613
Morgan Stanley	16,199	504,923
Northern Trust Corp.	2,584	169,407
State Street Corp.	4,980	346,359
T. Rowe Price Group, Inc.	3,038	250,179

		4,172,359
Chemicals — 2.6%
Air Products & Chemicals, Inc.	2,455	292,243
Airgas, Inc.	783	83,397
CF Industries Holdings, Inc.	640	166,810
The Dow Chemical Co.	14,039	682,155
E.I. du Pont de Nemours & Co.	10,705	718,306
Eastman Chemical Co.	1,770	152,592
Ecolab, Inc.	3,119	336,821
FMC Corp.	1,533	117,366
International Flavors & Fragrances, Inc.	930	88,973
LyondellBasell Industries NV, Class A	4,983	443,188
Monsanto Co.	6,074	691,039
The Mosaic Co.	3,899	194,950
PPG Industries, Inc.	1,598	309,149
Praxair, Inc.	3,385	443,333
The Sherwin-Williams Co.	976	192,399
Sigma-Aldrich Corp.	1,377	128,584

		5,041,305
Commercial Banks — 0.3%
PNC Financial Services Group, Inc. (b)	6,167	536,529
Commercial Services & Supplies — 0.5%
The ADT Corp.	2,110	63,196
Cintas Corp.	1,153	68,730
Iron Mountain, Inc.	2,026	55,857
Pitney Bowes, Inc.	2,383	61,934
Republic Services, Inc.	3,107	106,135
Stericycle, Inc. (a)	986	112,029
Tyco International Ltd.	5,281	223,914
Waste Management, Inc.	5,019	211,149

		902,944
Communications Equipment — 1.7%
Cisco Systems, Inc.	59,460	1,332,499
F5 Networks, Inc. (a)	859	91,595

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	69

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Communications Equipment (concluded)
Harris Corp.	1,216	$88,963
Juniper Networks, Inc. (a)	5,809	149,640
Motorola Solutions, Inc.	2,602	167,283
QUALCOMM, Inc.	19,525	1,539,742

		3,369,722
Construction & Engineering — 0.2%
Fluor Corp.	1,839	142,945
Jacobs Engineering Group, Inc. (a)	1,506	95,631
Quanta Services, Inc. (a)	2,483	91,623

		330,199
Construction Materials — 0.0%
Vulcan Materials Co.	1,489	98,944
Consumer Finance — 1.0%
American Express Co.	10,547	949,546
Capital One Financial Corp.	6,630	511,571
Discover Financial Services	5,433	316,146
SLM Corp.	4,998	122,351

		1,899,614
Containers & Packaging — 0.2%
Avery Dennison Corp.	1,088	55,129
Ball Corp.	1,596	87,477
Bemis Co., Inc.	1,137	44,616
MeadWestvaco Corp.	2,018	75,958
Owens-Illinois, Inc. (a)	1,948	65,901
Sealed Air Corp.	2,316	76,127

		405,208
Distributors — 0.1%
Genuine Parts Co.	1,775	154,159
Diversified Consumer Services — 0.1%
Graham Holdings Co.	51	35,891
H&R Block, Inc.	3,124	94,314

		130,205
Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc., Class B (a)	20,783	2,597,252
CME Group, Inc.	3,665	271,247
IntercontinentalExchange Group, Inc.	1,323	261,729
Leucadia National Corp.	3,591	100,548
McGraw Hill Financial, Inc.	3,114	237,598
Moody’s Corp.	2,177	172,680
The NASDAQ OMX Group, Inc.	1,364	50,386

		3,691,440
Diversified Telecommunication Services — 2.4%
AT&T Inc.	60,104	2,107,847
CenturyLink, Inc.	6,666	218,911
Frontier Communications Corp.	11,213	63,914
Verizon Communications, Inc.	47,811	2,274,369
Windstream Holdings Inc	6,762	55,719

		4,720,760
Electric Utilities — 1.7%
American Electric Power Co, Inc.	5,664	286,938
Duke Energy Corp.	8,162	581,298
Edison International	3,747	212,118
Entergy Corp.	2,051	137,109
Exelon Corp.	9,952	333,989
FirstEnergy Corp.	4,811	163,718
NextEra Energy, Inc.	5,028	480,777
Northeast Utilities	3,624	164,892
Pepco Holdings, Inc.	2,947	60,355

Common Stocks	Shares	Value
Electric Utilities (concluded)
Pinnacle West Capital Corp.	1,296	$70,839
PPL Corp.	7,249	240,232
The Southern Co.	10,255	450,605
Xcel Energy, Inc.	5,724	173,781

		3,356,651
Electrical Equipment — 0.7%
AMETEK, Inc.	2,815	144,944
Eaton Corp. PLC	5,498	413,010
Emerson Electric Co.	8,095	540,746
Rockwell Automation, Inc.	1,595	198,657
Roper Industries, Inc.	1,142	152,468

		1,449,825
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	1,821	166,895
Corning, Inc.	16,062	334,411
FLIR Systems, Inc.	1,644	59,184
Jabil Circuit, Inc.	2,181	39,258
TE Connectivity Ltd.	4,720	284,191

		883,939
Energy Equipment & Services — 1.9%
Baker Hughes, Inc.	5,044	327,961
Cameron International Corp. (a)	2,493	153,993
Diamond Offshore Drilling, Inc.	820	39,983
Ensco PLC, Class A	2,687	141,820
FMC Technologies, Inc. (a)	2,721	142,281
Halliburton Co.	9,826	578,653
Helmerich & Payne, Inc.	1,233	132,621
Nabors Industries Ltd.	3,078	75,873
National Oilwell Varco, Inc.	4,964	386,547
Noble Corp. PLC	2,988	97,827
Rowan Cos. PLC, Class A (a)	1,466	49,375
Schlumberger Ltd.	15,090	1,471,275
Transocean Ltd.	3,899	161,185

		3,759,394
Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	5,078	567,111
CVS Caremark Corp.	13,646	1,021,540
The Kroger Co.	5,985	261,245
Safeway, Inc.	2,649	97,854
Sysco Corp.	6,772	244,672
Walgreen Co.	10,094	666,507
Wal-Mart Stores, Inc.	18,680	1,427,712
Whole Foods Market, Inc.	4,280	217,039

		4,503,680
Food Products — 1.6%
Archer-Daniels-Midland Co.	7,637	331,369
Campbell Soup Co.	2,101	94,293
ConAgra Foods, Inc.	4,853	150,589
General Mills, Inc.	7,206	373,415
The Hershey Co.	1,723	179,881
Hormel Foods Corp.	1,588	78,241
The J.M. Smucker Co.	1,208	117,466
Kellogg Co.	2,958	185,496
Keurig Green Mountain, Inc.	1,492	157,540
Kraft Foods Group, Inc.	6,907	387,483
McCormick & Co., Inc.	1,519	108,973
Mead Johnson Nutrition Co.	2,323	193,134
Mondelez International, Inc., Class A	19,631	678,251

70	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Food Products (concluded)
Tyson Foods, Inc., Class A	3,124	$137,487

		3,173,618
Gas Utilities — 0.0%
AGL Resources, Inc.	1,355	66,341
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	17,856	687,635
Baxter International, Inc.	6,286	462,524
Becton Dickinson & Co.	2,232	261,323
Boston Scientific Corp. (a)	15,357	207,627
C.R. Bard, Inc.	891	131,850
CareFusion Corp. (a)	2,420	97,332
Covidien PLC	5,201	383,106
DENTSPLY International, Inc.	1,618	74,493
Edwards Lifesciences Corp. (a)	1,248	92,564
Intuitive Surgical, Inc. (a)	438	191,840
Medtronic, Inc.	11,557	711,218
St. Jude Medical, Inc.	3,274	214,087
Stryker Corp.	3,395	276,591
Varian Medical Systems, Inc. (a)	1,206	101,292
Zimmer Holdings, Inc.	1,967	186,039

		4,079,521
Health Care Providers & Services — 2.0%
Aetna, Inc.	4,185	313,749
AmerisourceBergen Corp.	2,646	173,551
Cardinal Health, Inc.	3,968	277,681
Cigna Corp.	3,140	262,912
DaVita HealthCare Partners, Inc. (a)	2,031	139,834
Express Scripts Holding Co. (a)	8,956	672,506
Humana, Inc.	1,766	199,064
Laboratory Corp. of America Holdings (a)	967	94,969
McKesson Corp.	2,659	469,500
Patterson Cos., Inc.	912	38,085
Quest Diagnostics, Inc.	1,657	95,973
Tenet Healthcare Corp. (a)	1,122	48,033
UnitedHealth Group, Inc.	11,417	936,080
WellPoint, Inc.	3,259	324,433

		4,046,370
Health Care Technology — 0.1%
Cerner Corp. (a)	3,395	190,969
Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	5,038	190,739
Chipotle Mexican Grill, Inc. (a)(c)	356	202,226
Darden Restaurants, Inc.	1,542	78,272
International Game Technology	2,740	38,524
Marriott International, Inc., Class A	2,573	144,139
McDonald’s Corp.	11,411	1,118,620
Starbucks Corp.	8,729	640,534
Starwood Hotels & Resorts Worldwide, Inc.	2,203	175,359
Wyndham Worldwide Corp.	1,496	109,552
Wynn Resorts Ltd.	942	209,265
Yum! Brands, Inc.	5,121	386,072

		3,293,302
Household Durables — 0.4%
D.R. Horton, Inc.	3,247	70,298
Garmin Ltd.	1,396	77,143
Harman International Industries, Inc.	797	84,801
Leggett & Platt, Inc.	1,572	51,310
Lennar Corp., Class A	2,068	81,934
Mohawk Industries, Inc. (a)	701	95,322
Newell Rubbermaid, Inc.	3,172	94,843
PulteGroup, Inc.	3,965	76,088

Common Stocks	Shares	Value
Household Durables (concluded)
Whirlpool Corp.	903	$134,962

		766,701
Household Products — 1.9%
The Clorox Co.	1,518	133,599
Colgate-Palmolive Co.	10,060	652,592
Kimberly-Clark Corp.	4,389	483,887
The Procter & Gamble Co.	31,304	2,523,102

		3,793,180
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	7,549	107,800
NRG Energy, Inc.	3,800	120,840

		228,640
Industrial Conglomerates — 2.3%
3M Co.	7,266	985,706
Danaher Corp.	6,937	520,275
General Electric Co.	115,819	2,998,554

		4,504,535
Insurance — 2.8%
ACE Ltd.	3,880	384,353
Aflac, Inc.	5,259	331,527
The Allstate Corp.	5,158	291,840
American International Group, Inc.	16,870	843,669
AON PLC	3,462	291,777
Assurant, Inc.	810	52,618
The Chubb Corp.	2,833	252,987
Cincinnati Financial Corp.	1,676	81,554
Genworth Financial, Inc., Class A (a)	5,653	100,228
The Hartford Financial Services Group, Inc.	5,142	181,358
Lincoln National Corp.	3,078	155,962
Loews Corp.	3,518	154,968
Marsh & McLennan Cos., Inc.	6,311	311,132
MetLife, Inc.	12,974	685,027
Principal Financial Group, Inc.	3,149	144,823
The Progressive Corp.	6,349	153,773
Prudential Financial, Inc.	5,324	450,677
Torchmark Corp.	1,029	80,982
The Travelers Cos., Inc.	4,065	345,932
Unum Group	2,995	105,753
XL Group PLC	3,138	98,064

		5,499,004
Internet & Catalog Retail — 1.3%
Amazon.com, Inc. (a)	4,295	1,445,353
Expedia, Inc.	1,172	84,970
NetFlix, Inc. (a)	691	243,253
priceline.com, Inc. (a)	602	717,518
TripAdvisor, Inc. (a)	1,272	115,230

		2,606,324
Internet Software & Services — 3.1%
Akamai Technologies, Inc. (a)	2,059	119,854
eBay, Inc. (a)	13,454	743,199
Facebook, Inc., Class A (a)	19,724	1,188,174
Google, Inc., Class A (a)	3,259	3,632,188
VeriSign, Inc. (a)	1,463	78,870
Yahoo!, Inc. (a)	10,849	389,479

		6,151,764
IT Services — 3.5%
Accenture PLC, Class A	7,356	586,420
Alliance Data Systems Corp. (a)	614	167,284
Automatic Data Processing, Inc.	5,574	430,647

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	71

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
IT Services (concluded)
Cognizant Technology Solutions Corp., Class A (a)	7,009	$354,726
Computer Sciences Corp.	1,688	102,664
Fidelity National Information Services, Inc.	3,349	179,004
Fiserv, Inc. (a)	2,915	165,251
International Business Machines Corp.	11,299	2,174,945
MasterCard, Inc., Class A	11,778	879,817
Paychex, Inc.	3,739	159,281
Teradata Corp. (a)	1,834	90,214
Total System Services, Inc.	1,870	56,867
Visa, Inc., Class A	5,856	1,264,076
The Western Union Co.	6,353	103,935
Xerox Corp.	12,842	145,115

		6,860,246
Leisure Products — 0.1%
Hasbro, Inc.	1,362	75,754
Mattel, Inc.	3,972	159,317

		235,071
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	3,858	215,739
PerkinElmer, Inc.	1,326	59,750
Thermo Fisher Scientific, Inc.	4,521	543,605
Waters Corp. (a)	979	106,133

		925,227
Machinery — 1.7%
Caterpillar, Inc.	7,365	731,860
Cummins, Inc.	2,004	298,576
Deere & Co.	4,266	387,353
Dover Corp.	1,960	160,230
Flowserve Corp.	1,604	125,657
Illinois Tool Works, Inc.	4,510	366,798
Ingersoll-Rand PLC	2,982	170,690
Joy Global, Inc.	1,146	66,468
PACCAR, Inc.	4,072	274,616
Pall Corp.	1,270	113,627
Parker Hannifin Corp.	1,716	205,422
Pentair Ltd.	2,293	181,927
Snap-On, Inc.	678	76,939
Stanley Black & Decker, Inc.	1,785	145,013
Xylem, Inc.	2,150	78,303

		3,383,479
Media — 3.5%
Cablevision Systems Corp., New York Group, Class A	2,526	42,614
CBS Corp., Class B	6,368	393,542
Comcast Corp., Class A	30,094	1,505,302
DIRECTV (a)	5,467	417,788
Discovery Communications, Inc., Class A (a)(c)	2,560	211,712
Gannett Co., Inc.	2,584	71,318
The Interpublic Group of Cos., Inc.	4,856	83,232
News Corp., Class A (a)	5,843	100,616
Omnicom Group, Inc.	3,002	217,945
Scripps Networks Interactive, Inc., Class A	1,255	95,267
Time Warner Cable, Inc.	3,202	439,250
Time Warner, Inc.	10,302	673,030
Twenty-First Century Fox, Inc., Class A	22,400	716,128
Viacom, Inc., Class B	4,598	390,784
The Walt Disney Co.	18,829	1,507,638

		6,866,166
Metals & Mining — 0.5%
Alcoa, Inc.	12,553	161,557

Common Stocks	Shares	Value
Metals & Mining (concluded)
Allegheny Technologies, Inc.	1,274	$48,004
Cliffs Natural Resources, Inc. (c)	1,807	36,971
Freeport-McMoRan Copper & Gold, Inc.	12,034	397,964
Newmont Mining Corp.	5,727	134,241
Nucor Corp.	3,660	184,976
United States Steel Corp.	1,707	47,130

		1,010,843
Multiline Retail — 0.7%
Dollar General Corp. (a)	3,389	188,022
Dollar Tree, Inc. (a)(c)	2,394	124,919
Family Dollar Stores, Inc.	1,079	62,593
Kohl’s Corp.	2,315	131,492
Macy’s, Inc.	4,238	251,271
Nordstrom, Inc.	1,639	102,356
Target Corp.	7,320	442,933

		1,303,586
Multi-Utilities — 1.1%
Ameren Corp.	2,772	114,206
CenterPoint Energy, Inc.	4,925	116,673
CMS Energy Corp.	3,133	91,734
Consolidated Edison, Inc.	3,369	180,747
Dominion Resources, Inc.	6,718	476,911
DTE Energy Co.	2,034	151,106
Integrys Energy Group, Inc.	944	56,310
NiSource, Inc.	3,663	130,146
PG&E Corp.	5,287	228,398
Public Service Enterprise Group, Inc.	5,818	221,899
SCANA Corp.	1,645	84,421
Sempra Energy	2,614	252,931
TECO Energy, Inc.	2,410	41,332
Wisconsin Energy Corp.	2,604	121,216

		2,268,030
Oil, Gas & Consumable Fuels — 8.0%
Anadarko Petroleum Corp.	5,824	493,642
Apache Corp.	4,553	377,671
Cabot Oil & Gas Corp.	4,844	164,115
Chesapeake Energy Corp.	5,814	148,955
Chevron Corp.	22,038	2,620,539
ConocoPhillips	14,157	995,945
CONSOL Energy, Inc.	2,624	104,829
Denbury Resources, Inc.	4,167	68,339
Devon Energy Corp.	4,437	296,968
EOG Resources, Inc.	3,155	618,916
EQT Corp.	1,734	168,146
Exxon Mobil Corp.	49,884	4,872,669
Hess Corp.	3,152	261,238
Kinder Morgan, Inc.	7,744	251,603
Marathon Oil Corp.	8,012	284,586
Marathon Petroleum Corp.	3,399	295,849
Murphy Oil Corp.	1,972	123,960
Newfield Exploration Co. (a)	1,606	50,364
Noble Energy, Inc.	4,177	296,734
Occidental Petroleum Corp.	9,173	874,095
ONEOK, Inc.	2,423	143,563
Peabody Energy Corp.	3,184	52,027
Phillips 66	6,781	522,544
Pioneer Natural Resources Co.	1,656	309,904
QEP Resources, Inc.	2,011	59,204
Range Resources Corp.	1,880	155,984
Southwestern Energy Co. (a)	4,101	188,687
Spectra Energy Corp.	7,706	284,660
Tesoro Corp.	1,499	75,834

72	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Valero Energy Corp.	6,144	$326,246
The Williams Cos., Inc.	7,933	321,921

		15,809,737
Paper & Forest Products — 0.1%
International Paper Co.	5,036	231,052
Personal Products — 0.1%
Avon Products, Inc.	5,088	74,488
The Estee Lauder Cos., Inc., Class A	2,945	196,962

		271,450
Pharmaceuticals — 6.0%
AbbVie, Inc.	18,351	943,241
Actavis PLC (a)	2,016	414,994
Allergan, Inc.	3,447	427,773
Bristol-Myers Squibb Co.	18,989	986,479
Eli Lilly & Co.	11,350	668,061
Forest Laboratories, Inc. (a)	2,759	254,573
Hospira, Inc. (a)	1,940	83,905
Johnson & Johnson	32,660	3,208,192
Merck & Co., Inc.	33,951	1,927,398
Mylan, Inc. (a)(c)	4,290	209,481
Perrigo Co. PLC	1,548	239,414
Pfizer, Inc.	73,681	2,366,634
Zoetis, Inc.	5,751	166,434

		11,896,579
Professional Services — 0.2%
The Dun & Bradstreet Corp.	420	41,727
Equifax, Inc.	1,393	94,766
Nielsen Holdings N.V.	3,284	146,565
Robert Half International, Inc.	1,614	67,707

		350,765
Real Estate Investment Trusts (REITs) — 2.0%
American Tower Corp.	4,575	374,555
Apartment Investment & Management Co., Class A	1,722	52,039
AvalonBay Communities, Inc.	1,399	183,717
Boston Properties, Inc.	1,758	201,344
Crown Castle International Corp.	3,842	283,463
Equity Residential	3,855	223,551
General Growth Properties, Inc.	6,011	132,242
HCP, Inc. (c)	5,248	203,570
Health Care REIT, Inc. (c)	3,372	200,971
Host Hotels & Resorts, Inc.	8,699	176,068
Kimco Realty Corp. (c)	4,795	104,915
The Macerich Co.	1,607	100,164
Plum Creek Timber Co., Inc.	2,023	85,047
Prologis, Inc. (c)	5,736	234,201
Public Storage (c)	1,662	280,030
Simon Property Group, Inc.	3,629	595,154
Ventas, Inc.	3,382	204,848
Vornado Realty Trust	2,001	197,216
Weyerhaeuser Co.	6,805	199,727

		4,032,822
Real Estate Management & Development — 0.0%
CBRE Group, Inc., Class A (a)	3,180	87,227
Road & Rail — 0.9%
CSX Corp.	11,658	337,732
Kansas City Southern	1,268	129,412
Norfolk Southern Corp.	3,585	348,354
Ryder System, Inc.	625	49,950
Union Pacific Corp.	5,252	985,590

		1,851,038

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment — 2.1%
Altera Corp.	3,694	$133,871
Analog Devices, Inc.	3,637	193,270
Applied Materials, Inc.	14,004	285,962
Broadcom Corp., Class A	6,377	200,748
First Solar, Inc. (a)	816	56,949
Intel Corp.	57,406	1,481,649
KLA-Tencor Corp.	1,912	132,196
Lam Research Corp. (a)	1,898	104,390
Linear Technology Corp.	2,741	133,459
LSI Corp.	6,351	70,306
Microchip Technology, Inc.	2,282	108,988
Micron Technology, Inc. (a)(c)	12,254	289,930
NVIDIA Corp.	6,388	114,409
Texas Instruments, Inc.	12,512	589,941
Xilinx, Inc.	3,086	167,477

		4,063,545
Software — 3.5%
Adobe Systems, Inc. (a)	5,346	351,446
Autodesk, Inc. (a)	2,643	129,983
CA, Inc.	3,737	115,735
Citrix Systems, Inc. (a)	2,095	120,316
Electronic Arts, Inc. (a)	3,532	102,463
Intuit, Inc.	3,276	254,644
Microsoft Corp. (d)	87,198	3,574,246
Oracle Corp.	39,974	1,635,336
Red Hat, Inc. (a)	2,217	117,457
Salesforce.com, Inc. (a)	6,483	370,114
Symantec Corp.	8,006	159,880

		6,931,620
Specialty Retail — 2.1%
AutoNation, Inc. (a)	702	37,367
AutoZone, Inc. (a)	386	207,321
Bed Bath & Beyond, Inc. (a)	2,470	169,936
Best Buy Co., Inc.	3,117	82,320
CarMax, Inc. (a)(c)	2,569	120,229
GameStop Corp., Class A	1,300	53,430
The Gap, Inc.	3,047	122,063
The Home Depot, Inc.	16,259	1,286,575
L Brands, Inc.	2,805	159,240
Lowe’s Cos., Inc.	12,088	591,103
O’Reilly Automotive, Inc. (a)(c)	1,234	183,113
PetSmart, Inc.	1,211	83,426
Ross Stores, Inc.	2,492	178,303
Staples, Inc.	7,512	85,186
Tiffany & Co.	1,267	109,152
TJX Cos., Inc.	8,229	499,089
Tractor Supply Co.	1,605	113,361
Urban Outfitters, Inc. (a)	1,287	46,937

		4,128,151
Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc.	10,297	5,526,812
EMC Corp.	23,378	640,791
Hewlett-Packard Co.	21,872	707,778
NetApp, Inc.	3,819	140,921
SanDisk Corp.	2,598	210,932
Seagate Technology PLC	3,809	213,913
Western Digital Corp.	2,421	222,296

		7,663,443
Textiles, Apparel & Luxury Goods — 0.8%
Coach, Inc.	3,226	160,203
Fossil Group, Inc. (a)	553	64,485
Michael Kors Holdings Ltd. (a)	2,063	192,416

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	73

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (concluded)
NIKE, Inc., Class B	8,593	$634,679
PVH Corp.	938	117,034
Ralph Lauren Corp.	681	109,593
VF Corp.	4,051	250,676

		1,529,086
Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	5,611	55,156
People’s United Financial, Inc.	3,553	52,833

		107,989
Tobacco — 1.4%
Altria Group, Inc.	22,999	860,853
Lorillard, Inc.	4,178	225,946
Philip Morris International, Inc.	18,298	1,498,057
Reynolds American, Inc.	3,605	192,579

		2,777,435
Trading Companies & Distributors — 0.2%
Fastenal Co.	3,140	154,865
W.W. Grainger, Inc.	711	179,641

		334,506
Total Long-Term Investments (Cost — $74,559,396) — 97.7%		192,786,876

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)(e)	4,608,128	$4,608,128
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.16% (b)(e)(f)	$2,359	2,358,916
Total Short-Term Securities (Cost — $6,967,044) — 3.5%		6,967,044
Total Investments (Cost — $81,526,440*) — 101.2%		199,753,920
Liabilities in Excess of Other Assets — (1.2)%		(2,311,866)

Net Assets — 100.0%		$197,442,054

Notes to Schedule of Investments

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$88,961,896

Gross unrealized appreciation	$111,838,634
Gross unrealized depreciation	(1,046,610)

Net unrealized appreciation	$110,792,024

(a)	Non-income producing security.

(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2013	Shares Purchased		Shares/ Beneficial Interest Sold	Shares/Beneficial Interest Held at March 31, 2014	Value at March 31, 2014	Income	Realized Gain
BlackRock, Inc.	1,499	—		(49)	1,450	$455,996	$2,893	$2,954
BlackRock Liquidity Funds, TempFund, Institutional Class	6,895,972	—		(2,287,844)[1]	4,608,128	$4,608,128	$266	—
BlackRock Liquidity Series, LLC, Money Market Series	$285,495	$2,073,421	[2]	—	$2,358,916	$2,358,916	$600	—
PNC Financial Services Group, Inc.	6,278	48		(159)	6,167	$536,529	$2,762	$5,621

[1]	Represents net shares sold.

[2]	Represents net beneficial interest purchased.

(c)	Security, or a portion of security, is on loan.

(d)	All or a portion of security has been pledged in connection with outstanding financial futures contracts.

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

74	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Schedule of Investments (concluded)	BlackRock S&P 500 Index V.I. Fund

•	Financial futures contracts outstanding as of March 31, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation
52	E-Mini S&P 500 Futures	Chicago Mercantile	June 2014	USD	36,400	$10,449

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$192,786,876	—	—	$192,786,876
Short-Term Securities	4,608,128	$2,358,916	—	6,967,044
Total	$197,395,004	$2,358,916	—	$199,753,920

[1]	See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$10,449	—	—	$10,449

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(1,698)	—	$(1,698)
Collateral on securities loaned at value	—	(2,358,916)	—	(2,358,916)
Total	—	$(2,360,614)	—	$(2,360,614)

There were no transfers between levels during the period ended March 31, 2014.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	75

Schedule of Investments March 31, 2014 (Unaudited)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class A2, 0.87%, 12/25/33 (a)	USD	122	$110,646
ALM VIII Ltd., Series 2013-8A, Class A1A, 1.69%, 1/20/26 (a)(b)		250	249,388
American Credit Acceptance Receivables Trust, Series 2014-1, Class A, 1.14%, 3/12/18 (b)		176	175,650
AmeriCredit Automobile Receivables Trust:
Series 2011-5, Class C, 3.44%, 10/08/17		180	185,737
Series 2012-2, Class C, 2.64%, 10/10/17		235	241,502
Series 2012-3, Class C, 2.42%, 5/08/18		150	153,750
Series 2012-4, Class B, 1.31%, 11/08/17		85	85,556
Series 2012-4, Class C, 1.93%, 8/08/18		140	141,455
Series 2012-5, Class C, 1.69%, 11/08/18		220	221,242
Series 2013-4, Class B, 1.66%, 9/10/18		50	50,165
Series 2013-4, Class C, 2.72%, 9/09/19		30	30,691
Series 2013-4, Class D, 3.31%, 10/08/19		75	77,396
Series 2013-5, Class B, 1.52%, 1/08/19		60	59,678
Series 2013-5, Class C, 2.29%, 11/08/19		30	30,123
Series 2014-1, Class B, 1.68%, 7/08/19		115	114,649
AUTO ABS, Series 2012-2, Class A, 2.80%, 4/27/25	EUR	138	191,849
Battalion CLO IV Ltd., Series 2013-4A, Class A1, 1.64%, 10/22/25 (a)(b)	USD	250	248,250
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class A, 1.63%, 1/20/25 (a)(b)		300	298,158
Cavalry CLO II, Series 2A, Class B1, 2.24%, 1/17/24 (a)(b)		330	322,665
Cent CLO Ltd., Series 2013-19A, Class A1A, 1.57%, 10/29/25 (a)(b)		250	247,350
Chesapeake Funding LLC, Series 2012-1A, Class B, 1.76%, 11/07/23 (a)(b)		200	202,489
CHLUPA Trust, Series 2013-VM, Class A, 3.33%, 8/15/20 (b)		255	255,778
Chrysler Capital Auto Receivables Trust:
Series 2013-BA, Class A2, 0.56%, 12/15/16 (b)		195	195,069
Series 2013-BA, Class A3, 0.85%, 5/15/18 (b)		165	165,077
Series 2013-BA, Class A4, 1.27%, 3/15/19 (b)		115	114,970
Series 2014-AA, Class B, 1.76%, 8/15/19 (b)		60	59,692
Series 2014-AA, Class C, 2.28%, 11/15/19 (b)		75	74,607
Countrywide Asset-Backed Certificates:
Series 2003-BC3, Class A2, 0.77%, 9/25/33 (a)		127	119,922
Series 2004-5, Class A, 1.05%, 10/25/34 (a)		143	140,531
Credit Acceptance Auto Loan Trust:
Series 2012-2A, Class A, 1.52%, 3/16/20 (b)		250	251,332
Series 2013-1A, Class A, 1.21%, 10/15/20 (b)		505	505,218

Asset-Backed Securities	Par (000)		Value
CT CDO IV Ltd., Series 2006-4A, Class A1, 0.47%, 10/20/43 (a)(b)	USD	172	$167,155
Dot Resources Ltd., Series 2012-24A, Class A, 1.67%, 11/15/23 (a)(b)		250	249,687
DT Auto Owner Trust:
Series 2012-1A, Class D, 4.94%, 7/16/18 (b)		250	256,017
Series 2014-1A, Class B, 1.43%, 3/15/18 (b)		105	105,173
Ford Credit Floorplan Master Owner Trust:
Series 2012-2, Class C, 2.86%, 1/15/19		100	103,692
Series 2012-2, Class D, 3.50%, 1/15/19		100	105,140
Series 2012-4, Class D, 2.09%, 9/15/16		180	180,985
GT Loan Financing I Ltd., Series 2013-1A, Class A, 1.51%, 10/28/24 (a)(b)		250	248,725
HLSS Servicer Advance Receivables Backed Notes:
Series 2012-T2, Class A2, 1.99%, 10/15/45 (b)		355	357,485
Series 2013-T4, Class AT4, 1.18%, 8/15/44 (b)		325	324,837
Series 2013-T6, Class AT6, 1.29%, 9/15/44 (b)		240	240,360
HLSS Servicer Advance Receivables Trust:
Series 2013-T1, Class A2, 1.50%, 1/16/46 (b)		390	389,220
Series 2014-T1, Class AT1, 1.24%, 1/17/45 (b)		280	280,168
Hyundai Auto Receivables Trust, Series 2012-A, Class D, 2.61%, 5/15/18		125	128,789
ING Investment Management Co., Series 2013-3A, Class A1, 1.69%, 1/18/26 (a)(b)		250	249,895
JGWPT XXIII LLC, Series 2011-1A, Class A, 4.70%, 10/15/56 (b)		209	225,567
JGWPT XXVI LLC, Series 2012-2A, Class A, 3.84%, 10/15/59 (b)		478	478,714
KKR Financial CLO Corp., Series 2007-AA, Class A, 0.99%, 10/15/17 (a)(b)		281	280,905
Morgan Stanley ABS Capital I, Inc., Trust, Series 2005-HE1, Class A2MZ, 0.75%, 12/25/34 (a)		155	145,828
Nelnet Student Loan Trust:
Series 2008-3, Class A4, 1.88%, 11/25/24 (a)		270	284,077
Series 2014-2A, Class A3, 1.01%, 7/27/37 (a)(b)		130	129,213
New Century Home Equity Loan Trust, Series 2005-2, Class A2MZ, 0.41%, 6/25/35 (a)		308	307,354
Northwoods Capital Corp./Northwoods Capital Ltd.:
Series 2012-9A, Class A, 1.67%, 1/18/24 (a)(b)		260	259,096
Series 2012-9A, Class B1, 2.49%, 1/18/24 (a)(b)		255	254,999
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, 1.36%, 7/17/25 (a)(b)		260	254,773
OHA Loan Funding Ltd., Series 2013-2A, Class A, 1.51%, 8/23/24 (a)(b)		225	222,750

Portfolio Abbreviations
BRL Brazilian Real	MXN Mexican Peso	TBA To-be-announced
EUR Euro	OTC Over-the-counter	USD US Dollar
JPY Japanese Yen	PLN Polish Zloty	ZAR South African Rand
LIBOR London Interbank Offered Rate	RB Revenue Bonds

76	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Option One Mortgage Acceptance Corp. Asset Back Certificates, Series 2003-4, Class A2, 0.79%, 7/25/33 (a)	USD	256	$236,400
OZLM Funding Ltd.:
Series 2012-2A, Class A1, 1.72%, 10/30/23 (a)(b)		360	359,693
Series 2013-4A, Class A1, 1.39%, 7/22/25 (a)(b)		390	381,766
Prestige Auto Receivables Trust, Series 2014-1A, Class A2, 0.97%, 3/15/18 (b)		180	179,984
RAAC Trust, Series 2005-SP2, Class 2A, 0.45%, 6/25/44 (a)		784	624,265
RASC Trust, Series 2003-KS5, Class AIIB, 0.73%, 7/25/33 (a)		113	99,066
Santander Drive Auto Receivables Trust:
Series 2011-S1A, Class B, 1.48%, 5/15/17 (b)		21	20,746
Series 2012-1, Class B, 2.72%, 5/16/16		110	110,747
Series 2012-1, Class C, 3.78%, 11/15/17		145	149,307
Series 2012-2, Class C, 3.20%, 2/15/18		245	251,456
Series 2012-3, Class B, 1.94%, 12/15/16		405	408,799
Series 2012-3, Class C, 3.01%, 4/16/18		560	576,066
Series 2012-4, Class C, 2.94%, 12/15/17		140	144,227
Series 2012-5, Class B, 1.56%, 8/15/18		225	226,886
Series 2012-5, Class C, 2.70%, 8/15/18		105	108,090
Series 2012-6, Class B, 1.33%, 5/15/17		170	170,938
Series 2012-6, Class C, 1.94%, 3/15/18		120	121,329
Series 2012-AA, Class B, 1.21%, 10/16/17 (b)		420	421,244
Series 2012-AA, Class C, 1.78%, 11/15/18 (b)		800	802,720
Series 2013-2, Class B, 1.33%, 3/15/18		400	401,628
Series 2013-3, Class B, 1.19%, 5/15/18		360	361,112
Series 2013-4, Class C, 3.25%, 1/15/20		170	176,899
Series 2013-5, Class B, 1.55%, 10/15/18		450	449,077
Series 2013-5, Class C, 2.25%, 6/17/19		400	404,152
Series 2013-A, Class B, 1.89%, 10/15/19 (b)		250	252,601
Series 2013-A, Class C, 3.12%, 10/15/19 (b)		95	97,636
Series 2013-A, Class D, 3.78%, 10/15/19 (b)		65	67,659
Series 2014-1, Class B, 1.59%, 10/15/18		475	475,574
Series 2014-1, Class C, 2.36%, 4/15/20		210	211,810
SASCO Mortgage Loan Trust, Series 2005-GEL2, Class A, 0.43%, 4/25/35 (a)		49	47,937
Scholar Funding Trust, Series 2011-A, Class A, 1.14%, 10/28/43 (a)(b)		195	195,161
SLC Private Student Loan Trust, Series 2006-A, Class A5, 0.41%, 7/15/36 (a)		425	420,666
SLM Private Credit Student Loan Trust:
Series 2002-A, Class A2, 0.78%, 12/16/30 (a)		185	182,118
Series 2004-B, Class A2, 0.43%, 6/15/21 (a)		290	287,248
Series 2005-B, Class A2, 0.41%, 3/15/23 (a)		78	77,372
SLM Private Education Loan Trust:
Series 2011-A, Class A3, 2.66%, 1/15/43 (a)(b)		200	212,239
Series 2011-B, Class A2, 3.74%, 2/15/29 (b)		100	104,786
Series 2011-B, Class A3, 2.41%, 6/16/42 (a)(b)		100	105,736

Asset-Backed Securities	Par (000)		Value
Series 2011-C, Class A2A, 3.41%, 10/17/44 (a)(b)	USD	120	$129,421
Series 2011-C, Class A2B, 4.54%, 10/17/44 (b)		260	279,221
Series 2012-A, Class A1, 1.56%, 8/15/25 (a)(b)		95	96,504
Series 2012-A, Class A2, 3.83%, 1/17/45 (b)		385	404,238
Series 2012-C, Class A1, 1.26%, 8/15/23 (a)(b)		188	188,619
Series 2012-C, Class A2, 3.31%, 10/15/46 (b)		525	544,323
Series 2012-D, Class A2, 2.95%, 2/15/46 (b)		610	626,607
Series 2012-E, Class A1, 0.91%, 10/16/23 (a)(b)		183	183,462
Series 2013-A, Class A2A, 1.77%, 5/17/27 (b)		165	161,907
Series 2013-B, Class A1, 0.81%, 7/15/22 (a)(b)		184	184,772
Series 2013-B, Class A2A, 1.85%, 6/17/30 (b)		538	524,072
Series 2013-C, Class A1, 1.01%, 2/15/22 (a)(b)		320	321,826
Series 2013-C, Class A2A, 2.94%, 10/15/31 (b)		265	269,924
SLM Student Loan Trust:
Series 2003-11, Class A6, 0.98%, 12/15/25 (a)(b)		355	354,623
Series 2005-2, Class A5, 0.33%, 4/27/20 (a)		68	68,220
Series 2008-5, Class A4, 1.94%, 7/25/23 (a)		335	351,725
Series 2013-6, Class A3, 0.81%, 6/26/28 (a)		355	356,415
Series 2014-A, Class A1, 0.75%, 7/15/22 (a)(b)		165	165,056
SpringCastle America Funding LLC:
Series 2013-1A, Class A, 3.75%, 4/03/21 (b)		558	563,645
Series 2013-1A, Class B, 4.00%, 12/03/24 (b)		364	354,423
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, 0.45%, 1/25/35 (a)		314	291,820
Vibrant CLO Ltd., Series 2012-1A, Class A1, 1.72%, 7/17/24 (a)(b)		640	638,186
World Financial Network Credit Card Master Trust:
Series 2012-C, Class A, 2.23%, 8/15/22		430	430,483
Series 2012-D, Class A, 2.15%, 4/17/23		535	525,982
Total Asset-Backed Securities — 21.0%			29,491,803

Corporate Bonds
Air Freight & Logistics — 0.2%
FedEx Corp.:
4.90%, 1/15/34		185	190,053
5.10%, 1/15/44		135	139,929

			329,982
Airlines — 0.0%
United Continental Holdings, Inc., Series B, 6.00%, 7/15/28		80	73,400
Auto Components — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17 (b)		37	37,370

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	77

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Auto Components (concluded)
4.88%, 3/15/19 (b)	USD	50	$50,875
6.00%, 8/01/20 (b)		60	63,600

			151,845
Automobiles — 0.1%
General Motors Co.:
4.88%, 10/02/23 (b)		90	92,250
6.25%, 10/02/43 (b)		55	59,537

			151,787
Banks — 2.3%
ABN AMRO Bank NV, 6.38%, 4/27/21	EUR	100	163,844
BPCE SA, 5.15%, 7/21/24 (b)	USD	205	203,942
Citigroup, Inc.:
4.45%, 1/10/17		100	108,003
2.50%, 9/26/18		159	159,863
3.38%, 3/01/23		150	145,057
3.88%, 10/25/23		180	178,726
6.68%, 9/13/43		50	58,550
4.95%, 11/07/43		50	50,810
Commerzbank AG, 6.38%, 3/22/19	EUR	100	157,604
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.25%, 1/14/19	USD	250	249,304
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (b)		700	726,250
Royal Bank of Scotland Group PLC:
1.88%, 3/31/17		199	199,151
6.00%, 12/19/23		175	179,192
Societe Generale SA, 5.00%, 1/17/24 (b)		200	199,306
Wells Fargo & Co.:
1.50%, 7/01/15		110	111,280
2.15%, 1/15/19		101	100,764
4.13%, 8/15/23		95	96,106
5.38%, 11/02/43		140	147,475

			3,235,227
Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc.:
2.15%, 2/01/19		255	254,746
3.70%, 2/01/24		180	181,852

			436,598
Biotechnology — 0.1%
Amgen, Inc., 5.65%, 6/15/42		85	94,240
Capital Markets — 2.7%
The Bank of New York Mellon Corp., 2.10%, 1/15/19		275	273,364
The Goldman Sachs Group, Inc.:
3.63%, 2/07/16		110	115,201
2.38%, 1/22/18		175	176,163
2.90%, 7/19/18		255	260,047
2.63%, 1/31/19		558	556,570
5.75%, 1/24/22		139	157,615
3.63%, 1/22/23		190	186,904
1.83%, 11/29/23 (a)		140	143,129
6.75%, 10/01/37		50	57,276
6.25%, 2/01/41		50	59,372
Macquarie Bank Ltd., 1.65%, 3/24/17 (b)		230	229,293
Morgan Stanley:
3.45%, 11/02/15		365	378,927
3.80%, 4/29/16		115	121,125
5.45%, 1/09/17		345	381,402
2.50%, 1/24/19		370	368,970
5.00%, 11/24/25		265	272,664
6.38%, 7/24/42		50	60,994

			3,799,016

Corporate Bonds	Par (000)		Value
Chemicals — 0.8%
LyondellBasell Industries NV, 5.00%, 4/15/19	USD	1,005	$1,119,026
Communications Equipment — 0.1%
Cisco Systems, Inc., 2.13%, 3/01/19		140	139,374
Construction & Engineering — 0.1%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (b)		195	201,877
Containers & Packaging — 0.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
7.88%, 8/15/19		220	242,275
6.88%, 2/15/21		260	280,800

			523,075
Diversified Financial Services — 2.6%
Bank of America Corp.:
3.70%, 9/01/15		435	452,100
5.75%, 12/01/17		200	226,428
2.60%, 1/15/19		173	173,682
2.65%, 4/01/19		681	683,172
3.30%, 1/11/23		305	294,047
4.10%, 7/24/23		323	327,624
4.00%, 4/01/24		255	254,700
5.00%, 1/21/44		170	173,551
General Electric Capital Corp., 6.88%, 1/10/39		50	65,847
JPMorgan Chase & Co.:
4.75%, 3/01/15		215	223,120
1.35%, 2/15/17		395	394,679
3.25%, 9/23/22		127	125,107
3.20%, 1/25/23		70	67,877
3.88%, 2/01/24		100	100,897
4.85%, 2/01/44		50	50,982

			3,613,813
Diversified Telecommunication Services — 2.0%
AT&T Inc.:
2.30%, 3/11/19		255	253,681
3.90%, 3/11/24		255	254,279
Intelsat Jackson Holdings SA, 7.25%, 4/01/19		204	219,300
Level 3 Financing, Inc., 8.13%, 7/01/19		207	227,183
Verizon Communications, Inc.:
3.65%, 9/14/18		270	287,424
4.50%, 9/15/20		115	124,895
3.45%, 3/15/21		115	116,574
3.85%, 11/01/42		588	492,299
6.55%, 9/15/43		667	811,696

			2,787,331
Electric Utilities — 1.1%
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		54	67,628
5.95%, 12/15/36		100	108,153
Commonwealth Edison Co., 4.70%, 1/15/44		110	115,139
Duke Energy Carolinas LLC, 4.25%, 12/15/41		170	167,106
Entergy Arkansas, Inc., 3.70%, 6/01/24		166	168,476
Georgia Power Co., 3.00%, 4/15/16		200	208,815
Jersey Central Power & Light Co., 7.35%, 2/01/19		115	136,857
Oncor Electric Delivery Co. LLC:
4.10%, 6/01/22		34	35,622
5.30%, 6/01/42		50	55,610
PacifiCorp:
3.60%, 4/01/24		345	348,913
5.75%, 4/01/37		100	120,120

78	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Electric Utilities (concluded)
Progress Energy, Inc., 4.88%, 12/01/19	USD	18	$19,970

			1,552,409
Energy Equipment & Services — 0.6%
Transocean, Inc.:
6.00%, 3/15/18		477	530,457
6.50%, 11/15/20		160	179,668
6.80%, 3/15/38		90	97,088

			807,213
Food & Staples Retailing — 0.1%
CVS Caremark Corp., 5.30%, 12/05/43		34	37,530
Wal-Mart Stores, Inc., 4.00%, 4/11/43		126	117,274

			154,804
Food Products — 0.3%
Mondelez International, Inc., 2.25%, 2/01/19		160	158,537
WM Wrigley Jr. Co., 2.90%, 10/21/19 (b)		216	217,947

			376,484
Health Care Equipment & Supplies — 0.1%
Boston Scientific Corp., 2.65%, 10/01/18		153	154,155
Health Care Providers & Services — 1.2%
Aetna, Inc., 4.75%, 3/15/44		35	35,523
Coventry Health Care, Inc., 5.45%, 6/15/21		189	216,741
HCA, Inc., 7.25%, 9/15/20		495	535,219
Tenet Healthcare Corp., 6.25%, 11/01/18		220	242,687
UnitedHealth Group, Inc., 3.38%, 11/15/21		75	75,982
WellPoint, Inc.:
1.88%, 1/15/18		210	208,428
2.30%, 7/15/18		203	203,562
Series A, 3.70%, 8/15/21		117	119,467

			1,637,609
Hotels, Restaurants & Leisure — 0.3%
Paris Las Vegas Holding LLC/Harrah’s Las Vegas LLC/Flamingo Las Vegas Holding LLC:
8.00%, 10/01/20 (b)		170	178,925
11.00%, 10/01/21 (b)		191	200,550

			379,475
Industrial Conglomerates — 0.1%
General Electric Co., 4.50%, 3/11/44		95	96,474
Insurance — 1.6%
American International Group, Inc.:
3.80%, 3/22/17		370	395,863
5.45%, 5/18/17		180	200,870
3.38%, 8/15/20		260	265,432
4.13%, 2/15/24		147	150,112
Genworth Holdings, Inc., 7.63%, 9/24/21		115	141,667
Manulife Financial Corp., 3.40%, 9/17/15		215	222,850
Prudential Financial, Inc.:
4.75%, 9/17/15		267	282,070
5.38%, 6/21/20		195	220,942
4.50%, 11/15/20		265	287,337
XLIT Ltd.:
2.30%, 12/15/18		70	69,438
5.25%, 12/15/43		32	33,916

			2,270,497
IT Services — 0.3%
International Business Machines Corp., 3.63%, 2/12/24		234	235,939
MasterCard, Inc.:
2.00%, 4/01/19		141	140,391

Corporate Bonds	Par (000)		Value
IT Services (concluded)
3.38%, 4/01/24	USD	91	$90,851

			467,181
Life Sciences Tools & Services — 0.3%
Thermo Fisher Scientific, Inc.:
2.40%, 2/01/19		367	365,465
5.30%, 2/01/44		19	20,476

			385,941
Media — 1.4%
CBS Corp.:
4.63%, 5/15/18		70	76,122
8.88%, 5/15/19		160	205,134
5.75%, 4/15/20		65	73,831
Comcast Corp.:
5.88%, 2/15/18		380	435,105
4.65%, 7/15/42		105	104,730
COX Communications, Inc., 8.38%, 3/01/39 (b)		160	209,907
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
4.60%, 2/15/21		80	84,405
5.00%, 3/01/21		95	102,141
3.80%, 3/15/22		85	84,111
5.15%, 3/15/42		134	126,682
The Interpublic Group of Cos., Inc., 4.20%, 4/15/24		15	14,972
NBCUniversal Media LLC:
5.15%, 4/30/20		223	251,931
4.38%, 4/01/21		70	75,966
4.45%, 1/15/43		139	134,475

			1,979,512
Metals & Mining — 0.5%
BHP Billiton Finance USA Ltd.:
3.85%, 9/30/23		96	98,347
5.00%, 9/30/43		48	50,793
Freeport-McMoRan Copper & Gold, Inc., 3.88%, 3/15/23		115	109,960
Novelis, Inc., 8.75%, 12/15/20		310	346,425
Rio Tinto Finance USA PLC, 2.88%, 8/21/22		96	91,372

			696,897
Multi-Utilities — 0.6%
CenterPoint Energy Houston Electric LLC, 4.50%, 4/01/44		170	174,357
CMS Energy Corp.:
3.88%, 3/01/24		55	55,725
4.88%, 3/01/44		122	124,297
Dominion Gas Holdings LLC, 4.80%, 11/01/43 (b)		18	18,355
Dominion Resources, Inc., 1.95%, 8/15/16		285	290,373
Pacific Gas & Electric Co., 4.75%, 2/15/44		50	50,590
PG&E Corp., 2.40%, 3/01/19		71	70,538

			784,235
Oil, Gas & Consumable Fuels — 3.9%
Apache Corp.:
4.75%, 4/15/43		55	55,290
4.25%, 1/15/44		90	84,414
BP Capital Markets PLC:
2.24%, 5/10/19		265	263,423
3.25%, 5/06/22		105	104,116
2.75%, 5/10/23		200	187,578
3.81%, 2/10/24		160	161,431
CONSOL Energy, Inc., 8.25%, 4/01/20		31	33,674
Energy Transfer Partners LP, 5.95%, 10/01/43		100	107,611
EOG Resources, Inc., 2.45%, 4/01/20		235	234,068

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	79

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Exxon Mobil Corp., 1.82%, 3/15/19	USD	405	$402,100
Husky Energy, Inc., 4.00%, 4/15/24		115	116,952
Kerr-McGee Corp., 6.95%, 7/01/24		120	145,511
Kinder Morgan Energy Partners LP, 4.15%, 2/01/24		380	377,727
Laredo Petroleum, Inc., 7.38%, 5/01/22		150	166,500
Linn Energy LLC/Linn Energy Finance Corp., 7.25%, 11/01/19 (b)		183	190,777
MEG Energy Corp., 6.50%, 3/15/21 (b)		521	548,353
Murphy Oil Corp., 2.50%, 12/01/17		231	234,818
Noble Energy, Inc.:
8.25%, 3/01/19		110	136,973
6.00%, 3/01/41		125	142,847
5.25%, 11/15/43		145	151,342
Peabody Energy Corp.:
6.00%, 11/15/18		25	26,219
6.25%, 11/15/21		145	145,363
Range Resources Corp., 5.75%, 6/01/21		5	5,356
Schlumberger Investment SA, 3.65%, 12/01/23		90	91,285
Shell International Finance BV:
2.00%, 11/15/18		239	239,718
4.55%, 8/12/43		206	212,921
Total Capital International SA, 3.70%, 1/15/24		105	106,946
TransCanada PipeLines Ltd.:
3.75%, 10/16/23		110	110,839
4.63%, 3/01/34		90	91,989
Western Gas Partners LP, 5.38%, 6/01/21		226	247,787
The Williams Cos., Inc.:
7.88%, 9/01/21		91	108,120
3.70%, 1/15/23		115	104,361
Williams Partners LP, 5.40%, 3/04/44		89	91,325

			5,427,734
Paper & Forest Products — 0.4%
International Paper Co., 4.75%, 2/15/22		472	510,349
Pharmaceuticals — 0.5%
AbbVie, Inc., 4.40%, 11/06/42		160	156,526
Actavis, Inc.:
3.25%, 10/01/22		170	162,974
4.63%, 10/01/42		160	152,901
Bristol-Myers Squibb Co., 4.50%, 3/01/44		181	181,994
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21		90	90,150

			744,545
Real Estate Investment Trusts (REITs) — 0.2%
ARC Properties Operating Partnership LP/Clark Acquisition LLC, 3.00%, 2/06/19 (b)		170	169,225
GLP Capital LP/GLP Financing II, Inc.:
4.38%, 11/01/18 (b)		9	9,236
4.88%, 11/01/20 (b)		15	15,394
Ventas Realty LP/Ventas Capital Corp., 2.70%, 4/01/20		58	56,456

			250,311
Real Estate Management & Development — 0.1%
Realogy Group LLC, 7.88%, 2/15/19 (b)(c)		189	203,884
Road & Rail — 0.0%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/23		53	50,022
3.75%, 4/01/24		30	30,087

			80,109
Software — 0.1%
First Data Corp., 7.38%, 6/15/19 (b)		105	112,875

Corporate Bonds	Par (000)		Value
Specialty Retail — 0.1%
QVC, Inc., 7.50%, 10/01/19 (b)	USD	190	$202,169
Technology Hardware, Storage & Peripherals — 0.1%
Hewlett-Packard Co., 3.75%, 12/01/20		175	177,766
Thrifts & Mortgage Finance — 0.5%
Radian Group, Inc., 5.38%, 6/15/15		750	772,500
Tobacco — 0.3%
Altria Group, Inc., 4.00%, 1/31/24		89	89,169
Philip Morris International, Inc.:
1.88%, 1/15/19		207	204,312
4.88%, 11/15/43		69	71,185

			364,666
Trading Companies & Distributors — 0.3%
United Rentals North America, Inc., 7.63%, 4/15/22		360	403,650
Wireless Telecommunication Services — 0.8%
America Movil SAB de CV, 2.38%, 9/08/16		385	396,165
MetroPCS Wireless, Inc., 7.88%, 9/01/18		11	11,688
Sprint Communications, Inc., 9.00%, 11/15/18 (b)		390	476,775
Sprint Corp., 7.88%, 9/15/23 (b)		135	148,500
T-Mobile USA, Inc.:
6.63%, 4/28/21		55	59,125
6.73%, 4/28/22		50	53,563
6.84%, 4/28/23		15	16,088

			1,161,904
Total Corporate Bonds — 27.6%			38,811,939

Floating Rate Loan Interests — 0.2%
Hotels, Restaurants & Leisure — 0.2%
Motel 6, Loan, 10.00%, 10/15/17 (a)(b)		298	310,721

Foreign Agency Obligations
Nexen Energy ULC, 5.88%, 3/10/35		10	10,914
Petrobras Global Finance BV, 6.25%, 3/17/24		350	360,591
Petrobras International Finance Co., 3.88%, 1/27/16		700	718,857
Petroleos Mexicanos, 3.50%, 1/30/23		115	108,215
Statoil ASA, 2.90%, 11/08/20		280	282,488
Total Foreign Agency Obligations — 1.1%			1,481,065

Foreign Government Obligations
Brazil — 0.2%
Federative Republic of Brazil, 4.25%, 1/07/25		270	261,225
Colombia — 0.1%
Republic of Colombia, 4.00%, 2/26/24		205	202,950
Greece — 0.1%
Hellenic Republic, 2.00%, 2/24/23 (d)	EUR	140	151,173
Indonesia — 0.2%
Indonesia Government International Bond, 5.38%, 10/17/23	USD	260	269,750
Mexico — 0.4%
United Mexican States, 4.00%, 10/02/23		550	555,500

80	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Foreign Government Obligations	Par (000)		Value
Peru — 0.1%
Peruvian Government International Bond, 7.35%, 7/21/25	USD	100	$128,625
South Africa — 0.4%
Republic of South Africa, 8.00%, 12/21/18		5,280	504,960
Turkey — 0.2%
Turkey Government International Bond, 5.75%, 3/22/24		330	341,385
Total Foreign Government Obligations — 1.7%			2,415,568

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.6%
Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 9/25/37		1,034	840,665
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 2A1, 0.35%, 4/25/46 (a)		274	216,357
Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.61%, 7/27/36 (a)(b)		522	516,362
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-RMP1, Class A2, 0.30%, 12/25/36 (a)		237	192,683
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 3A1, 2.59%, 8/25/35 (a)		172	156,762
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 0.95%, 11/25/34 (a)		181	176,908
Residential Accredit Loans, Inc. Trust, Series 2006-QO2, Class A1, 0.37%, 2/25/46 (a)		334	155,433

			2,255,170
Commercial Mortgage-Backed Securities — 10.3%
Banc of America Commercial Mortgage Trust:
Series 2006-5, Class AAB, 5.38%, 9/10/47		284	285,423
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (a)		25	26,270
Series 2007-3, Class A1A, 5.60%, 6/10/49 (a)		370	401,088
Series 2007-3, Class A4, 5.60%, 6/10/49 (a)		630	693,977
Series 2007-3, Class AM, 5.60%, 6/10/49 (a)		200	220,558
Banc of America Re-REMIC Trust, Series 2010-UB4, Class A4A, 5.02%, 12/20/41 (a)(b)		260	265,237
Bear Stearns Commercial Mortgage Securities Trust:
Series 2006-PW14, Class A1A, 5.19%, 12/11/38		314	343,524
Series 2007-PW15, Class A1A, 5.32%, 2/11/44		219	237,851
Series 2007-PW17, Class A1A, 5.65%, 6/11/50 (a)		224	247,353
Series 2007-PW17, Class A3, 5.74%, 6/11/50		291	303,285
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class A3, 3.75%, 3/10/47		115	116,148
Series 2014-GC19, Class A4, 4.02%, 3/10/47		180	185,387

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class AMA, 6.12%, 11/15/44 (a)	USD	25	$27,951
Commercial Mortgage Pass-Through Certificates:
Series 2006-C8, Class AM, 5.35%, 12/10/46		225	246,202
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		110	118,092
Series 2012-LTRT, Class A2, 3.40%, 10/05/30 (b)		180	170,872
Series 2013-CR11, Class AM, 4.72%, 9/10/23 (a)		60	63,976
Series 2013-FL3, Class A, 1.67%, 10/13/16 (a)(b)		270	271,638
Series 2013-GAM, Class A2, 3.37%, 2/10/28 (b)		230	223,792
Series 2014-CR14, Class B, 4.62%, 2/10/47 (a)		120	125,254
Credit Suisse Mortgage Capital Certificates:
Series 2007-TF2A, Class A3, 0.43%, 4/15/22 (a)(b)		160	156,702
Series 2010-RR2, Class 2A, 5.97%, 9/15/39 (a)(b)		520	566,258
Del Coronado Trust, Series 2013-HDMZ, Class M, 5.17%, 3/15/18 (a)(b)		180	180,504
Deutsche Bank Re-REMIC Trust:
Series 2011-C32, Class A3A, 5.72%, 6/17/49 (a)(b)		165	177,683
Series 2012-EZ1, Class A, 0.95%, 9/25/45 (b)		177	176,633
Series 2013-EZ3, Class A, 1.64%, 12/18/49 (a)(b)		162	162,234
Extended Stay America Trust, Series 2013-ESH7, Class A27, 2.96%, 12/05/31 (b)		180	178,588
Greenwich Capital Commercial Funding Corp.:
Series 2007-GG11, Class AJ, 6.03%, 12/10/49 (a)		38	38,320
Series 2007-GG11, Class AM, 5.87%, 12/10/49 (a)		130	142,827
GS Mortgage Securities Corp. II, Series 2013-KING, Class E, 3.44%, 12/10/27 (a)(b)		360	318,131
GS Mortgage Securities Corp. Trust, Series 2012-SHOP, Class C, 3.63%, 6/05/31 (b)		100	101,283
GS Mortgage Securities Trust, Series 2006-GG8, Class AJ, 5.62%, 11/10/39		40	39,605
Hilton USA Trust:
Series 2013-HLT, Class DFX, 4.41%, 11/05/30 (b)		100	101,727
Series 2013-HLT, Class EFX, 4.45%, 11/05/30 (a)(b)		290	293,450
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB14, Class AM, 5.45%, 12/12/44 (a)		240	256,402
Series 2006-LDP9, Class AM, 5.37%, 5/15/47		45	47,278
Series 2007-CB18, Class A1A, 5.43%, 6/12/47 (a)		443	485,140
Series 2007-CB18, Class A3, 5.45%, 6/12/47		71	72,838
Series 2007-LD12, Class A1A, 5.85%, 2/15/51 (a)		397	446,299
Series 2007-LDPX, Class A1A, 5.44%, 1/15/49		328	361,644
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (a)		160	170,526
LB Commercial Mortgage Trust, Series 2007-C3, Class AM, 5.87%, 7/15/44 (a)		155	173,115

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	81

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (concluded)
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.15%, 9/15/45 (a)	USD	95	$108,304
Merrill Lynch Mortgage Trust:
Series 2005-CKI1, Class AJ, 5.28%, 11/12/37 (a)		195	204,928
Series 2007-C1, Class A1A, 5.84%, 6/12/50 (a)		121	129,032
Morgan Stanley Capital I Trust:
Series 2007-HQ12, Class A2FX, 5.58%, 4/12/49 (a)		222	226,352
Series 2007-HQ12, Class AM, 5.58%, 4/12/49 (a)		315	341,933
Series 2007-IQ13, Class A1A, 5.31%, 3/15/44		442	485,306
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		120	130,661
Series 2007-IQ14, Class A1A, 5.67%, 4/15/49 (a)		126	137,841
Series 2007-IQ15, Class AM, 5.91%, 6/11/49 (a)		505	551,100
Morgan Stanley Capital I, Inc., Series 1998-WF2, Class G, 6.34%, 7/15/30 (a)(b)		40	40,557
Morgan Stanley Re-REMIC Trust:
Series 2009-IO, Class B, 0.00%, 7/17/56 (b)(e)		160	158,474
Series 2011-IO, Class A, 2.50%, 3/23/51 (b)		60	60,736
Series 2012-IO, Class AXB1, 1.00%, 3/27/51 (b)		99	99,698
Series 2012-IO, Class AXB2, 1.00%, 3/27/51 (b)		120	118,140
Series 2012-XA, Class A, 2.00%, 7/27/49 (b)		204	204,596
Motel 6 Trust, Series 2012-MTL6, Class B, 2.74%, 10/05/25 (b)		130	130,601
Queens Center Mortgage Trust, Series 2013-QCA, Class D, 3.47%, 1/11/37 (a)(b)		470	423,359
RBSCF Trust, Series 2010-RR3, Class WBTA, 5.95%, 2/16/51 (a)(b)		760	804,895
SCG Trust, Series 2013-SRP1, Class AJ, 2.11%, 11/15/26 (a)(b)		120	120,042
STRIPs Ltd., Series 2012-1A, Class A, 1.50%, 12/25/44 (b)		309	305,795
Wachovia Bank Commercial Mortgage Trust:
Series 2006-WL7A, Class H, 0.56%, 9/15/21 (a)(b)		150	144,432
Series 2007-C33, Class AJ, 5.95%, 2/15/51 (a)		170	176,360
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (b)		174	173,648

			14,497,855
Interest Only Commercial Mortgage-Backed Securities — 1.3%
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.60%, 11/05/36 (a)(b)		3,475	191,921
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class XA, 1.30%, 9/10/46 (a)		1,253	90,561
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR1, Class XA, 2.22%, 5/15/45 (a)		1,233	143,779
Series 2013-LC6, Class XA, 1.79%, 1/10/46 (a)		2,835	265,768
GS Mortgage Securities Corp. II:
Series 2013-GC10, Class XA, 1.76%, 2/10/46 (a)		2,675	277,344

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
Series 2013-KYO, Class XB1, 3.25%, 11/08/29 (a)(b)	USD	2,410	$92,599
Hilton USA Trust, Series 2013-HLT, Class X1FX, 1.67%, 11/05/30 (a)(b)		2,340	29,124
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2012-CBX, Class XA, 2.00%, 6/15/45 (a)		1,040	99,523
Series 2013-LC11, Class XA, 1.58%, 4/15/46 (a)		1,094	102,578
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class XA, 1.74%, 2/15/46 (a)		948	91,413
WF-RBS Commercial Mortgage Trust:
Series 2012-C10, Class XA, 1.82%, 12/15/45 (a)(b)		1,707	179,387
Series 2013-C15, Class XA, 0.71%, 8/15/46 (a)		1,759	72,344
Series 2014-LC14, Class XA, 1.48%, 3/15/47 (a)		999	91,075

			1,727,416
Total Non-Agency Mortgage-Backed Securities — 13.2%			18,480,441

Other Interests (f)		Beneficial Interest (000)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII (g)(h)		185	—
Lehman Brothers Holdings, Inc. (g)(h)		1,025	—
Total Other Interests — 0.0%			—

Preferred Securities
Capital Trusts		Par (000)
Capital Markets — 0.0%
State Street Capital Trust IV, 1.23%, 6/01/77 (a)		30	24,600
Diversified Financial Services — 0.0%
JPMorgan Chase & Co., Series S, 6.75% (a)(i)		44	46,310
Insurance — 0.4%
American International Group, Inc., 8.18% (a)(i)		120	157,650
XL Group PLC, 6.50% (a)(i)		335	329,556

			487,206
Media — 0.1%
NBCUniversal Enterprise, Inc., 5.25% (b)(i)		200	202,000
Total Capital Trusts — 0.5%			760,116

Preferred Stocks		Shares
Capital Markets — 0.1%
State Street Corp., 5.90%		3,072	79,534
Electric Utilities — 0.0%
SCE Trust III, 5.75%		800	20,480
Thrifts & Mortgage Finance — 0.1%
Fannie Mae, Series S, 8.25% (a)		10,000	104,800

82	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Preferred Stocks		Shares	Value
Thrifts & Mortgage Finance (concluded)
Freddie Mac, Series Z, 8.38%		10,000	$110,000

			214,800
Total Preferred Stocks — 0.2%			314,814

Trust Preferreds
Diversified Financial Services — 0.3%
Citigroup Capital XIII, 7.88%, 10/30/40 (a)		13,971	387,556
Total Preferred Securities			1,462,486

Taxable Municipal Bonds		Par (000)
New York City Municipal Water Finance Authority RB:
5.38%, 6/15/43	USD	200	224,406
5.50%, 6/15/43		240	271,975
Total Taxable Municipal Bonds — 0.4%			496,381

U.S. Government Sponsored Agency Securities
Agency Obligations — 0.3%
FREMF Mortgage Trust:
Series 2012-K23, Class B, 3.66%, 10/25/45 (b)		160	153,713
Series 2012-K706, Class C, 4.02%, 11/25/44 (a)(b)		35	35,326
Series 2012-K711, Class B, 3.56%, 8/25/45 (a)(b)		185	185,221
Series 2013-K713, Class B, 3.17%, 4/25/20 (a)(b)		25	24,227

			398,487
Interest Only Commercial Mortgage-Backed Securities — 0.3%
Fannie Mae, Series 2013-M5, Class X2, 2.39%, 1/25/21		591	74,292
Freddie Mac:
Series K019, Class X1, 1.74%, 3/25/22 (a)		507	53,919
Series K021, Class X1, 1.51%, 6/25/22 (a)		784	75,335
Series K707, Class X1, 1.56%, 1/25/47 (a)		1,100	69,131
Series K710, Class X1, 1.78%, 5/25/19 (a)		843	64,940
Ginnie Mae, Series 2012-120, Class IO, 1.02%, 2/16/53 (a)		1,130	81,440

			419,057
Mortgage-Backed Securities — 46.3%
Fannie Mae Mortgage-Backed Securities:
2.50%, 9/01/27		2,102	2,107,781
3.00%, 4/01/29-6/01/43 (j)		5,502	5,391,047
3.01%, 3/01/41 (a)		67	70,760
3.14%, 3/01/41 (a)		117	123,491
3.22%, 12/01/40 (a)		180	188,829
3.35%, 6/01/41 (a)		148	155,642
3.50%, 7/01/28-4/01/44 (a)(j)		6,452	6,619,874
4.00%, 2/01/25-4/01/44 (j)		9,161	9,554,878
4.50%, 2/01/25-4/01/44 (j)		4,764	5,092,750
4.76%, 8/01/38 (a)		208	219,412
5.00%, 7/01/33-4/01/44 (j)		2,171	2,371,576
5.50%, 2/01/35-4/01/44 (j)		1,856	2,059,679
6.00%, 2/01/17-4/01/44 (j)		1,421	1,586,519

U.S. Government Sponsored Agency Securities		Par (000)	Value
Mortgage-Backed Securities (concluded)
6.50%, 5/01/40	USD	618	$693,665
Freddie Mac Mortgage-Backed Securities:
2.50%, 4/01/29 (j)		800	799,625
3.00%, 4/01/29-7/01/43 (j)		3,059	2,977,992
3.03%, 2/01/41 (a)		164	174,204
3.50%, 4/01/42-4/01/44 (j)		4,630	4,655,461
4.00%, 4/01/44 (j)		1,400	1,452,336
4.50%, 9/01/43-4/01/44 (j)		1,487	1,585,828
4.87%, 4/01/38 (a)		244	255,522
5.00%, 4/01/44 (j)		2,200	2,387,344
5.50%, 3/01/43-4/01/44 (j)		451	495,131
Ginnie Mae Mortgage-Backed Securities:
3.00%, 4/15/44 (j)		2,215	2,177,968
3.50%, 12/15/42-4/15/44 (j)		2,391	2,440,065
4.00%, 2/20/44-4/15/44 (j)		2,123	2,233,822
4.50%, 5/20/41-4/15/44 (j)		3,317	3,583,783
5.00%, 12/15/38-4/15/44 (j)		2,767	3,021,025
5.50%, 4/15/44 (j)		500	553,203

			65,029,212
Total U.S. Government Sponsored Agency Securities — 46.9%			65,846,756

U.S. Treasury Obligations
U.S. Treasury Bonds:
2.75%, 8/15/42 (c)		365	311,619
3.63%, 2/15/44 (c)		7,632	7,720,443
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42 (c)		647	563,734
U.S. Treasury Inflation Indexed Notes:
0.13%, 1/15/23		370	357,856
0.63%, 1/15/24		2,837	2,846,516
U.S. Treasury Notes:
0.38%, 3/31/16 (c)		1,415	1,413,452
0.75%, 3/15/17 (c)		6,470	6,445,737
1.63%, 3/31/19-11/15/22 (c)		9,268	9,082,362
1.00%, 11/30/19 (c)		4,263	4,040,190
2.00%, 2/28/21		770	755,382
2.25%, 3/31/21		1,905	1,897,856
2.75%, 2/15/24		723	724,381
Total U.S. Treasury Obligations — 25.7%			36,159,528
Total Long-Term Investments (Cost — $194,007,817) — 138.8%			194,956,688

Short-Term Securities
Borrowed Bond Agreements — 1.5%
Credit Suisse Securities (USA) LLC, 0.05%, Open (Purchased on 3/03/14 to be repurchased at $377,416, collateralized by U.S. Treasury Bonds, 2.75% due at 11/15/42, par and fair value of USD 435,000 and $370,633, respectively)		372	372,000
Deutsche Bank Securities, Inc., 0.00%, Open (Purchased on 12/17/13 to be repurchased at $1,708,375, collateralized by U.S. Treasury Notes, 1.25% due at 11/30/18, par and fair value of USD 1,730,000 and $1,681,844, respectively)		1,708	1,708,375

			2,080,375

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	83

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Short-Term Securities		Shares	Value
Money Market Fund — 1.9%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (k)(l)		2,748,268	$2,748,268
Total Short-Term Securities (Cost — $4,828,643) — 3.4%			4,828,643

Options Purchased
(Cost — $81,390) — 0.1%			57,695
Total Investments Before Borrowed Bonds, TBA Sale Commitments and Options Written (Cost — $198,917,850*) — 142.3%			199,843,026

Borrowed Bonds		Par (000)
U.S. Treasury Obligations — (1.5)%
U.S. Treasury Bonds, 2.75%, 11/15/42 (c)	USD	435	(370,633)
U.S. Treasury Notes, 1.25%, 11/30/18 (c)		1,712	(1,681,844)
Total Borrowed Bonds (Proceeds — $2,110,915) — (1.5)%			(2,052,477)

TBA Sale Commitments (j)		Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/29	USD	500	(499,609)
3.00%, 4/01/44		1,545	(1,491,166)
3.50%, 4/01/29-4/01/44		3,330	(3,430,522)
4.00%, 4/01/29-4/01/44		3,400	(3,550,012)
4.50%, 4/01/44		1,200	(1,280,063)
5.00%, 4/01/44		1,600	(1,744,375)
5.50%, 4/01/44		1,000	(1,103,555)
6.00%, 4/01/44		100	(111,449)
Freddie Mac Mortgage-Backed Securities:
3.00%, 4/01/44		725	(698,747)
3.50%, 4/01/44		1,700	(1,708,235)
5.00%, 4/01/44		1,100	(1,195,133)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 4/15/44		200	(204,031)
4.50%, 4/15/44		1,700	(1,832,547)
5.00%, 4/15/44		1,200	(1,310,625)
Total TBA Sale Commitments (Proceeds — $20,167,671) — (14.3)%			(20,160,069)

Options Written
(Premiums Received — $28,236) — (0.0)%			(22,668)
Total Investments Net of Borrowed Bonds, TBA Sale Commitments and Options Written — 126.5%			177,607,812
Liabilities in Excess of Other Assets — (26.5)%			(37,157,447)

Net Assets — 100.0%			$140,450,365

Notes to Schedule of Investments

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$199,111,569

Gross unrealized appreciation	$2,821,415
Gross unrealized depreciation	(2,089,958)

Net unrealized appreciation	$731,457

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(e)	Zero-coupon bond.

(f)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(g)	Non-income producing security.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Security is perpetual in nature and has no stated maturity date.

(j)	Represents or includes a TBA transaction. Unsettled TBA transactions as of March 31, 2014 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$1,663,000	$(3,000)
Citigroup Global Markets, Inc.	$(209,687)	$1,125
Credit Suisse Securities (USA) LLC	$478,379	$(2,785)
Deutsche Bank Securities, Inc.	$1,612,562	$(11,187)
Goldman Sachs & Co.	$4,250,231	$3,533
J.P. Morgan Securities LLC	$1,401,292	$(7,169)
Morgan Stanley & Co. LLC	$103,734	$(1,445)
Nomura Securities International, Inc.	$(1,148,219)	$1,219
RBC Capital Markets, LLC	$(103,937)	$(336)
RBS Securities, Inc.	$(104,844)	$562

84	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

(k)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2013	Net Activity	Shares Held at March 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	2,748,268	2,748,268	$51

(l)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of March 31, 2014 were as follows:

Counterparty	Interest Rate[1]	Trade Date	Maturity Date[2]	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	0.14%	3/14/13	Open	$1,933,210	$1,933,879
Deutsche Bank Securities, Inc.	0.00%	10/21/13	Open	178,000	178,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.08%	3/03/14	Open	310,000	310,019
BNP Paribas Securities Corp.	0.08%	3/03/14	Open	4,087,000	4,087,254
Credit Suisse Securities (USA) LLC	0.08%	3/03/14	Open	562,000	562,035
Credit Suisse Securities (USA) LLC	0.09%	3/18/14	Open	5,018,750	5,018,926
Credit Suisse Securities (USA) LLC	0.08%	3/31/14	4/01/14	1,413,231	1,413,234
Deutsche Bank Securities, Inc.	(0.03)%	3/31/14	4/01/14	6,437,650	6,437,650
Deutsche Bank Securities, Inc.	0.05%	3/31/14	4/01/14	7,229,532	7,229,541
Total				$27,169,373	$27,170,538

[1]	Rate shown is as of report date.
[2]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts outstanding as of March 31, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
40	U.S. Treasury Bonds (30 Year)	Chicago Board Options	June 2014	USD	5,328,750	$40,875
25	U.S. Treasury Notes (2 Year)	Chicago Board Options	June 2014	USD	5,489,063	(6,293)
(1)	Euro-Bund	Eurex	June 2014	USD	197,528	(814)
(13)	U.S. Treasury Notes (5 Year)	Chicago Board Options	June 2014	USD	1,546,391	1,102
(80)	U.S. Treasury Notes (10 Year)	Chicago Board Options	June 2014	USD	9,880,000	41,395
(22)	U.S. Ultra Treasury Bonds	Chicago Board Options	June 2014	USD	3,178,312	(33,782)
(8)	Euro Dollar Futures	Chicago Mercantile	December 2015	USD	1,976,900	2,347
Total						$44,830

•	Forward foreign currency exchange contracts outstanding as of March 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
EUR	319,000	USD	442,036	Deutsche Bank AG	4/22/14	$(2,586)
USD	271,927	EUR	200,000	Barclays Bank PLC	4/22/14	(3,590)
USD	251,708	ZAR	2,698,000	JPMorgan Chase Bank N.A.	4/22/14	(3,698)
USD	83,430	ZAR	900,000	JPMorgan Chase Bank N.A.	4/22/14	(1,769)
USD	167,109	ZAR	1,800,000	UBS AG	4/22/14	(3,288)
Total						$(14,931)

•	Exchange-traded options purchased as of March 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar 1-Year Mid-Curve	Put	USD	98.63	12/12/14	108	$54,675

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	85

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

•	OTC interest rate swaptions purchased as of March 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Barclays Bank PLC	Put	1.10%	Pay	6-month JPY LIBOR	6/05/14	JPY	146,000	$1,125
10-Year Interest Rate Swap	Barclays Bank PLC	Put	1.10%	Pay	6-month JPY LIBOR	6/06/14	JPY	70,000	556
10-Year Interest Rate Swap	Bank of America N.A.	Put	1.10%	Pay	6-month JPY LIBOR	6/09/14	JPY	154,000	1,339
Total									$3,020

•	Exchange-traded options written as of March 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar 3-Year Mid-Curve	Put	USD	96.38	12/12/14	53	$(22,194)

•	OTC interest rate swaptions written as of March 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Barclays Bank PLC	Put	1.40%	Receive	6-month JPY LIBOR	6/05/14	JPY	146,000	$(171)
10-Year Interest Rate Swap	Barclays Bank PLC	Put	1.40%	Receive	6-month JPY LIBOR	6/06/14	JPY	70,000	(82)
10-Year Interest Rate Swap	Bank of America N.A.	Put	1.40%	Receive	6-month JPY LIBOR	6/09/14	JPY	154,000	(221)
Total									$(474)

•	Centrally cleared interest rate swaps outstanding as of March 31, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date		Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.65%[1]	3-month LIBOR	Chicago Mercantile	N/A		11/26/16	USD	535	$1,704
1.70%[1]	3-month LIBOR	Chicago Mercantile	7/03/14	[2]	8/31/18	USD	8,165	(6,849)
2.82%[1]	3-month LIBOR	Chicago Mercantile	N/A		11/18/23	USD	170	(2,068)
0.82%[1]	6-month JPY LIBOR	Chicago Mercantile	N/A		11/25/23	JPY	71,955	(2,985)
0.79%[1]	6-month JPY LIBOR	Chicago Mercantile	N/A		11/28/23	JPY	78,495	(1,206)
Total								$(11,404)

[1]	Fund pays the fixed rate and receives the floating rate.
[2]	Forward swap.

•	OTC credit default swaps – buy protection outstanding as of March 31, 2014 were as follows:

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid	Unrealized Depreciation
Radian Group, Inc.	5.00%	Citibank N.A.	6/20/15	USD	750	$(39,404)	$10,634	$(50,038)

•	OTC credit default swaps – sold protection outstanding as of March 31, 2014 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Transocean, Inc.	1.00%	Barclays Bank PLC	3/20/19	BBB-	USD	190	$(5,065)	$(3,725)	$(1,340)
Transocean, Inc.	1.00%	JPMorgan Chase Bank N.A.	3/20/19	BBB-	USD	160	(4,259)	(4,025)	(234)
CDX.EM Series 21 Version 1	5.00%	Citibank N.A.	6/20/19	BB+	USD	391	36,976	30,949	6,027
Barrick Gold Corp.	1.00%	Goldman Sachs International	6/20/21	BBB	USD	136	(11,940)	(11,592)	(348)

86	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

•	OTC credit default swaps – sold protection outstanding as of March 31, 2014 were as follows: (concluded)

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA Series 7 AAA	0.50%	Goldman Sachs International	1/17/47	AAA	USD	90	$(2,782)	$(3,421)	$639
CMBX.NA Series 2 AM	0.50%	Deutsche Bank AG	3/15/49	A-	USD	275	(4,378)	(38,375)	33,997
CMBX.NA Series 3 AM	0.50%	Credit Suisse International	12/13/49	BBB-	USD	670	(31,553)	(64,988)	33,435
CMBX.NA Series 3 AM	0.50%	Royal Bank of Scotland PLC	12/13/49	BBB-	USD	1,320	(62,165)	(129,656)	67,491
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BB-	USD	95	(5,275)	(13,899)	8,624
Total							$(90,441)	$(238,732)	$148,291

[1]	Using Standard & Poor’s rating of the underlying securities of the index.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	OTC interest rate swaps outstanding as of March 31, 2014 were as follows:

Fixed Rate	Floating Rate	Counterparty	Effective Date		Expiration Date	Notional Amount (000)		Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
0.56%[1]	3-month LIBOR	Deutsche Bank AG	N/A		7/02/14	USD	13,000	$(20,279)	—	$(20,279)
11.77%[2]	1-day Overnight Brazil Interbank Deposit Rate	Deutsche Bank AG	N/A		1/04/16	BRL	1,222	(886)	$(437)	(449)
4.74%[2]	28-day Mexican Interbank Rate	Credit Suisse International	2/09/15	[3]	2/08/16	MXN	5,134	385,273	384,587	686
4.74%[2]	28-day Mexican Interbank Rate	Deutsche Bank AG	2/09/15	[3]	2/08/16	MXN	7,115	533,874	532,949	925
4.71%[2]	28-day Mexican Interbank Rate	Deutsche Bank AG	2/11/15	[3]	2/10/16	MXN	12,179	915,613	914,302	1,311
4.74%[2]	28-day Mexican Interbank Rate	Bank of America N.A.	3/19/15	[3]	3/17/16	MXN	10,705	813,424	812,832	592
3.28%[1]	3-month WIBOR	JPMorgan Chase Bank N.A.	3/26/15	[3]	3/26/16	PLN	2,500	(819,787)	(819,672)	(115)
2.57%[2]	3-month LIBOR	Deutsche Bank AG	N/A		10/27/20	USD	300	9,009	—	9,009
3.30%[1]	3-month LIBOR	Morgan Stanley Capital Services LLC	N/A		5/06/21	USD	700	(52,411)	—	(52,411)
3.27%[1]	3-month LIBOR	Deutsche Bank AG	N/A		5/16/21	USD	470	(33,304)	—	(33,304)
2.16%[1]	3-month LIBOR	Bank of America N.A.	N/A		5/28/23	USD	200	8,172	—	8,172
2.31%[1]	3-month LIBOR	Deutsche Bank AG	N/A		5/31/23	USD	200	5,561	—	5,561
6.83%[2]	28-day Mexican Interbank Rate	JPMorgan Chase Bank N.A.	N/A		11/03/23	MXN	2,750	4,419	—	4,419
Total								$1,748,678	$1,824,561	$(75,883)

[1]	Fund pays the fixed rate and receives the floating rate.
[2]	Fund pays the floating rate and receives the fixed rate.
[3]	Forward swap.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	87

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$27,937,237	$1,554,566	$29,491,803
Corporate Bonds	—	38,811,939	—	38,811,939
Floating Rate Loan Interests	—	—	310,721	310,721
Foreign Agency Obligations	—	1,481,065	—	1,481,065
Foreign Government Obligations	—	2,415,568	—	2,415,568
Non-Agency Mortgage-Backed Securities	—	17,956,808	523,633	18,480,441
Preferred Securities	$702,370	760,116	—	1,462,486
Taxable Municipal Bonds	—	496,381	—	496,381
U.S. Government Sponsored Agency Securities	—	65,846,756	—	65,846,756
U.S. Treasury Obligations	—	36,159,528	—	36,159,528
Short-Term Securities	2,748,268	2,080,375	—	4,828,643
Options Purchased:
Interest Rate Contracts	54,675	3,020	—	57,695
Liabilities:
Investments:
Borrowed Bonds	—	(2,052,477)	—	(2,052,477)
TBA Sale Commitments	—	(20,160,069)	—	(20,160,069)
Total	$3,505,313	$171,736,247	$2,388,920	$177,630,480

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$150,213	—	$150,213
Interest rate contracts	$85,719	32,379	—	118,098
Liabilities:
Credit contracts	—	(51,960)	—	(51,960)
Foreign currency exchange contracts	—	(14,931)	—	(14,931)
Interest rate contracts	(63,083)	(120,140)	—	(183,223)
Total	$22,636	$(4,439)	—	$18,197

[1]

Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The carrying amount or face value, including accrued interest, for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$12,443	—	—	$12,443
Foreign currency at value	47,207	—	—	47,207
Cash pledged for financial futures contracts	155,000	—	—	155,000
Cash pledged for centrally cleared swaps	125,000	—	—	125,000
Liabilities:
Reverse repurchase agreements	—	$(27,170,538)	—	(27,170,538)
Cash received as collateral for OTC derivatives	—	(100,000)	—	(100,000)
Total	$339,650	$(27,270,538)	—	$(26,930,888)

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2014.

88	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Schedule of Investments (concluded)	BlackRock Total Return V.I. Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening Balance, as of December 31, 2013	$5,402,020	$240,720	$311,482	$1,248,413	$7,202,635
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3[1]	(2,354,518)	—	—	(667,217)	(3,021,735)
Accrued discounts/premiums	195	21	—	92	308
Net realized gain (loss)	27,466	4,707	—	385	32,558
Net change in unrealized appreciation/depreciation[2]	(12,910)	(5,448)	(31)	330	(18,059)
Purchases	—	—	—	—	—
Sales	(1,507,687)	(240,000)	(730)	(58,370)	(1,806,787)
Closing Balance, as of March 31, 2014	$1,554,566	—	$310,721	$523,633	$2,388,920

Net change in unrealized appreciation/depreciation on investments still held at March 31, 2014[2]	$(439)	—	$(31)	$330	$(140)

[1]

As of December 31, 2013, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2014, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $3,021,735 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at March 31, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	89

Schedule of Investments March 31, 2014 (Unaudited)	BlackRock U.S. Government Bond V.I. Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1L, 1.34%, 8/15/25 (a)(b)	$700	$688,169
HLSS Servicer Advance Receivables Trust, Series 2013-T1, Class A2, 1.50%, 1/16/46 (a)(b)	342	341,316
OCP CLO Ltd., Series 2012-2A, Class A2, 1.72%, 11/22/23 (a)(b)	800	796,990
Prestige Auto Receivables Trust, Series 2013-1A, Class A2, 1.09%, 2/15/18 (a)	568	568,630
Santander Drive Auto Receivables Trust, Series 2013-A, Class A2, 0.80%, 10/17/16 (a)	1,778	1,780,376
Total Asset-Backed Securities — 4.1%		4,175,481

Corporate Bonds
Banks — 8.6%
Bank of Scotland PLC, 5.25%, 2/21/17 (a)	200	221,575
Caisse Centrale Desjardins du Quebec, 2.55%, 3/24/16 (a)	500	518,485
Canadian Imperial Bank of Commerce, 2.75%, 1/27/16 (a)	2,400	2,494,296
The Toronto-Dominion Bank:
2.20%, 7/29/15 (a)	2,900	2,967,889
1.63%, 9/14/16 (a)	2,390	2,435,769

		8,638,014
Diversified Financial Services — 0.2%
Northern Rock Asset Management PLC, 5.63%, 6/22/17 (a)	200	223,804
Thrifts & Mortgage Finance — 0.7%
Cie de Financement Foncier SA, 2.50%, 9/16/15 (a)	700	718,319
Total Corporate Bonds — 9.5%		9,580,137

Foreign Agency Obligations — 1.7%
Bank Nederlandse Gemeenten, 1.75%, 10/06/15 (a)	1,690	1,724,053

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 1.0%
GS Mortgage Securities Trust:
Series 2013-GC16, Class A4, 4.27%, 11/10/46	500	527,554
Series 2014-GC18, Class A4, 4.07%, 1/10/47	500	516,757

		1,044,311

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities — 2.4%
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR5, Class XA, 1.92%, 12/10/45 (b)	$6,804	$698,319
Series 2013-CR7, Class XA, 1.60%, 3/10/46 (b)	3,854	335,835
Series 2014-CR14, Class XA, 0.93%, 2/10/47 (b)	1,438	76,486
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XA, 1.58%, 4/15/46 (b)	4,476	419,636
WF-RBS Commercial Mortgage Trust:
Series 2012-C10, Class XA, 1.82%, 12/15/45 (a)(b)	7,042	740,128
Series 2014-LC14, Class XA, 1.48%, 3/15/47 (b)	1,646	150,052
Total Non-Agency Mortgage-Backed Securities — 3.4%		3,464,767

U.S. Government Sponsored Agency Securities
Agency Obligations — 6.2%
Fannie Mae, 1.63%, 10/26/15	3,880	3,959,447
Federal Home Loan Bank:
1.95%, 7/24/18	1,820	1,831,730
4.00%, 4/10/28	500	507,127

		6,298,304
Interest Only Commercial Mortgage-Backed Securities — 2.6%
Freddie Mac:
Series K023, Class X1, 1.31%, 8/25/22 (b)	18,068	1,535,088
Series K024, Class X1, 0.90%, 9/25/22 (b)	2,972	174,252
Series K025, Class X1, 0.90%, 10/25/22 (b)	3,884	232,913
Series K027, Class X1, 0.84%, 1/25/23 (b)	3,102	175,309
Series K030, Class X1, 0.23%, 4/25/23 (b)	16,568	279,936
Series K712, Class X1, 1.39%, 11/25/19 (b)	3,478	221,300
Ginnie Mae:
Series 2002-83, Class IO, 0.00%, 10/16/42 (b)	6,321	25
Series 2003-109, Class IO, 0.01%, 11/16/43 (b)	5,599	101
Series 2003-17, Class IO, 0.00%, 3/16/43 (b)	3,319	33
Series 2004-9, Class IO, 0.30%, 3/16/34 (b)	3,368	7,543

		2,626,500

Portfolio Abbreviations
CAD Canadian Dollar
JPY Japanese Yen
LIBOR London Interbank Offered Rate
OTC Over-the-counter
TBA To-be-announced
USD US Dollar

90	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities — 94.5%
Fannie Mae Mortgage-Backed Securities:
2.50%, 9/01/27	$2,102	$2,107,781
3.00%, 2/01/43-4/01/44 (c)	4,726	4,568,821
3.01%, 3/01/41 (b)	100	106,139
3.14%, 3/01/41 (b)	145	152,820
3.22%, 12/01/40 (b)	189	198,562
3.35%, 6/01/41 (b)	148	155,642
3.50%, 7/01/28-4/01/44 (b)(c)	8,248	8,435,028
4.00%, 2/01/25-4/01/44 (c)	20,599	21,451,899
4.50%, 2/01/25-4/01/44 (c)	12,494	13,318,628
5.00%, 4/01/29-4/01/44 (c)	4,651	5,015,995
5.50%, 11/01/21-4/01/44 (c)	1,162	1,275,584
6.00%, 4/01/35-6/01/41	1,247	1,394,774
6.50%, 5/01/40	1,546	1,734,342
Freddie Mac Mortgage-Backed Securities:
3.00%, 1/01/43-4/01/44 (c)	6,334	6,108,412
3.03%, 2/01/41 (b)	205	217,755
3.50%, 4/01/42-4/01/44 (c)	4,344	4,367,706
4.00%, 4/01/44 (c)	5,400	5,595,039
4.50%, 11/01/43-4/01/44 (c)	2,395	2,553,541
5.00%, 4/01/44 (c)	400	434,063
5.50%, 3/01/43-4/01/44 (c)	714	784,002
8.00%, 12/01/29-7/01/30	75	87,712
Ginnie Mae Mortgage-Backed Securities:
3.00%, 4/15/44 (c)	1,800	1,769,906
3.50%, 12/15/42-7/15/43	291	297,081
4.00%, 2/20/44-4/15/44 (c)	1,978	2,081,088
4.50%, 5/20/41-2/15/42	5,522	5,968,416
5.00%, 12/15/38-4/15/44 (c)	3,354	3,663,636
5.50%, 1/15/34	1,670	1,868,005

		95,712,377
Total U.S. Government Sponsored Agency Securities — 103.3%		104,637,181

U.S. Treasury Obligations
U.S. Treasury Bonds, 3.63%, 2/15/44	4,535	4,587,434
U.S. Treasury Inflation Indexed Bonds, 1.38%, 2/15/44	700	716,871
U.S. Treasury Inflation Indexed Notes, 0.63%, 1/15/24	2,055	2,061,964
U.S. Treasury Notes:
0.25%, 11/30/14	3,811	3,815,169
0.38%, 3/31/16 (d)	4,345	4,340,247
0.75%, 3/15/17 (d)	6,580	6,555,325
1.25%, 11/30/18-2/29/20	8,190	7,876,871
1.63%, 3/31/19-11/15/22 (d)	11,814	11,671,684
2.25%, 3/31/21	770	767,113
2.50%, 8/15/23	1,610	1,586,982
2.75%, 2/15/24	4,845	4,855,601
Total U.S. Treasury Obligations — 48.2%		48,835,261

		Value
Total Long-Term Investments (Cost — $172,807,304) — 170.2%		$172,416,880

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (e)(f)	2,537,652	2,537,652
Total Short-Term Securities (Cost — $2,537,652) — 2.5%		2,537,652

Options Purchased
(Cost — $69,787) — 0.0%		58,346
Total Investments Before TBA Sale Commitments and Options Written (Cost — $175,414,743*) — 1 72.7%		175,012,878

TBA Sale Commitments (c)	Par (000)
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/29	$2,100	(2,098,360)
3.50%, 4/01/29-4/01/44	4,500	(4,607,470)
3.00%, 4/01/44	4,700	(4,536,234)
4.00%, 4/01/44	9,900	(10,289,813)
4.50%, 4/01/44	5,100	(5,440,266)
5.00%, 4/01/44	1,000	(1,090,234)
5.50%, 4/01/44	500	(551,847)
Freddie Mac Mortgage-Backed Securities:
3.00%, 4/01/44	600	(578,273)
3.50%, 4/01/44	300	(301,453)
4.00%, 4/01/44	1,900	(1,971,027)
5.00%, 4/01/44	200	(217,297)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 4/15/44	200	(204,031)
4.00%, 4/15/44	200	(210,156)
4.50%, 4/15/44	2,700	(2,910,312)
5.00%, 4/15/44	2,500	(2,730,469)
5.50%, 4/15/44	1,600	(1,770,250)
Total TBA Sale Commitments (Proceeds — $39,487,113) — (39.0)%		(39,507,492)

Options Written
(Premiums Received — $220,212) — (0.1)%		(139,382)
Total Investments Net of TBA Sale Commitments and Options Written — 133.6%		135,366,004
Liabilities in Excess of Other Assets — (33.6)%		(34,047,240)

Net Assets — 100.0%		$101,318,764

Notes to Schedule of Investments

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$175,486,768

Gross unrealized appreciation	$1,504,040
Gross unrealized depreciation	(1,977,930)

Net unrealized depreciation	$(473,890)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	91

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represents or includes a TBA transaction. Unsettled TBA transactions as of March 31, 2014 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$2,702,375	$(4,875)
Citigroup Global Markets, Inc.	$2,698,875	$14,734
Credit Suisse Securities (USA) LLC	$6,974,367	$(28,246)
Deutsche Bank Securities, Inc.	$1,678,254	$(16,359)
Goldman Sachs & Co.	$5,239,250	$(7,672)
J.P. Morgan Securities LLC	$(3,171,129)	$(9,567)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$105,731	$(441)
Morgan Stanley & Co. LLC	$155,657	$(6,203)
Nomura Securities International, Inc.	$(1,148,219)	$1,219
RBC Capital Markets, LLC	$(207,875)	$(672)
RBS Securities, Inc.	$(104,844)	$563

(d)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2013	Net Activity	Shares Held at March 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,249,401	1,288,251	2,537,652	$579

(f)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of March 31, 2014 were as follows:

Counterparty	Interest Rate[1]	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	0.08%	3/31/14	4/01/14	$4,339,569	$4,339,579
Deutsche Bank Securities, Inc.	(0.03%)	3/31/14	4/01/14	6,547,100	6,547,100
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.05%	3/31/14	4/01/14	10,563,562	10,563,577
Total				$21,450,231	$21,450,256

[1]	Rate shown is as of report date.

•	Financial futures contracts outstanding as of March 31, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
(23)	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	June 2014	USD	5,049,937	$6,014
(3)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	June 2014	USD	356,859	442
(60)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June 2014	USD	7,410,000	27,491
9	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	June 2014	USD	1,198,969	9,237
(6)	U.S. Ultra Treasury Bonds	Chicago Board of Trade	June 2014	USD	866,813	3,436
(6)	Euro Dollar Futures	Chicago Mercantile	June 2015	USD	1,490,325	(3,877)
(12)	Euro Dollar Futures	Chicago Mercantile	September 2015	USD	2,973,450	(8,106)
(20)	Euro Dollar Futures	Chicago Mercantile	December 2015	USD	4,942,250	5,526
2	Euro Dollar Futures	Chicago Mercantile	March 2016	USD	492,750	(453)
(6)	Euro Dollar Futures	Chicago Mercantile	June 2016	USD	1,473,675	3,918
11	Euro Dollar Futures	Chicago Mercantile	December 2017	USD	2,663,788	(5,241)
Total						$38,387

92	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

•	Forward foreign currency exchange contracts outstanding as of March 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	510,000	CAD	572,479	Goldman Sachs Bank USA	6/18/14	$(6,864)
USD	1,245,000	JPY	127,228,915	Goldman Sachs Bank USA	6/18/14	11,822
Total						$4,958

•	Exchange-traded options purchased as of March 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar 1-Year Mid-Curve	Put	USD	99.00	9/12/14	22	$8,112
Euro Dollar 1-Year Mid-Curve	Put	USD	98.63	12/12/14	51	25,819
Total						$33,931

•	OTC interest rate swaptions purchased as of March 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	3/20/17	USD	800	$24,415

•	OTC interest rate swaptions written as of March 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Citibank N.A.	Call	3.26%	Pay	3-month LIBOR	11/14/14	USD	2,800	$(81,373)
10-Year Interest Rate Swap	Citibank N.A.	Put	3.26%	Receive	3-month LIBOR	11/14/14	USD	2,800	(43,798)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	3/20/17	USD	1,600	(14,211)
Total									$(139,382)

•	Centrally cleared interest rate swaps outstanding as of March 31, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date		Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.48%[1]	3-month LIBOR	Chicago Mercantile	N/A		8/01/15	USD	16,200	$(38,334)
0.53%[2]	3-month LIBOR	Chicago Mercantile	N/A		8/20/15	USD	32,400	92,833
0.55%[1]	3-month LIBOR	Chicago Mercantile	N/A		9/20/15	USD	36,200	(99,584)
0.47%[1]	3-month LIBOR	Chicago Mercantile	N/A		10/15/15	USD	16,200	(48,076)
0.47%[2]	3-month LIBOR	Chicago Mercantile	N/A		10/18/15	USD	28,000	78,359
0.42%[2]	3-month LIBOR	Chicago Mercantile	N/A		12/16/15	USD	9,000	6,490
1.70%[1]	3-month LIBOR	Chicago Mercantile	7/03/14	[3]	8/31/18	USD	5,925	(4,970)
1.53%[1]	3-month LIBOR	Chicago Mercantile	7/03/14	[3]	8/31/18	USD	2,500	15,251
1.70%[1]	3-month LIBOR	Chicago Mercantile	7/03/14	[3]	8/31/18	USD	2,400	(2,323)
2.27%[2]	3-month LIBOR	Chicago Mercantile	N/A		6/10/23	USD	700	(23,098)
2.38%[2]	3-month LIBOR	Chicago Mercantile	N/A		6/13/23	USD	800	(18,652)
2.37%[1]	3-month LIBOR	Chicago Mercantile	N/A		6/21/23	USD	2,900	72,733
2.75%[1]	3-month LIBOR	Chicago Mercantile	N/A		7/16/23	USD	1,100	(5,805)
2.71%[1]	3-month LIBOR	Chicago Mercantile	N/A		7/22/23	USD	1,200	(1,498)
2.96%[2]	3-month LIBOR	Chicago Mercantile	N/A		8/19/23	USD	1,700	33,368
2.85%[1]	3-month LIBOR	Chicago Mercantile	N/A		2/13/24	USD	400	(2,027)
2.88%[1]	3-month LIBOR	Chicago Mercantile	N/A		2/14/24	USD	500	(3,936)
3.76%[2]	3-month LIBOR	Chicago Mercantile	N/A		9/06/43	USD	1,900	88,529
3.91%[2]	3-month LIBOR	Chicago Mercantile	N/A		9/12/43	USD	3,700	271,943
3.83%[1]	3-month LIBOR	Chicago Mercantile	N/A		9/16/43	USD	1,100	(64,434)
3.80%[2]	3-month LIBOR	Chicago Mercantile	N/A		9/18/43	USD	1,000	51,831
3.67%[1]	3-month LIBOR	Chicago Mercantile	N/A		11/05/43	USD	600	(23,781)
3.71%[1]	3-month LIBOR	Chicago Mercantile	N/A		11/12/43	USD	1,600	(77,031)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	93

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

•	Centrally cleared interest rate swaps outstanding as of March 31, 2014 were as follows: (concluded)

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
3.75%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/18/43	USD	1,600	$(86,729)
3.84%[2]	3-month LIBOR	Chicago Mercantile	N/A	12/23/43	USD	3,300	227,036
3.65%[1]	3-month LIBOR	Chicago Mercantile	N/A	2/27/44	USD	300	(7,544)
3.59%[1]	3-month LIBOR	Chicago Mercantile	N/A	3/04/44	USD	300	(3,756)
Total							$426,795

[1]	Fund pays the fixed rate and receives the floating rate.
[2]	Fund pays the floating rate and receives the fixed rate.
[3]	Forward swap.

•	OTC interest rate swaps outstanding as of March 31, 2014 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Unrealized Appreciation (Depreciation)
2.36%[1]	3-month LIBOR	Citibank N.A.	12/20/15	USD	2,200	$86,633	$86,633
2.74%[2]	3-month LIBOR	Citibank N.A.	9/21/20	USD	400	(12,781)	(12,781)
2.50%[1]	3-month LIBOR	Deutsche Bank AG	9/30/20	USD	500	8,191	8,191
2.57%[1]	3-month LIBOR	Deutsche Bank AG	10/19/20	USD	500	15,600	15,600
2.28%[1]	3-month LIBOR	Deutsche Bank AG	6/03/23	USD	900	(28,064)	(28,064)
2.82%[2]	3-month LIBOR	Credit Suisse International	4/17/43	USD	1,100	136,530	136,530
2.81%[2]	3-month LIBOR	Citibank N.A.	4/25/43	USD	1,700	217,260	217,260
2.77%[2]	3-month LIBOR	Bank of America N.A.	5/03/43	USD	1,100	149,063	149,063
3.07%[2]	3-month LIBOR	Citibank N.A.	5/17/43	USD	1,800	139,503	139,503
3.09%[2]	3-month LIBOR	Bank of America N.A.	5/20/43	USD	700	52,542	52,542
Total						$764,477	$764,477

[1]	Fund pays the floating rate and receives the fixed rate.
[2]	Fund pays the fixed rate and receives the floating rate.

•	OTC total return swaps outstanding as of March 31, 2014 were as follows:

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount/ (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/39	USD	523	$473	$(6,163)	$6,636
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	JPMorgan Chase Bank N.A.	1/12/39	USD	806	728	(9,239)	9,967
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	JPMorgan Chase Bank N.A.	1/12/39	USD	754	681	(6,771)	7,452
Total						$1,882	$(22,173)	$24,055

[1]	Fund pays the total return of the reference entity and receives the floating rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

94	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Schedule of Investments (concluded)	BlackRock U.S. Government Bond V.I. Fund

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$4,175,481	—	$4,175,481
Corporate Bonds	—	9,580,137	—	9,580,137
Foreign Agency Obligations	—	1,724,053	—	1,724,053
Non-Agency Mortgage-Backed Securities	—	3,464,767	—	3,464,767
U.S. Government Sponsored Agency Securities	—	104,637,181	—	104,637,181
U.S. Treasury Obligations	—	48,835,261	—	48,835,261
Short-Term Securities	$2,537,652	—	—	2,537,652
Options Purchased:
Interest Rate Contracts	33,931	24,415	—	58,346
Liabilities:
Investments:
TBA Sale Commitments	—	(39,507,492)	—	(39,507,492)
Total	$2,571,583	$132,933,803	—	$135,505,386

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$11,822	—	$11,822
Interest rate contracts	$56,064	1,767,750	—	1,823,814
Liabilities:
Foreign currency exchange contracts	—	(6,864)	—	(6,864)
Interest rate contracts	(17,677)	(691,805)	—	(709,482)
Total	$38,387	$1,080,903	—	$1,119,290

[1]

Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$2,851,204	—	—	$2,851,204
Cash pledged for financial futures contracts	165,000	—	—	165,000
Cash pledged as collateral for reverse repurchase agreements	20,000	—	—	20,000
Cash pledged for centrally cleared swaps	150,000	—	—	150,000
Liabilities:
Reverse repurchase agreements	—	$(21,450,256)	—	(21,450,256)
Cash received as collateral for OTC derivatives	—	(200,000)	—	(200,000)
Total	$3,186,204	$(21,650,256)	—	$(18,464,052)

There were no transfers between levels during the period ended March 31, 2014.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	95

Schedule of Investments March 31, 2014 (Unaudited)	BlackRock Value Opportunities V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 3.0%
Esterline Technologies Corp. (a)	20,200	$2,152,108
The KEYW Holding Corp. (a)(b)	91,100	1,704,481
Moog, Inc., Class A (a)	61,400	4,022,314
Orbital Sciences Corp. (a)	37,100	1,035,090

		8,913,993
Auto Components — 1.0%
Tenneco, Inc. (a)	52,643	3,056,979
Automobiles — 0.8%
Thor Industries, Inc.	37,613	2,296,650
Banks — 5.9%
Banner Corp.	43,128	1,777,305
BBCN Bancorp, Inc.	66,900	1,146,666
Boston Private Financial Holdings, Inc.	110,553	1,495,782
Cathay General Bancorp	30,804	775,953
Hanmi Financial Corp.	120,700	2,812,310
Old National Bancorp	154,100	2,297,631
PrivateBancorp, Inc.	59,800	1,824,498
Umpqua Holdings Corp.	83,600	1,558,304
Wintrust Financial Corp.	75,800	3,688,428

		17,376,877
Beverages — 0.6%
Cott Corp.	197,452	1,672,418
Biotechnology — 2.6%
Arena Pharmaceuticals, Inc. (a)(b)	195,070	1,228,941
ArQule, Inc. (a)	119,023	243,997
MannKind Corp. (a)(b)	348,392	1,400,536
Myriad Genetics, Inc. (a)(b)	114,730	3,922,619
XOMA Corp. (a)(b)	132,658	691,148

		7,487,241
Building Products — 1.4%
Continental Building Products, Inc. (a)	106,600	2,008,344
Norcraft Cos., Inc. (a)	131,000	2,217,830

		4,226,174
Capital Markets — 2.0%
Artisan Partners Asset Management, Inc., Class A	5,500	353,375
Investment Technology Group, Inc. (a)	52,700	1,064,540
Marcus & Millichap, Inc. (a)	163,560	2,917,910
Stifel Financial Corp. (a)(b)	30,500	1,517,680

		5,853,505
Chemicals — 3.2%
Axiall Corp.	41,507	1,864,494
Huntsman Corp.	63,000	1,538,460
Kraton Performance Polymers, Inc. (a)	105,977	2,770,239
OM Group, Inc.	50,800	1,687,576
Rockwood Holdings, Inc.	20,091	1,494,770

		9,355,539
Communications Equipment — 2.9%
ARRIS Group, Inc. (a)	69,200	1,950,056
Digi International, Inc. (a)	156,500	1,588,475
Harmonic, Inc. (a)	278,300	1,987,062
Ixia (a)	153,100	1,913,750
Procera Networks, Inc. (a)(b)	113,600	1,180,304

		8,619,647
Construction & Engineering — 2.2%
EMCOR Group, Inc.	49,700	2,325,463
MYR Group, Inc. (a)	94,900	2,402,868
Orion Marine Group, Inc. (a)	145,456	1,828,382

		6,556,713

Common Stocks	Shares	Value
Consumer Finance — 0.6%
Springleaf Holdings, Inc. (a)	73,400	$1,846,010
Containers & Packaging — 0.5%
Rock Tenn Co., Class A	13,600	1,435,752
Diversified Consumer Services — 1.2%
Apollo Education Group, Inc., Class A (a)	76,275	2,611,656
Lincoln Educational Services Corp.	203,166	765,936
Regis Corp.	19,140	262,218

		3,639,810
Electric Utilities — 3.8%
ALLETE, Inc.	75,800	3,973,436
El Paso Electric Co.	83,200	2,972,736
Hawaiian Electric Industries, Inc. (b)	75,200	1,911,584
PNM Resources, Inc.	82,500	2,229,975

		11,087,731
Electronic Equipment, Instruments & Components — 6.0%
Anixter International, Inc.	36,400	3,695,328
Ingram Micro, Inc., Class A (a)	83,400	2,465,304
OSI Systems, Inc. (a)	47,000	2,813,420
Plexus Corp. (a)	34,600	1,386,422
Rofin-Sinar Technologies, Inc. (a)(b)	77,800	1,864,088
ScanSource, Inc. (a)	41,100	1,675,647
SYNNEX Corp. (a)	61,100	3,703,271

		17,603,480
Energy Equipment & Services — 2.9%
McDermott International, Inc. (a)(b)	228,400	1,786,088
Pioneer Energy Services Corp. (a)	219,830	2,846,799
Superior Energy Services, Inc.	71,400	2,196,264
TETRA Technologies, Inc. (a)(b)	123,900	1,585,920

		8,415,071
Food & Staples Retailing — 1.1%
SUPERVALU, Inc. (a)	458,300	3,134,772
Food Products — 0.8%
Pinnacle Foods, Inc.	78,197	2,334,962
Gas Utilities — 2.2%
Northwest Natural Gas Co.	22,600	994,626
South Jersey Industries, Inc.	54,000	3,028,860
Southwest Gas Corp.	44,300	2,367,835

		6,391,321
Health Care Equipment & Supplies — 6.7%
CONMED Corp.	33,392	1,450,882
Hansen Medical, Inc. (a)(b)	937,399	2,437,237
Invacare Corp.	200,819	3,829,618
Lumenis Ltd., Class B (a)	142,632	1,608,889
NuVasive, Inc. (a)	89,970	3,455,748
OraSure Technologies, Inc. (a)	553,729	4,413,220
Wright Medical Group, Inc. (a)	74,570	2,316,890

		19,512,484
Health Care Providers & Services — 2.4%
Gentiva Health Services, Inc. (a)	144,590	1,318,661
LCA-Vision, Inc. (a)	544,417	2,912,631
Owens & Minor, Inc.	75,280	2,637,058

		6,868,350
Hotels, Restaurants & Leisure — 2.2%
Brinker International, Inc.	33,331	1,748,211
Papa John’s International, Inc.	38,988	2,031,665
Pinnacle Entertainment, Inc. (a)	109,565	2,596,691

		6,376,567

96	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock Value Opportunities V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Household Durables — 1.3%
The New Home Co., Inc. (a)	61,000	$868,640
SodaStream International Ltd. (a)(b)	26,407	1,164,549
Taylor Morrison Home Corp., Class A (a)	69,103	1,623,921

		3,657,110
Insurance — 0.8%
Fidelity & Guaranty Life	87,200	2,057,920
Selective Insurance Group, Inc.	11,700	272,844

		2,330,764
Internet & Catalog Retail — 0.3%
dELiA*s, Inc. (a)(b)	1,050,865	882,727
Internet Software & Services — 0.4%
Millennial Media, Inc. (a)	160,329	1,109,477
IT Services — 0.5%
Euronet Worldwide, Inc. (a)	33,449	1,391,144
Leisure Products — 0.4%
LeapFrog Enterprises, Inc. (a)(b)	155,048	1,162,860
Life Sciences Tools & Services — 1.1%
Pacific Biosciences of California, Inc. (a)(b)	578,767	3,096,403
Machinery — 4.0%
Albany International Corp., Class A	20,300	721,462
Barnes Group, Inc.	49,600	1,908,112
CIRCOR International, Inc.	14,671	1,075,824
Crane Co.	28,900	2,056,235
EnPro Industries, Inc. (a)	19,500	1,417,065
Kennametal, Inc.	32,800	1,453,040
RBC Bearings, Inc. (a)	46,700	2,974,790

		11,606,528
Media — 2.2%
AMC Entertainment Holdings, Inc., Class A (a)	74,900	1,816,325
Carmike Cinemas, Inc. (a)	73,823	2,204,355
Live Nation Entertainment, Inc. (a)	111,733	2,430,193

		6,450,873
Metals & Mining — 1.6%
Haynes International, Inc.	56,205	3,035,070
Materion Corp.	21,514	729,970
Stillwater Mining Co. (a)	69,300	1,026,333

		4,791,373
Multiline Retail — 0.8%
Fred’s, Inc., Class A	130,964	2,358,662
Multi-Utilities — 1.6%
Northwestern Corp.	99,500	4,719,285
Oil, Gas & Consumable Fuels — 5.6%
Africa Oil Corp. (a)(b)	289,000	1,937,123
Bill Barrett Corp. (a)(b)	72,400	1,853,440
Callon Petroleum Co. (a)	117,600	984,312
Emerald Oil, Inc. (a)(b)	264,115	1,774,853
Navigator Holdings Ltd. (a)	44,800	1,164,800
Oasis Petroleum, Inc. (a)(b)	68,456	2,856,669
Ship Finance International Ltd.	126,400	2,271,408
SM Energy Co.	29,100	2,074,539
StealthGas, Inc. (a)	138,200	1,571,334

		16,488,478
Paper & Forest Products — 0.2%
Schweitzer-Mauduit International, Inc.	16,476	701,713
Professional Services — 0.9%
Kforce, Inc.	126,100	2,688,452
Real Estate Investment Trusts (REITs) — 6.3%
Ashford Hospitality Prime, Inc.	134,899	2,039,673

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
Corporate Office Properties Trust (b)	65,113	$1,734,610
CyrusOne, Inc.	175,461	3,654,853
Education Realty Trust, Inc.	325,905	3,216,682
Pennsylvania Real Estate Investment Trust	223,552	4,035,114
Rouse Properties, Inc.	224,283	3,866,639

		18,547,571
Semiconductors & Semiconductor Equipment — 2.7%
DSP Group, Inc. (a)	202,800	1,752,192
Exar Corp. (a)(b)	57,700	689,515
RF Micro Devices, Inc. (a)	314,149	2,475,494
Teradyne, Inc. (a)	66,700	1,326,663
Veeco Instruments, Inc. (a)	39,800	1,668,814

		7,912,678
Software — 3.4%
Bottomline Technologies, Inc. (a)(b)	68,603	2,411,395
Monotype Imaging Holdings, Inc.	21,375	644,243
PTC, Inc. (a)	63,500	2,249,805
Take-Two Interactive Software, Inc. (a)(b)	113,200	2,482,476
TIBCO Software, Inc. (a)	103,300	2,099,056

		9,886,975
Specialty Retail — 5.4%
Abercrombie & Fitch Co., Class A	88,788	3,418,338
The Children’s Place Retail Stores, Inc.	40,422	2,013,420
Express, Inc. (a)	75,833	1,204,228
Genesco, Inc. (a)	41,473	3,092,642
Murphy USA, Inc. (a)	38,914	1,579,519
Office Depot, Inc. (a)(b)	541,273	2,235,457
Penske Automotive Group, Inc.	38,266	1,636,254
Stage Stores, Inc.	27,380	669,441

		15,849,299
Technology Hardware, Storage & Peripherals — 1.2%
NCR Corp. (a)	45,836	1,675,306
Silicon Graphics International Corp. (a)	146,193	1,795,250

		3,470,556
Textiles, Apparel & Luxury Goods — 1.2%
G-III Apparel Group Ltd. (a)(b)	23,872	1,708,758
Vera Bradley, Inc. (a)	68,786	1,856,534

		3,565,292
Thrifts & Mortgage Finance — 0.9%
Northwest Bancshares, Inc.	183,600	2,680,560
Total Common Stocks — 98.8%		289,410,826

Warrants (c)	Shares	Value
Biotechnology — 0.1%
MannKind Corp. (Issued/exercisable 2/06/12, 0.6 Share for 1 Warrant, Expires 2/08/16, Strike Price $2.40)	53,200	82,992
XOMA Corp. (Issued/exercisable 3/09/12, 0.50 Share for 1 Warrant, Expires 3/09/17, Strike Price $1.76)	47,650	82,196
Total Warrants — 0.1%		165,188
Total Long-Term Investments (Cost — $232,347,893) — 98.9%		289,576,014

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	97

Schedule of Investments (continued)	BlackRock Value Opportunities V.I. Fund
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)(e)	3,065,221	$3,065,221

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.16% (d)(e)(f)	$30,411	30,411,411

Value
Total Short-Term Securities (Cost — $33,476,632) — 11.4%	$33,476,632
Total Investments (Cost — $265,824,525*) — 110.3%	323,052,646
Liabilities in Excess of Other Assets — (10.3)%	(30,247,428)

Net Assets — 100.0%	$292,805,218

Notes to Schedule of Investments

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$266,452,932

Gross unrealized appreciation	$61,945,713
Gross unrealized depreciation	(5,345,999)

Net unrealized appreciation	$56,599,714

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2013	Net Activity	Shares/Beneficial Interest Held at March 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,786,654	1,278,567	3,065,221	$318
BlackRock Liquidity Series, LLC, Money Market Series	$22,112,391	$8,299,020	$30,411,411	$149,007

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

98	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014

Schedule of Investments (concluded)	BlackRock Value Opportunities V.I. Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$289,410,826	—	—	$289,410,826
Warrants	82,992	—	$82,196	165,188
Short-Term Securities	3,065,221	$30,411,411	—	33,476,632
Total	$292,559,039	$30,411,411	$82,196	$323,052,646

[1] See above Schedule of Investments for values in each industry.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$253,358	—	—	$253,358
Liabilities:
Collateral on securities loaned at value	—	$(30,411,411)	—	(30,411,411)
Total	$253,358	$(30,411,411)	—	$(30,158,053)

There were no transfers between levels during the period ended March 31, 2014.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2014	99

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Variable Series Funds, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds, Inc.

Date: May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds, Inc.

Date: May 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Variable Series Funds, Inc.

Date: May 23, 2014